Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 6, 2022

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Global Opportunity Portfolio Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Disciplined Core Value Class I Division (1)
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Washington Mutual Investors Class 2 Division (7)
American Funds Insurance Series Washington Mutual Investors Class 4 Division (5)
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Trust Class 2 Division (4)
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division
BlackRock Advantage SMID Cap Class III Division (6)
BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Portfolio Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division

Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division

DWS Alternative Asset Allocation Class B Division DWS Equity 500 Index Class B2 Division DWS Small Mid Cap Value Class B Division Equity Income Class 1 Division

Equity Income Class 2 Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division

Franklin Global Real Estate VIP Class 2 Division
Franklin Income VIP Class 4 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division

International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division
Invesco Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Main Street Small Cap Series II Division (3)
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Global Technology and Innovation Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division

MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division
Neuberger Berman AMT Sustainable Equity Class S Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy Class M Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division

Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division

Short-Term Income Class 1 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
VanEck Global Resources Class S Division (2)

Invesco Discovery Mid Cap Growth Series I Division (8)	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from April 30, 2020(commencement of operations) through December 31, 2020
MidCap Class 2 Division	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 8, 2020(commencement of operations) through December 31, 2020

Invesco American Value Series I Division	For the period from April 29, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Balanced Service Shares Division PIMCO Emerging Markets Bond Administrative Class Division Blue Chip Class 3 Division	For the period from June 7, 2021 (commencement of operations) through December 31, 2021

(1)     Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(2)     Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(3)     Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(4)     Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(5)     Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(6)     Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(7)     Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(8)     Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,755,110	$5,481,284	$1,341,471	$1,679,872
Total assets	4755110	5,481,284	1,341,471	1,679,872
Total liabilities	—	—	—	—
Net assets	$4,755,110	$5,481,284	$1,341,471	$1,679,872

Net assets
Applicable to accumulation units	$4,755,110	$5,481,284	$1,341,471	$1,679,872
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,755,110	$5,481,284	$1,341,471	$1,679,872

Investments in shares of mutual funds, at cost	$3,934,191	$4,484,808	$1,180,932	$1,265,936

Shares of mutual funds owned	189,221	233,644	77,096	89,833

Accumulation units outstanding	63,343	258,794	82,291	65,799
Annuitized units outstanding	—	—	—	—
Total units outstanding	63,343	258,794	82,291	65,799

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$40,586	$54,399	$—

Expenses:
Mortality and expense risks	64,973	63,623	6,372	22,642
Administrative charges	7,798	7,386	1,441	2,717
Separate account rider charges	—	3,866	—	—
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	732,487	77,286	49,188	120,988
Capital gains distributions	1,053,267	—	—	227,646
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634

Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)

Net gains (losses) on investments	429,416	1,342,433	187,671	181,052

Net increase (decrease) in net assets resulting from operations	$429,416	$1,342,433	$187,671	$181,052

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$11,249,533	$34,357,712	$8,348,475	$4,765,718
Total assets	11,249,533	34,357,712	8,348,475	4,765,718
Total liabilities	—	—	—	—
Net assets	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Net assets
Applicable to accumulation units	$11,249,533	$34,357,712	$8,348,475	$4,765,718
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Investments in shares of mutual funds, at cost	$9,687,691	$31,363,114	$6,684,444	$2,964,933

Shares of mutual funds owned	1,049,397	3,008,556	333,272	151,871

Accumulation units outstanding	334,417	2,307,762	257,153	90,558
Annuitized units outstanding	—	—	—	—
Total units outstanding	334,417	2,307,762	257,153	90,558

Statements of Operations
Year ended December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$118,802	$1,063,568	$85,074	$—

Expenses:
Mortality and expense risks	126,756	410,950	105,980	56,899
Administrative charges	4,035	50,736	12,109	2,276
Separate account rider charges	—	57	4,166	—
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	489,253	525,362	369,649	471,788
Capital gains distributions	1,640,429	—	—	301,387
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175

Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550

Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550

Net increase (decrease) in net assets resulting from operations	$2,181,922	$1,633,808	$1,607,096	$888,550

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$26,603,287	$15,466,974	$2,535,657	$18,082,000
Total assets	26,603,287	15,466,974	2,535,657	18,082,000
Total liabilities	—	—	—	—
Net assets	$26,603,287	$15,466,974	$2,535,657	$18,082,000

Net assets
Applicable to accumulation units	$26,603,287	$15,466,974	$2,535,657	$18,082,000
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,603,287	$15,466,974	$2,535,657	$18,082,000

Investments in shares of mutual funds, at cost	$15,773,603	$9,656,002	$2,121,707	$15,842,961

Shares of mutual funds owned	873,958	1,129,801	88,227	633,123

Accumulation units outstanding	438,528	534,855	147,486	1,223,786
Annuitized units outstanding	—	—	—	—
Total units outstanding	438,528	534,855	147,486	1,223,786

Statements of Operations
Year ended December 31, 2021
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$234,223	$37,261	$222,298

Expenses:
Mortality and expense risks	349,471	176,812	31,919	97,310
Administrative charges	41,941	8,924	3,524	21,578
Separate account rider charges	4,052	—	3,100	—
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,822,547	1,452,168	195,264	128,994
Capital gains distributions	1,985,201	—	75,328	442,119
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113

Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657

Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180

Net increase (decrease) in net assets resulting from operations	$5,419,300	$2,937,097	$334,700	$1,739,180

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,801,581	$3,932,478	$1,535,313	$6,678,026
Total assets	1,801,581	3,932,478	1,535,313	6,678,026
Total liabilities	—	—	—	—
Net assets	$1,801,581	$3,932,478	$1,535,313	$6,678,026

Net assets
Applicable to accumulation units	$1,801,581	$3,932,478	$1,535,313	$6,678,026
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,801,581	$3,932,478	$1,535,313	$6,678,026

Investments in shares of mutual funds, at cost	$1,383,204	$3,504,093	$1,521,386	$5,938,437

Shares of mutual funds owned	54,693	119,311	153,839	447,289

Accumulation units outstanding	102,990	247,223	115,706	498,577
Annuitized units outstanding	—	—	—	—
Total units outstanding	102,990	247,223	115,706	498,577

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$63,220	$74,037

Expenses:
Mortality and expense risks	24,884	22,207	17,483	37,573
Administrative charges	2,369	4,970	700	8,372
Separate account rider charges	1,165	—	—	—
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	188,176	176,030	(11,517)	21,953
Capital gains distributions	45,307	76,229	—	—
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953

Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002

Net gains (losses) on investments	115,389	122,723	96,129	585,047

Net increase (decrease) in net assets resulting from operations	$115,389	$122,723	$96,129	$585,047

(1) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$5,944,848	$384,964	$2,086,822	$6,200,873
Total assets	5,944,848	384,964	2,086,822	6,200,873
Total liabilities	—	—	—	—
Net assets	$5,944,848	$384,964	$2,086,822	$6,200,873

Net assets
Applicable to accumulation units	$5,944,848	$384,964	$2,086,822	$6,200,873
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,944,848	$384,964	$2,086,822	$6,200,873

Investments in shares of mutual funds, at cost	$4,841,867	$388,271	$1,731,560	$5,499,197

Shares of mutual funds owned	322,739	36,733	66,290	198,491

Accumulation units outstanding	330,003	37,030	130,683	437,708
Annuitized units outstanding	—	—	—	—
Total units outstanding	330,003	37,030	130,683	437,708

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$28,698	$1,873	$18,084	$36,797

Expenses:
Mortality and expense risks	34,322	2,597	27,384	33,931
Administrative charges	7,416	516	2,639	7,467
Separate account rider charges	—	—	630	—
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	81,435	623	146,655	118,400
Capital gains distributions	200,379	—	71,367	155,602
Total realized gains (losses) on investments	281,814	623	218,022	274,002

Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)

Net gains (losses) on investments	574,364	(17,835)	73,680	113,860

Net increase (decrease) in net assets resulting from operations	$574,364	$(17,835)	$73,680	$113,860

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Assets
Investments in shares of mutual funds, at fair value	$4,239,983	$12,243,883	$6,037,414	$2,453,040
Total assets	4,239,983	12,243,883	6,037,414	2,453,040
Total liabilities	—	—	—	—
Net assets	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Net assets
Applicable to accumulation units	$4,239,983	$12,243,883	$6,037,414	$2,453,040
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Investments in shares of mutual funds, at cost	$3,222,405	$9,422,994	$6,059,489	$3,309,517

Shares of mutual funds owned	237,801	691,354	433,100	232,076

Accumulation units outstanding	226,752	775,948	416,023	148,218
Annuitized units outstanding	—	—	—	—
Total units outstanding	226,752	775,948	416,023	148,218

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Net investment income (loss)
Investment income:
Dividends	$56,712	$141,495	$100,085	$27,811

Expenses:
Mortality and expense risks	49,238	74,507	24,612	14,800
Administrative charges	4,908	15,911	5,689	3,240
Separate account rider charges	4,299	—	9	—
Net investment income (loss)	(1,733)	51,077	69,775	9,771

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	92,113	226,331	101,978	(43,594)
Capital gains distributions	—	—	415,310	1,126,046
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452

Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)

Net gains (losses) on investments	905,601	2,437,817	355,114	223,943

Net increase (decrease) in net assets resulting from operations	$905,601	$2,437,817	$355,114	$223,943

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(2) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(3) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,163,321	$6,984,897	$973,646	$11,866,529
Total assets	4,163,321	6,984,897	973,646	11,866,529
Total liabilities	—	—	—	—
Net assets	$4,163,321	$6,984,897	$973,646	$11,866,529

Net assets
Applicable to accumulation units	$4,163,321	$6,984,897	$973,646	$11,866,529
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,163,321	$6,984,897	$973,646	$11,866,529

Investments in shares of mutual funds, at cost	$4,526,436	$6,917,266	$751,864	$8,598,907

Shares of mutual funds owned	289,522	545,269	39,515	366,025

Accumulation units outstanding	300,374	624,900	68,310	156,687
Annuitized units outstanding	—	—	—	—
Total units outstanding	300,374	624,900	68,310	156,687

Statements of Operations
Year ended December 31, 2021
	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$31,501	$—	$3,565	$—

Expenses:
Mortality and expense risks	29,251	14,919	6,215	155,517
Administrative charges	5,159	2,902	1,237	18,664
Separate account rider charges	691	—	—	5,125
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	105,267	21,619	11,397	1,153,798
Capital gains distributions	682,728	46,707	5,117	1,804,514
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312

Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)

Net gains (losses) on investments	157,295	118,136	171,217	1,283,507

Net increase (decrease) in net assets resulting from operations	$157,295	$118,136	$171,217	$1,283,507

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$3,162,999	$5,038,981	$6,437,873	$8,698,121
Total assets	3,162,999	5,038,981	6,437,873	8,698,121
Total liabilities	—	—	—	—
Net assets	$3,162,999	$5,038,981	$6,437,873	$8,698,121

Net assets
Applicable to accumulation units	$3,162,999	$5,038,981	$6,437,873	$8,698,121
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,162,999	$5,038,981	$6,437,873	$8,698,121

Investments in shares of mutual funds, at cost	$2,759,740	$5,198,635	$5,581,982	$6,956,350

Shares of mutual funds owned	31,092	92,272	65,207	60,099

Accumulation units outstanding	262,867	449,044	429,858	547,572
Annuitized units outstanding	—	—	—	—
Total units outstanding	262,867	449,044	429,858	547,572

Statements of Operations
Year ended December 31, 2021
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$51,181	$115,843	$45,033	$65,247

Expenses:
Mortality and expense risks	16,747	26,455	37,047	53,269
Administrative charges	4,093	6,439	8,292	11,289
Separate account rider charges	—	—	—	—
Net investment income (loss)	30,341	82,949	(306)	689

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	39,000	(3,413)	113,831	261,405
Capital gains distributions	—	—	165,954	221,556
Total realized gains (losses) on investments	39,000	(3,413)	279,785	482,961

Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	261,094	993,671

Net gains (losses) on investments	231,776	(105,985)	540,573	1,477,321

Net increase (decrease) in net assets resulting from operations	$231,776	$(105,985)	$540,573	$1,477,321

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$5,877,911	$5,303,971	$3,001,068	$110,485,363
Total assets	5,877,911	5,303,971	3,001,068	110,485,363
Total liabilities	—	—	—	—
Net assets	$5,877,911	$5,303,971	$3,001,068	$110,485,363

Net assets
Applicable to accumulation units	$5,877,911	$5,303,971	$3,001,068	$110,485,363
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,877,911	$5,303,971	$3,001,068	$110,485,363

Investments in shares of mutual funds, at cost	$5,755,564	$5,386,685	$2,557,806	$110,108,075

Shares of mutual funds owned	173,851	541,774	145,824	9,624,161

Accumulation units outstanding	296,172	486,336	211,056	4,798,719
Annuitized units outstanding	—	—	—	—
Total units outstanding	296,172	486,336	211,056	4,798,719

Statements of Operations
Year ended December 31, 2021
	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$64,163	$10,659	$2,986,194

Expenses:
Mortality and expense risks	31,760	35,514	13,980	1,381,702
Administrative charges	7,138	6,090	3,014	115,565
Separate account rider charges	—	89	—	24,908
Net investment income (loss)	(38,898)	22,470	(6,335)	1,464,019

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	228,679	10,350	26,105	1,381,745
Capital gains distributions	717,152	—	—	2,852,512
Total realized gains (losses) on investments	945,831	10,350	26,105	4,234,257

Change in net unrealized appreciation (depreciation)
of investments	(501,467)	(124,054)	347,204	(7,822,161)

Net gains (losses) on investments	405,466	(91,234)	366,974	(2,123,885)

Net increase (decrease) in net assets resulting from operations	$405,466	$(91,234)	$366,974	$(2,123,885)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,931,741	$23,297,357	$963,138,474	$184,037,476
Total assets	2,931,741	23,297,357	963,138,474	184,037,476
Total liabilities	—	—	—	—
Net assets	$2,931,741	$23,297,357	$963,138,474	$184,037,476

Net assets
Applicable to accumulation units	$2,931,741	$23,297,357	$963,138,474	$184,037,476
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,931,741	$23,297,357	$963,138,474	$184,037,476

Investments in shares of mutual funds, at cost	$2,358,213	$20,439,226	$779,054,140	$150,332,741

Shares of mutual funds owned	64,776	1,286,436	53,065,480	12,753,810

Accumulation units outstanding	143,313	1,611,253	44,423,504	11,703,243
Annuitized units outstanding	—	—	—	—
Total units outstanding	143,313	1,611,253	44,423,504	11,703,243

Statements of Operations
Year ended December 31, 2021
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$17,293	$501,895	$18,317,614	$3,179,820

Expenses:
Mortality and expense risks	34,646	274,622	12,213,959	2,302,262
Administrative charges	3,739	10,452	1,465,846	279,149
Separate account rider charges	1,651	—	224,852	46,697
Net investment income (loss)	(22,743)	216,821	4,412,957	551,712

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	25,451	470,471	41,578,264	6,886,286
Capital gains distributions	—	1,225,980	50,492,900	4,023,368
Total realized gains (losses) on investments	25,451	1,696,451	92,071,164	10,909,654

Change in net unrealized appreciation (depreciation)
of investments	713,759	291,852	(9,861,190)	3,544,005

Net gains (losses) on investments	716,467	2,205,124	86,622,931	15,005,371

Net increase (decrease) in net assets resulting from operations	$716,467	$2,205,124	$86,622,931	$15,005,371

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858
Total assets	229,832,565	3,973,660,862	388,997,410	1,277,224,858
Total liabilities	—	—	—	—
Net assets	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

Net assets
Applicable to accumulation units	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

Investments in shares of mutual funds, at cost	$197,998,534	$2,912,911,357	$296,319,291	$1,049,034,629

Shares of mutual funds owned	17,319,711	183,286,940	24,840,192	90,776,464

Accumulation units outstanding	17,007,550	157,551,456	22,587,318	88,928,498
Annuitized units outstanding	—	—	—	—
Total units outstanding	17,007,550	157,551,456	22,587,318	88,928,498

Statements of Operations
Year ended December 31, 2021
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,770,577	$68,289,856	$6,061,825	$13,791,266

Expenses:
Mortality and expense risks	2,606,282	49,336,056	4,781,405	14,270,159
Administrative charges	312,790	5,921,018	583,639	1,712,619
Separate account rider charges	—	620,830	144,111	—
Net investment income (loss)	(148,495)	12,411,952	552,670	(2,191,512)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,430,952	180,919,031	14,589,482	5,601,723
Capital gains distributions	3,313,923	182,438,592	9,206,644	17,234,779
Total realized gains (losses) on investments	4,744,875	363,357,623	23,796,126	22,836,502

Change in net unrealized appreciation (depreciation)
of investments	12,371,027	111,392,040	20,001,377	109,734,383

Net gains (losses) on investments	16,967,407	487,161,615	44,350,173	130,379,373

Net increase (decrease) in net assets resulting from operations	$16,967,407	$487,161,615	$44,350,173	$130,379,373

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$326,041,854	$102,535,128	$108,264	$3,105,756
Total assets	326,041,854	102,535,128	108,264	3,105,756
Total liabilities	—	—	—	—
Net assets	$326,041,854	$102,535,128	$108,264	$3,105,756

Net assets
Applicable to accumulation units	$326,041,854	$102,535,128	$108,264	$3,105,756
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$326,041,854	$102,535,128	$108,264	$3,105,756

Investments in shares of mutual funds, at cost	$292,759,562	$70,756,787	$98,261	$2,134,012

Shares of mutual funds owned	21,436,019	5,348,729	7,165	102,738

Accumulation units outstanding	21,020,386	3,078,631	8,988	148,383
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,020,386	3,078,631	8,988	148,383

Statements of Operations
Year ended December 31, 2021
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$6,078,264	$1,334,072	$1,353	$33,438

Expenses:
Mortality and expense risks	4,120,708	1,272,500	788	27,990
Administrative charges	494,543	82,326	126	4,562
Separate account rider charges	39,245	3,666	—	—
Net investment income (loss)	1,423,768	(24,420)	439	886

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,231,068	5,583,169	250	159,863
Capital gains distributions	7,434,677	489,448	—	133,898
Total realized gains (losses) on investments	20,665,745	6,072,617	250	293,761

Change in net unrealized appreciation (depreciation)
of investments	(4,653,233)	2,447,512	7,126	421,499

Net gains (losses) on investments	17,436,280	8,495,709	7,815	716,146

Net increase (decrease) in net assets resulting from operations	$17,436,280	$8,495,709	$7,815	$716,146

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$1,968,215	$916,483	$261,599	$1,110,514
Total assets	1,968,215	916,483	261,599	1,110,514
Total liabilities	—	—	—	—
Net assets	$1,968,215	$916,483	$261,599	$1,110,514

Net assets
Applicable to accumulation units	$1,968,215	$916,483	$261,599	$1,110,514
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,968,215	$916,483	$261,599	$1,110,514

Investments in shares of mutual funds, at cost	$1,686,868	$1,189,024	$231,227	$1,455,408

Shares of mutual funds owned	127,310	87,284	3,547	98,537

Accumulation units outstanding	128,602	60,736	17,873	62,354
Annuitized units outstanding	—	—	—	—
Total units outstanding	128,602	60,736	17,873	62,354

Statements of Operations
Year ended December 31, 2021
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net investment income (loss)
Investment income:
Dividends	$12,819	$99,010	$1,537	$—

Expenses:
Mortality and expense risks	17,039	3,700	1,174	10,596
Administrative charges	2,359	764	279	1,360
Separate account rider charges	631	117	—	—
Net investment income (loss)	(7,210)	94,429	84	(11,956)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,516)	11,919	4,771	(9,387)
Capital gains distributions	—	171,543	16,839	301,901
Total realized gains (losses) on investments	(13,516)	183,462	21,610	292,514

Change in net unrealized appreciation (depreciation)
of investments	378,506	(291,599)	14,977	(347,142)

Net gains (losses) on investments	357,780	(13,708)	36,671	(66,584)

Net increase (decrease) in net assets resulting from operations	$357,780	$(13,708)	$36,671	$(66,584)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$417,284	$759,637	$221,633,377	$13,075,836
Total assets	417,284	759,637	221,633,377	13,075,836
Total liabilities	—	—	—	—
Net assets	$417,284	$759,637	$221,633,377	$13,075,836

Net assets
Applicable to accumulation units	$417,284	$759,637	$221,445,968	$13,075,836
Applicable to contracts in annuitization period	—	—	187,409	—
Total net assets	$417,284	$759,637	$221,633,377	$13,075,836

Investments in shares of mutual funds, at cost	$351,085	$674,264	$157,396,777	$10,587,173

Shares of mutual funds owned	22,991	36,876	6,471,048	386,060

Accumulation units outstanding	28,609	44,571	9,078,811	799,320
Annuitized units outstanding	—	—	12,288	—
Total units outstanding	28,609	44,571	9,091,099	799,320

Statements of Operations
Year ended December 31, 2021
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$4,864	$3,162	$4,327,769	$208,479

Expenses:
Mortality and expense risks	2,398	4,928	2,711,674	77,712
Administrative charges	532	707	227,896	15,975
Separate account rider charges	—	801	9,487	—
Net investment income (loss)	1,934	(3,274)	1,378,712	114,792

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,563	45,274	15,815,520	220,059
Capital gains distributions	23,135	8,722	124,878	6,520
Total realized gains (losses) on investments	27,698	53,996	15,940,398	226,579

Change in net unrealized appreciation (depreciation)
of investments	42,230	68,325	24,786,854	1,616,973

Net gains (losses) on investments	71,862	119,047	42,105,964	1,958,344

Net increase (decrease) in net assets resulting from operations	$71,862	$119,047	$42,105,964	$1,958,344

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$44,412,650	$70,396,734	$30,400,329	$2,554,911
Total assets	44,412,650	70,396,734	30,400,329	2,554,911
Total liabilities	—	—	—	—
Net assets	$44,412,650	$70,396,734	$30,400,329	$2,554,911

Net assets
Applicable to accumulation units	$44,412,650	$70,396,734	$30,400,329	$2,554,911
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$44,412,650	$70,396,734	$30,400,329	$2,554,911

Investments in shares of mutual funds, at cost	$28,610,032	$48,818,408	$25,766,823	$2,447,939

Shares of mutual funds owned	822,456	1,340,635	1,203,021	166,878

Accumulation units outstanding	755,830	1,906,597	958,833	192,279
Annuitized units outstanding	—	—	—	—
Total units outstanding	755,830	1,906,597	958,833	192,279

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,265	$17,332	$482,117	$21,209

Expenses:
Mortality and expense risks	522,642	720,425	368,394	10,338
Administrative charges	20,908	96,841	25,111	2,585
Separate account rider charges	—	8,298	2,359	—
Net investment income (loss)	(523,285)	(808,232)	86,253	8,286

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,030,403	3,026,584	696,777	8,435
Capital gains distributions	5,180,641	8,191,303	3,345,118	50,546
Total realized gains (losses) on investments	8,211,044	11,217,887	4,041,895	58,981

Change in net unrealized appreciation (depreciation)
of investments	1,981,140	4,441,526	1,911,139	54,256

Net gains (losses) on investments	9,668,899	14,851,181	6,039,287	121,523

Net increase (decrease) in net assets resulting from operations	$9,668,899	$14,851,181	$6,039,287	$121,523

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,145,209	$2,641,857	$1,636,047	$31,672,306
Total assets	3,145,209	2,641,857	1,636,047	31,672,306
Total liabilities	—	—	—	—
Net assets	$3,145,209	$2,641,857	$1,636,047	$31,672,306

Net assets
Applicable to accumulation units	$3,145,209	$2,641,857	$1,636,047	$31,672,306
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,145,209	$2,641,857	$1,636,047	$31,672,306

Investments in shares of mutual funds, at cost	$2,931,412	$2,222,802	$1,580,136	$31,672,288

Shares of mutual funds owned	176,598	91,636	62,492	31,672,306

Accumulation units outstanding	223,706	172,901	107,005	8,088,645
Annuitized units outstanding	—	—	—	—
Total units outstanding	223,706	172,901	107,005	8,088,645

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$25,645	$17,729	$9,513	$3,654

Expenses:
Mortality and expense risks	12,289	11,889	5,082	407,096
Administrative charges	3,073	2,973	1,271	31,382
Separate account rider charges	—	—	—	5,508
Net investment income (loss)	10,283	2,867	3,160	(440,332)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	14,111	4,126	74,339	—
Capital gains distributions	79,449	79,290	31,808	—
Total realized gains (losses) on investments	93,560	83,416	106,147	—

Change in net unrealized appreciation (depreciation)
of investments	101,502	194,594	(8,716)	18

Net gains (losses) on investments	205,345	280,877	100,591	(440,314)

Net increase (decrease) in net assets resulting from operations	$205,345	$280,877	$100,591	$(440,314)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$19,568,998	$20,127,287	$15,813,851	$138,446
Total assets	19,568,998	20,127,287	15,813,851	138,446
Total liabilities	—	—	—	—
Net assets	$19,568,998	$20,127,287	$15,813,851	$138,446

Net assets
Applicable to accumulation units	$19,568,998	$20,127,287	$15,813,851	$138,446
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$19,568,998	$20,127,287	$15,813,851	$138,446

Investments in shares of mutual funds, at cost	$19,568,998	$14,338,868	$11,526,868	$139,570

Shares of mutual funds owned	19,568,998	197,908	159,061	3,407

Accumulation units outstanding	1,974,977	436,822	259,762	6,676
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,974,977	436,822	259,762	6,676

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$1,906	$—	$—	$670

Expenses:
Mortality and expense risks	165,633	243,325	195,477	1,255
Administrative charges	28,617	9,734	23,460	—
Separate account rider charges	—	—	7,980	—
Net investment income (loss)	(192,344)	(253,059)	(226,917)	(585)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,341,703	1,146,250	18,444
Capital gains distributions	—	4,058,545	3,278,414	20,945
Total realized gains (losses) on investments	—	5,400,248	4,424,664	39,389

Change in net unrealized appreciation (depreciation)
of investments	—	(1,394,454)	(1,200,531)	(13,671)

Net gains (losses) on investments	(192,344)	3,752,735	2,997,216	25,133

Net increase (decrease) in net assets resulting from operations	$(192,344)	$3,752,735	$2,997,216	$25,133

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$31,247,062	$24,906,237	$2,131,672	$3,670,686
Total assets	31,247,062	24,906,237	2,131,672	3,670,686
Total liabilities	—	—	—	—
Net assets	$31,247,062	$24,906,237	$2,131,672	$3,670,686

Net assets
Applicable to accumulation units	$31,247,062	$24,906,237	$2,131,672	$3,670,686
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$31,247,062	$24,906,237	$2,131,672	$3,670,686

Investments in shares of mutual funds, at cost	$26,182,791	$17,749,473	$1,916,068	$3,391,735

Shares of mutual funds owned	793,274	860,616	122,019	213,040

Accumulation units outstanding	1,095,312	997,561	154,315	293,447
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,095,312	997,561	154,315	293,447

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$107,023	$78,754	$16,056	$121,475

Expenses:
Mortality and expense risks	324,590	296,511	15,947	16,952
Administrative charges	44,747	37,114	2,560	4,213
Separate account rider charges	11,819	1,568	13	—
Net investment income (loss)	(274,133)	(256,439)	(2,464)	100,310

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,101,253	1,828,346	(5,256)	(532)
Capital gains distributions	4,868,270	1,829,832	41,310	—
Total realized gains (losses) on investments	5,969,523	3,658,178	36,054	(532)

Change in net unrealized appreciation (depreciation)
of investments	553,301	650,912	367,540	281,524

Net gains (losses) on investments	6,248,691	4,052,651	401,130	381,302

Net increase (decrease) in net assets resulting from operations	$6,248,691	$4,052,651	$401,130	$381,302

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$7,326,383	$3,855,571	$2,443,680	$12,777,267
Total assets	7,326,383	3,855,571	2,443,680	12,777,267
Total liabilities	—	—	—	—
Net assets	$7,326,383	$3,855,571	$2,443,680	$12,777,267

Net assets
Applicable to accumulation units	$7,326,383	$3,855,571	$2,443,680	$12,777,267
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,326,383	$3,855,571	$2,443,680	$12,777,267

Investments in shares of mutual funds, at cost	$5,726,483	$3,325,513	$2,531,162	$10,384,429

Shares of mutual funds owned	206,435	219,816	211,208	654,573

Accumulation units outstanding	389,848	117,643	239,555	304,488
Annuitized units outstanding	—	—	—	—
Total units outstanding	389,848	117,643	239,555	304,488

Statements of Operations
Year ended December 31, 2021
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$44,734	$41,559	$59,108	$56,834

Expenses:
Mortality and expense risks	41,165	50,215	14,569	157,271
Administrative charges	8,393	5,814	3,635	18,661
Separate account rider charges	—	1,922	—	3,286
Net investment income (loss)	(4,824)	(16,392)	40,904	(122,384)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	53,996	(114,922)	(14,275)	231,003
Capital gains distributions	176,585	110,043	—	1,672,590
Total realized gains (losses) on investments	230,581	(4,879)	(14,275)	1,903,593

Change in net unrealized appreciation (depreciation)
of investments	1,048,899	820,831	(89,677)	1,412,811

Net gains (losses) on investments	1,274,656	799,560	(63,048)	3,194,020

Net increase (decrease) in net assets resulting from operations	$1,274,656	$799,560	$(63,048)	$3,194,020

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$2,648,683	$604,408	$6,058,366	$1,224,758
Total assets	2,648,683	604,408	6,058,366	1,224,758
Total liabilities	—	—	—	—
Net assets	$2,648,683	$604,408	$6,058,366	$1,224,758

Net assets
Applicable to accumulation units	$2,648,683	$604,408	$6,058,366	$1,224,758
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,648,683	$604,408	$6,058,366	$1,224,758

Investments in shares of mutual funds, at cost	$2,269,887	$590,314	$5,782,923	$1,266,048

Shares of mutual funds owned	134,314	61,927	463,177	94,722

Accumulation units outstanding	158,750	53,872	177,218	80,557
Annuitized units outstanding	—	—	—	—
Total units outstanding	158,750	53,872	177,218	80,557

Statements of Operations
Year ended December 31, 2021
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$5,063	$8,974	$27,741	$2,774

Expenses:
Mortality and expense risks	16,994	2,798	76,862	6,760
Administrative charges	3,306	680	9,001	1,408
Separate account rider charges	—	—	1,614	—
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,773	1,586	189,004	15,937
Capital gains distributions	337,488	—	1,308,618	259,959
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896

Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)

Net gains (losses) on investments	551,889	14,945	1,208,712	158,390

Net increase (decrease) in net assets resulting from operations	$551,889	$14,945	$1,208,712	$158,390

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$73,053,777	$3,508,955	$180,772	$305,432
Total assets	73,053,777	3,508,955	180,772	305,432
Total liabilities	—	—	—	—
Net assets	$73,053,777	$3,508,955	$180,772	$305,432

Net assets
Applicable to accumulation units	$73,053,777	$3,508,955	$180,772	$305,432
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$73,053,777	$3,508,955	$180,772	$305,432

Investments in shares of mutual funds, at cost	$77,520,053	$3,617,447	$185,493	$246,624

Shares of mutual funds owned	7,706,095	143,810	11,124	17,246

Accumulation units outstanding	6,566,751	324,638	18,540	24,240
Annuitized units outstanding	—	—	—	—
Total units outstanding	6,566,751	324,638	18,540	24,240

Statements of Operations
Year ended December 31, 2021
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$1,728,828	$74,403	$—	$1,585

Expenses:
Mortality and expense risks	925,151	31,823	1,794	2,118
Administrative charges	69,937	4,077	280	352
Separate account rider charges	7,355	138	—	28
Net investment income (loss)	726,385	38,365	(2,074)	(913)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(638,521)	(49,050)	298	1,003
Capital gains distributions	—	—	2,348	—
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003

Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092

Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182

Net increase (decrease) in net assets resulting from operations	$(2,008,011)	$38,519	$(59)	$52,182

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Assets
Investments in shares of mutual funds, at fair value	$711,487	$39,901,341	$5,220,893	$3,908,584
Total assets	711,487	39,901,341	5,220,893	3,908,584
Total liabilities	—	—	—	—
Net assets	$711,487	$39,901,341	$5,220,893	$3,908,584

Net assets
Applicable to accumulation units	$711,487	$39,901,341	$5,220,893	$3,908,584
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$711,487	$39,901,341	$5,220,893	$3,908,584

Investments in shares of mutual funds, at cost	$659,436	$32,677,798	$3,909,135	$3,696,262

Shares of mutual funds owned	26,342	2,028,538	58,907	194,167

Accumulation units outstanding	63,358	1,177,628	138,929	374,216
Annuitized units outstanding	—	—	—	—
Total units outstanding	63,358	1,177,628	138,929	374,216

Statements of Operations
Year ended December 31, 2021
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$185,594	$—	$17,068

Expenses:
Mortality and expense risks	7,122	524,899	69,314	33,041
Administrative charges	997	47,044	2,773	3,965
Separate account rider charges	106	2,692	—	497
Net investment income (loss)	(8,225)	(389,041)	(72,087)	(20,435)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,213	1,707,539	579,594	8,604
Capital gains distributions	16,565	629,650	634,564	—
Total realized gains (losses) on investments	21,778	2,337,189	1,214,158	8,604

Change in net unrealized appreciation (depreciation)
of investments	27,507	(2,033,774)	(574,815)	212,322

Net gains (losses) on investments	41,060	(85,626)	567,256	200,491

Net increase (decrease) in net assets resulting from operations	$41,060	$(85,626)	$567,256	$200,491

(1) Commenced operations April 29, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Assets
Investments in shares of mutual funds, at fair value	$927,784	$15,437,434	$1,126,444	$7,332,083
Total assets	927,784	15,437,434	1,126,444	7,332,083
Total liabilities	—	—	—	—
Net assets	$927,784	$15,437,434	$1,126,444	$7,332,083

Net assets
Applicable to accumulation units	$927,784	$15,437,434	$1,126,444	$7,332,083
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$927,784	$15,437,434	$1,126,444	$7,332,083

Investments in shares of mutual funds, at cost	$932,138	$13,227,788	$790,602	$6,151,724

Shares of mutual funds owned	87,942	408,506	9,827	216,541

Accumulation units outstanding	71,533	539,010	64,428	225,044
Annuitized units outstanding	—	—	—	—
Total units outstanding	71,533	539,010	64,428	225,044

Statements of Operations
Year ended December 31, 2021
	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Net investment income (loss)
Investment income:
Dividends	$26,452	$98,168	$—	$14,433

Expenses:
Mortality and expense risks	6,394	185,871	15,195	89,369
Administrative charges	1,171	7,436	608	4,525
Separate account rider charges	—	—	—	324
Net investment income (loss)	18,887	(95,139)	(15,803)	(79,785)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,627)	543,039	112,395	19,436
Capital gains distributions	28,460	336,233	121,956	750,738
Total realized gains (losses) on investments	26,833	879,272	234,351	770,174

Change in net unrealized appreciation (depreciation)
of investments	11,546	2,641,322	(22,757)	51,063

Net gains (losses) on investments	57,266	3,425,455	195,791	741,452

Net increase (decrease) in net assets resulting from operations	$57,266	$3,425,455	$195,791	$741,452

(1) Represented the operations of Invesco Oppenheimer Discovery Mid Cap Growth Series I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Assets
Investments in shares of mutual funds, at fair value	$8,307,958	$6,122,558	$3,000,907	$487,114
Total assets	8,307,958	6,122,558	3,000,907	487,114
Total liabilities	—	—	—	—
Net assets	$8,307,958	$6,122,558	$3,000,907	$487,114

Net assets
Applicable to accumulation units	$8,307,958	$6,122,558	$3,000,907	$487,114
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,307,958	$6,122,558	$3,000,907	$487,114

Investments in shares of mutual funds, at cost	$7,727,274	$5,328,325	$2,826,541	$379,693

Shares of mutual funds owned	262,744	147,852	73,696	15,800

Accumulation units outstanding	491,521	387,142	227,979	20,204
Annuitized units outstanding	—	—	—	—
Total units outstanding	491,521	387,142	227,979	20,204

Statements of Operations
Year ended December 31, 2021
	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Net investment income (loss)
Investment income:
Dividends	$218	$81,830	$29,617	$877

Expenses:
Mortality and expense risks	44,950	81,875	19,805	6,016
Administrative charges	9,628	9,826	4,072	241
Separate account rider charges	—	2,028	—	—
Net investment income (loss)	(54,360)	(11,899)	5,740	(5,380)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	118,495	213,189	53,652	25,267
Capital gains distributions	840,049	432,157	190,810	30,681
Total realized gains (losses) on investments	958,544	645,346	244,462	55,948

Change in net unrealized appreciation (depreciation)
of investments	(201,161)	(342,551)	(134,939)	40,519

Net gains (losses) on investments	703,023	290,896	115,263	91,087

Net increase (decrease) in net assets resulting from operations	$703,023	$290,896	$115,263	$91,087

(1) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$6,720,371	$3,677,031	$4,580,994	$10,355,419
Total assets	6,720,371	3,677,031	4,580,994	10,355,419
Total liabilities	—	—	—	—
Net assets	$6,720,371	$3,677,031	$4,580,994	$10,355,419

Net assets
Applicable to accumulation units	$6,720,371	$3,677,031	$4,580,994	$10,355,419
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,720,371	$3,677,031	$4,580,994	$10,355,419

Investments in shares of mutual funds, at cost	$5,275,236	$2,760,822	$4,425,519	$7,234,409

Shares of mutual funds owned	286,095	96,561	86,206	111,963

Accumulation units outstanding	162,612	135,470	418,418	278,083
Annuitized units outstanding	—	—	—	—
Total units outstanding	162,612	135,470	418,418	278,083

Statements of Operations
Year ended December 31, 2021
	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$11,161	$—	$11,512	$24,703

Expenses:
Mortality and expense risks	86,920	47,764	9,744	129,578
Administrative charges	8,595	1,911	2,065	5,184
Separate account rider charges	3,064	—	—	—
Net investment income (loss)	(87,418)	(49,675)	(297)	(110,059)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	423,561	400,693	1,984	595,438
Capital gains distributions	353,255	343,835	—	931,864
Total realized gains (losses) on investments	776,816	744,528	1,984	1,527,302

Change in net unrealized appreciation (depreciation)
of investments	498,680	(226,597)	155,475	37,948

Net gains (losses) on investments	1,188,078	468,256	157,162	1,455,191

Net increase (decrease) in net assets resulting from operations	$1,188,078	$468,256	$157,162	$1,455,191

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$9,275,362	$8,081,814	$210,316,503	$115,615,572
Total assets	9,275,362	8,081,814	210,316,503	115,615,572
Total liabilities	—	—	—	—
Net assets	$9,275,362	$8,081,814	$210,316,503	$115,615,572

Net assets
Applicable to accumulation units	$9,275,362	$8,081,814	$210,316,503	$115,615,572
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,275,362	$8,081,814	$210,316,503	$115,615,572

Investments in shares of mutual funds, at cost	$9,527,557	$7,616,143	$141,902,073	$75,704,667

Shares of mutual funds owned	698,973	386,505	4,007,555	4,528,616

Accumulation units outstanding	803,313	396,734	2,860,932	3,459,885
Annuitized units outstanding	—	—	—	—
Total units outstanding	803,313	396,734	2,860,932	3,459,885

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$195,795	$36,700	$—	$1,499,154

Expenses:
Mortality and expense risks	69,311	36,339	2,450,853	1,314,768
Administrative charges	11,686	8,701	144,249	100,899
Separate account rider charges	793	—	9,976	16,394
Net investment income (loss)	114,005	(8,340)	(2,605,078)	67,093

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,120	193,623	14,435,702	10,236,894
Capital gains distributions	151,371	684,958	24,118,858	8,998,776
Total realized gains (losses) on investments	173,491	878,581	38,554,560	19,235,670

Change in net unrealized appreciation (depreciation)
of investments	(437,566)	(99,018)	2,042,037	6,592,230

Net gains (losses) on investments	(150,070)	771,223	37,991,519	25,894,993

Net increase (decrease) in net assets resulting from operations	$(150,070)	$771,223	$37,991,519	$25,894,993

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$46,636,053	$10,791,311	$7,906,838	$16,805,569
Total assets	46,636,053	10,791,311	7,906,838	16,805,569
Total liabilities	—	—	—	—
Net assets	$46,636,053	$10,791,311	$7,906,838	$16,805,569

Net assets
Applicable to accumulation units	$46,636,053	$10,791,311	$7,906,838	$16,805,569
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$46,636,053	$10,791,311	$7,906,838	$16,805,569

Investments in shares of mutual funds, at cost	$38,410,620	$8,608,333	$7,870,558	$13,668,952

Shares of mutual funds owned	1,855,792	291,973	398,530	447,194

Accumulation units outstanding	2,485,273	660,788	378,229	746,520
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,485,273	660,788	378,229	746,520

Statements of Operations
Year ended December 31, 2021
	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$509,651	$14,166	$—	$234,944

Expenses:
Mortality and expense risks	250,444	98,899	67,399	164,850
Administrative charges	56,266	14,155	12,061	22,823
Separate account rider charges	—	734	2,164	3,096
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	770,575	418,495	359,833	260,445
Capital gains distributions	3,352,891	274,693	1,506,515	529,553
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998

Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483

Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656

Net increase (decrease) in net assets resulting from operations	$8,849,025	$886,290	$39,676	$1,823,656

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$4,416,030	$369,568,432	$13,298,615	$4,638,714
Total assets	4,416,030	369,568,432	13,298,615	4,638,714
Total liabilities	—	—	—	—
Net assets	$4,416,030	$369,568,432	$13,298,615	$4,638,714

Net assets
Applicable to accumulation units	$4,416,030	$369,568,432	$13,298,615	$4,638,714
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,416,030	$369,568,432	$13,298,615	$4,638,714

Investments in shares of mutual funds, at cost	$3,498,974	$276,949,302	$12,013,834	$3,693,315

Shares of mutual funds owned	182,783	4,943,398	179,979	128,782

Accumulation units outstanding	112,639	2,177,069	915,973	222,846
Annuitized units outstanding	—	—	—	—
Total units outstanding	112,639	2,177,069	915,973	222,846

Statements of Operations
Year ended December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$49,031	$459,751	$—	$—

Expenses:
Mortality and expense risks	55,453	4,320,169	47,551	45,151
Administrative charges	6,655	272,563	11,109	6,869
Separate account rider charges	766	2,223	—	282
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	217,449	11,560,471	58,684	266,144
Capital gains distributions	96,374	23,180,018	564,315	531,162
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306

Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)

Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754

Net increase (decrease) in net assets resulting from operations	$940,952	$76,084,232	$1,571,019	$481,754

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Assets
Investments in shares of mutual funds, at fair value	$6,992,997	$99,217	$2,317,141	$265,218
Total assets	6,992,997	99,217	2,317,141	265,218
Total liabilities	—	—	—	—
Net assets	$6,992,997	$99,217	$2,317,141	$265,218

Net assets
Applicable to accumulation units	$6,992,997	$99,217	$2,317,141	$265,218
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,992,997	$99,217	$2,317,141	$265,218

Investments in shares of mutual funds, at cost	$4,945,172	$82,350	$2,102,962	$248,094

Shares of mutual funds owned	188,847	2,673	201,315	22,746

Accumulation units outstanding	161,386	6,202	114,784	20,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	161,386	6,202	114,784	20,278

Statements of Operations
Year ended December 31, 2021
	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Net investment income (loss)
Investment income:
Dividends	$25,443	$163	$263,548	$23,182

Expenses:
Mortality and expense risks	86,181	480	29,660	1,540
Administrative charges	10,343	120	3,560	318
Separate account rider charges	1,741	—	272	—
Net investment income (loss)	(72,822)	(437)	230,056	21,324

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	360,864	1,476	52,619	563
Capital gains distributions	130,098	1,789	—	—
Total realized gains (losses) on investments	490,962	3,265	52,619	563

Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756

Net gains (losses) on investments	1,351,236	13,943	318,455	26,643

Net increase (decrease) in net assets resulting from operations	$1,351,236	$13,943	$318,455	$26,643

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Assets
Investments in shares of mutual funds, at fair value	$422,876	$293,056	$23,370,194	$4,900,906
Total assets	422,876	293,056	23,370,194	4,900,906
Total liabilities	—	—	—	—
Net assets	$422,876	$293,056	$23,370,194	$4,900,906

Net assets
Applicable to accumulation units	$422,876	$293,056	$23,370,194	$4,900,906
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$422,876	$293,056	$23,370,194	$4,900,906

Investments in shares of mutual funds, at cost	$397,941	$300,608	$22,959,382	$4,941,379

Shares of mutual funds owned	55,133	23,407	2,943,350	479,072

Accumulation units outstanding	37,946	29,854	1,557,712	475,413
Annuitized units outstanding	—	—	—	—
Total units outstanding	37,946	29,854	1,557,712	475,413

Statements of Operations
Year ended December 31, 2021
	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Net investment income (loss)
Investment income:
Dividends	$10,248	$2,993	$959,906	$18,354

Expenses:
Mortality and expense risks	1,460	399	228,732	30,555
Administrative charges	276	99	32,374	6,212
Separate account rider charges	—	—	2,494	—
Net investment income (loss)	8,512	2,495	696,306	(18,413)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,287	(71)	205,424	2,586
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586

Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)

Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)

Net increase (decrease) in net assets resulting from operations	$33,348	$(5,128)	$512,748	$(84,940)

(1) Commenced operations June 7, 2021

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$30,374,822	$101,111,700	$12,807,579	$14,299,347
Total assets	30,374,822	101,111,700	12,807,579	14,299,347
Total liabilities	—	—	—	—
Net assets	$30,374,822	$101,111,700	$12,807,579	$14,299,347

Net assets
Applicable to accumulation units	$30,374,822	$101,111,700	$12,807,579	$14,299,347
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$30,374,822	$101,111,700	$12,807,579	$14,299,347

Investments in shares of mutual funds, at cost	$31,374,922	$63,008,071	$10,045,381	$13,495,831

Shares of mutual funds owned	2,822,939	2,414,896	310,939	1,066,320

Accumulation units outstanding	2,380,618	3,265,459	664,110	690,047
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,380,618	3,265,459	664,110	690,047

Statements of Operations
Year ended December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$533,388	$822,569	$80,243	$249,636

Expenses:
Mortality and expense risks	290,977	1,239,231	67,778	188,890
Administrative charges	43,873	114,579	15,404	20,492
Separate account rider charges	2,605	13,257	—	1,732
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,523)	8,292,718	236,354	496,382
Capital gains distributions	1,246,223	3,716,940	428,323	789,085
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467

Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)

Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253

Net increase (decrease) in net assets resulting from operations	$(694,468)	$22,935,427	$2,392,509	$671,253

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$75,498,375	$59,022,903	$16,395,629	$11,673,751
Total assets	75,498,375	59,022,903	16,395,629	11,673,751
Total liabilities	—	—	—	—
Net assets	$75,498,375	$59,022,903	$16,395,629	$11,673,751

Net assets
Applicable to accumulation units	$75,498,375	$59,022,903	$16,395,629	$11,673,751
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$75,498,375	$59,022,903	$16,395,629	$11,673,751

Investments in shares of mutual funds, at cost	$66,269,368	$47,272,523	$12,413,193	$8,626,087

Shares of mutual funds owned	4,970,268	3,783,519	822,248	595,600

Accumulation units outstanding	3,068,941	2,227,767	571,061	413,255
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,068,941	2,227,767	571,061	413,255

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,263,492	$797,115	$208,699	$130,217

Expenses:
Mortality and expense risks	962,352	736,865	202,433	141,183
Administrative charges	108,254	85,262	23,408	17,252
Separate account rider charges	6,475	5,340	1,684	422
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,233,158	1,501,551	861,735	478,938
Capital gains distributions	4,361,100	2,066,201	528,666	364,058
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996

Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648

Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004

Net increase (decrease) in net assets resulting from operations	$5,842,466	$6,458,590	$2,157,331	$1,693,004

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Assets
Investments in shares of mutual funds, at fair value	$9,167,218	$68,804,820	$11,374,862	$798,907
Total assets	9,167,218	68,804,820	11,374,862	798,907
Total liabilities	—	—	—	—
Net assets	$9,167,218	$68,804,820	$11,374,862	$798,907

Net assets
Applicable to accumulation units	$9,167,218	$68,804,820	$11,374,862	$798,907
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,167,218	$68,804,820	$11,374,862	$798,907

Investments in shares of mutual funds, at cost	$8,623,279	$56,856,833	$9,508,699	$632,251

Shares of mutual funds owned	726,404	2,772,152	457,557	7,540

Accumulation units outstanding	507,977	746,406	645,358	51,117
Annuitized units outstanding	—	—	—	—
Total units outstanding	507,977	746,406	645,358	51,117

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Net investment income (loss)
Investment income:
Dividends	$174,133	$892,859	$110,760	$3,592

Expenses:
Mortality and expense risks	118,693	781,410	62,208	4,983
Administrative charges	12,655	62,128	12,922	910
Separate account rider charges	839	9,225	—	—
Net investment income (loss)	41,946	40,096	35,630	(2,301)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	215,310	1,862,691	28,049	5,660
Capital gains distributions	386,185	4,042,479	570,584	15,923
Total realized gains (losses) on investments	601,495	5,905,170	598,633	21,583

Change in net unrealized appreciation (depreciation)
of investments	(348,436)	14,500,793	2,200,883	88,418

Net gains (losses) on investments	295,005	20,446,059	2,835,146	107,700

Net increase (decrease) in net assets resulting from operations	$295,005	$20,446,059	$2,835,146	$107,700

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,261,500	$14,216,715	$414,419,215	$38,820,113
Total assets	1,261,500	14,216,715	414,419,215	38,820,113
Total liabilities	—	—	—	—
Net assets	$1,261,500	$14,216,715	$414,419,215	$38,820,113

Net assets
Applicable to accumulation units	$1,261,500	$14,216,715	$414,419,215	$38,820,113
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,261,500	$14,216,715	$414,419,215	$38,820,113

Investments in shares of mutual funds, at cost	$1,146,295	$10,786,373	$351,744,976	$34,359,618

Shares of mutual funds owned	14,485	195,070	22,883,446	2,176,015

Accumulation units outstanding	157,557	583,407	18,730,943	2,697,888
Annuitized units outstanding	—	—	—	—
Total units outstanding	157,557	583,407	18,730,943	2,697,888

Statements of Operations
Year ended December 31, 2021
	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$6,420,124	$468,398

Expenses:
Mortality and expense risks	9,925	82,479	5,239,920	239,160
Administrative charges	1,311	17,810	578,235	48,925
Separate account rider charges	317	—	42,622	—
Net investment income (loss)	(11,553)	(100,289)	559,347	180,313

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	55,933	491,580	3,536,104	225,286
Capital gains distributions	—	936,447	8,656,011	724,746
Total realized gains (losses) on investments	55,933	1,428,027	12,192,115	950,032

Change in net unrealized appreciation (depreciation)
of investments	202,131	1,281,407	35,443,245	2,522,564

Net gains (losses) on investments	246,511	2,609,145	48,194,707	3,652,909

Net increase (decrease) in net assets resulting from operations	$246,511	$2,609,145	$48,194,707	$3,652,909

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$95,296,005	$16,588,125	$87,461,092	$29,662,831
Total assets	95,296,005	16,588,125	87,461,092	29,662,831
Total liabilities	—	—	—	—
Net assets	$95,296,005	$16,588,125	$87,461,092	$29,662,831

Net assets
Applicable to accumulation units	$95,296,005	$16,588,125	$87,461,092	$29,662,831
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$95,296,005	$16,588,125	$87,461,092	$29,662,831

Investments in shares of mutual funds, at cost	$84,365,910	$15,194,257	$65,105,546	$24,319,362

Shares of mutual funds owned	7,001,911	1,237,920	3,523,815	1,216,188

Accumulation units outstanding	4,795,933	1,244,468	3,601,516	1,902,871
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,795,933	1,244,468	3,601,516	1,902,871

Statements of Operations
Year ended December 31, 2021
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,767,068	$255,099	$1,034,526	$279,161

Expenses:
Mortality and expense risks	1,225,760	106,636	1,101,318	187,497
Administrative charges	136,556	21,662	118,229	38,348
Separate account rider charges	18,231	—	24,390	—
Net investment income (loss)	386,521	126,801	(209,411)	53,316

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	419,403	183,227	3,023,202	344,108
Capital gains distributions	1,245,315	201,688	1,706,843	545,881
Total realized gains (losses) on investments	1,664,718	384,915	4,730,045	889,989

Change in net unrealized appreciation (depreciation)
of investments	5,706,477	607,749	8,727,794	2,755,447

Net gains (losses) on investments	7,757,716	1,119,465	13,248,428	3,698,752

Net increase (decrease) in net assets resulting from operations	$7,757,716	$1,119,465	$13,248,428	$3,698,752

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$106,959,642	$33,155,068	$55,573,185	$23,377,291
Total assets	106,959,642	33,155,068	55,573,185	23,377,291
Total liabilities	—	—	—	—
Net assets	$106,959,642	$33,155,068	$55,573,185	$23,377,291

Net assets
Applicable to accumulation units	$106,959,642	$33,155,068	$55,573,185	$23,377,291
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$106,959,642	$33,155,068	$55,573,185	$23,377,291

Investments in shares of mutual funds, at cost	$102,427,772	$32,342,207	$39,779,876	$19,004,729

Shares of mutual funds owned	8,121,461	2,550,390	1,978,397	846,390

Accumulation units outstanding	5,790,262	2,650,338	2,186,209	1,430,428
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,790,262	2,650,338	2,186,209	1,430,428

Statements of Operations
Year ended December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,521,560	$671,713	$516,351	$167,069

Expenses:
Mortality and expense risks	1,365,266	197,436	676,584	137,775
Administrative charges	138,916	41,292	72,508	26,854
Separate account rider charges	15,624	—	36,696	—
Net investment income (loss)	1,001,754	432,985	(269,437)	2,440

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,023)	207,337	1,516,863	344,476
Capital gains distributions	1,642,263	474,137	1,167,496	464,489
Total realized gains (losses) on investments	1,636,240	681,474	2,684,359	808,965

Change in net unrealized appreciation (depreciation)
of investments	3,160,298	307,971	6,561,036	2,002,467

Net gains (losses) on investments	5,798,292	1,422,430	8,975,958	2,813,872

Net increase (decrease) in net assets resulting from operations	$5,798,292	$1,422,430	$8,975,958	$2,813,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$64,485,405	$100,279,428	$5,281,838	$43,230,327
Total assets	64,485,405	100,279,428	5,281,838	43,230,327
Total liabilities	—	—	—	—
Net assets	$64,485,405	$100,279,428	$5,281,838	$43,230,327

Net assets
Applicable to accumulation units	$64,485,405	$100,279,428	$5,281,838	$43,230,327
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$64,485,405	$100,279,428	$5,281,838	$43,230,327

Investments in shares of mutual funds, at cost	$65,428,987	$74,736,827	$4,439,960	$32,827,359

Shares of mutual funds owned	25,488,302	5,001,468	265,019	856,555

Accumulation units outstanding	5,399,888	2,577,861	326,035	1,422,406
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,399,888	2,577,861	326,035	1,422,406

Statements of Operations
Year ended December 31, 2021
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$1,028,722	$315,062	$6,998	$—

Expenses:
Mortality and expense risks	838,523	1,280,318	33,316	417,595
Administrative charges	90,297	90,947	6,802	59,797
Separate account rider charges	2,713	12,602	—	14,689
Net investment income (loss)	97,189	(1,068,805)	(33,120)	(492,081)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	78,018	4,727,603	249,198	3,495,279
Capital gains distributions	306,812	3,100,210	143,461	4,738,514
Total realized gains (losses) on investments	384,830	7,827,813	392,659	8,233,793

Change in net unrealized appreciation (depreciation)
of investments	(1,884,009)	10,941,581	311,342	(1,991,142)

Net gains (losses) on investments	(1,401,990)	17,700,589	670,881	5,750,570

Net increase (decrease) in net assets resulting from operations	$(1,401,990)	$17,700,589	$670,881	$5,750,570

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Assets
Investments in shares of mutual funds, at fair value	$26,785,423	$2,781,797	$611,513	$401,354
Total assets	26,785,423	2,781,797	611,513	401,354
Total liabilities	—	—	—	—
Net assets	$26,785,423	$2,781,797	$611,513	$401,354

Net assets
Applicable to accumulation units	$26,785,423	$2,781,797	$611,513	$401,354
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,785,423	$2,781,797	$611,513	$401,354

Investments in shares of mutual funds, at cost	$18,938,412	$3,154,911	$573,070	$396,931

Shares of mutual funds owned	437,742	206,671	52,762	34,100

Accumulation units outstanding	276,268	322,062	23,228	34,054
Annuitized units outstanding	—	—	—	—
Total units outstanding	276,268	322,062	23,228	34,054

Statements of Operations
Year ended December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$7,172	$—

Expenses:
Mortality and expense risks	348,361	26,299	5,427	2,607
Administrative charges	41,808	4,105	—	595
Separate account rider charges	8,584	43	—	—
Net investment income (loss)	(398,753)	(30,447)	1,745	(3,202)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,832,271	(203,875)	(12,571)	4,392
Capital gains distributions	1,697,855	—	—	18,594
Total realized gains (losses) on investments	3,530,126	(203,875)	(12,571)	22,986

Change in net unrealized appreciation (depreciation)
of investments	(119,333)	54,137	36,418	(18,644)

Net gains (losses) on investments	3,012,040	(180,185)	25,592	1,140

Net increase (decrease) in net assets resulting from operations	$3,012,040	$(180,185)	$25,592	$1,140

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,181,722	$2,083,501	$1,216,205	$1,395,333
Total assets	1,181,722	2,083,501	1,216,205	1,395,333
Total liabilities	—	—	—	—
Net assets	$1,181,722	$2,083,501	$1,216,205	$1,395,333

Net assets
Applicable to accumulation units	$1,181,722	$2,083,501	$1,216,205	$1,395,333
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,181,722	$2,083,501	$1,216,205	$1,395,333

Investments in shares of mutual funds, at cost	$920,673	$1,907,739	$1,158,581	$1,198,868

Shares of mutual funds owned	56,006	135,733	87,876	66,603

Accumulation units outstanding	84,206	167,170	102,890	102,566
Annuitized units outstanding	—	—	—	—
Total units outstanding	84,206	167,170	102,890	102,566

Statements of Operations
Year ended December 31, 2021
	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$4,632	$10,427	$8,403	$4,572

Expenses:
Mortality and expense risks	6,417	8,092	6,272	6,206
Administrative charges	1,565	2,013	1,246	1,448
Separate account rider charges	—	38	1,139	254
Net investment income (loss)	(3,350)	284	(254)	(3,336)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,843	2,642	1,271	10,121
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	42,843	2,642	1,271	10,121

Change in net unrealized appreciation (depreciation)
of investments	135,052	95,866	34,060	114,058

Net gains (losses) on investments	174,545	98,792	35,077	120,843

Net increase (decrease) in net assets resulting from operations	$174,545	$98,792	$35,077	$120,843

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Assets
Investments in shares of mutual funds, at fair value	$514,878	$4,588,547
Total assets	514,878	4,588,547
Total liabilities	—	—
Net assets	$514,878	$4,588,547

Net assets
Applicable to accumulation units	$514,878	$4,588,547
Applicable to contracts in annuitization period	—	—
Total net assets	$514,878	$4,588,547

Investments in shares of mutual funds, at cost	$444,226	$3,687,098

Shares of mutual funds owned	31,395	180,014

Accumulation units outstanding	39,115	407,303
Annuitized units outstanding	—	—
Total units outstanding	39,115	407,303

Statements of Operations
Year ended December 31, 2021
	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Net investment income (loss)
Investment income:
Dividends	$3,414	$14,323

Expenses:
Mortality and expense risks	2,477	55,149
Administrative charges	602	6,199
Separate account rider charges	—	1,435
Net investment income (loss)	335	(48,460)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,261	323,073
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,261	323,073

Change in net unrealized appreciation (depreciation)
of investments	39,362	444,308

Net gains (losses) on investments	40,958	718,921

Net increase (decrease) in net assets resulting from operations	$40,958	$718,921

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2020	$4,548,893	$4,879,162	$527,254	$1,666,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945
Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525
Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988
Net increase (decrease) in net assets resulting from operations	1,989,263	(66,091)	76,247	584,988
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	467,009	407,450	287,796	206,109
Administration charges	(95)	—	(1,769)	(865)
Contingent sales charges	(3,482)	(1,337)	(7)	(453)
Contract terminations	(705,772)	(289,623)	(350)	(91,807)
Death benefit payments	(233)	(45,972)	—	—
Flexible withdrawal option payments	(27,215)	(21,600)	(1,590)	(15,167)
Transfers to other contracts	(914,241)	(827,930)	(141,053)	(425,295)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,184,029)	(779,012)	143,027	(327,478)
Total increase (decrease)	805,234	(845,103)	219,274	257,510
Net assets as of December 31, 2020	5,354,127	4,034,059	746,528	1,923,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634
Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)
Net gains (losses) on investments	429,416	1,342,433	187,671	181,052
Net increase (decrease) in net assets resulting from operations	429,416	1,342,433	187,671	181,052
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	588,702	1,740,028	567,227	61,440
Administration charges	(66)	—	(2,800)	(792)
Contingent sales charges	(1,971)	(2,003)	(161)	(241)
Contract terminations	(703,122)	(718,268)	(20,781)	(85,831)
Death benefit payments	(23,318)	(10,665)	(18,451)	(41,089)
Flexible withdrawal option payments	(28,301)	(44,764)	(3,783)	(18,475)
Transfers to other contracts	(860,357)	(859,536)	(113,979)	(339,795)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,028,433)	104,792	407,272	(424,783)
Total increase (decrease)	(599,017)	1,447,225	594,943	(243,731)
Net assets as of December 31, 2021	$4,755,110	$5,481,284	$1,341,471	$1,679,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2020	$9,811,230	$32,718,900	$9,130,144	$3,723,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734
Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013
Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251
Net increase (decrease) in net assets resulting from operations	933,631	2,286,175	(110,267)	1,601,251
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	394,323	7,508,804	724,134	887,702
Administration charges	(429)	(133,182)	(172)	(520)
Contingent sales charges	(816)	(9,514)	(3,032)	(336)
Contract terminations	(491,295)	(1,958,363)	(667,894)	(407,803)
Death benefit payments	(140,564)	(301,310)	(94,331)	(52,817)
Flexible withdrawal option payments	(114,015)	(1,224,209)	(62,394)	(35,754)
Transfers to other contracts	(292,999)	(4,647,808)	(955,036)	(965,358)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(645,795)	(765,582)	(1,058,725)	(574,886)
Total increase (decrease)	287,836	1,520,593	(1,168,992)	1,026,365
Net assets as of December 31, 2020	10,099,066	34,239,493	7,961,152	4,749,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175
Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550
Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550
Net increase (decrease) in net assets resulting from operations	2,181,922	1,633,808	1,607,096	888,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	507,628	6,333,021	714,697	220,383
Administration charges	(505)	(127,286)	(143)	(543)
Contingent sales charges	604	(7,574)	(3,133)	(391)
Contract terminations	(804,239)	(2,609,897)	(1,231,761)	(710,761)
Death benefit payments	(119,533)	(416,521)	(38,553)	(3,153)
Flexible withdrawal option payments	(126,681)	(1,212,303)	(68,997)	(34,921)
Transfers to other contracts	(488,729)	(3,475,029)	(591,883)	(342,901)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,031,455)	(1,515,589)	(1,219,773)	(872,287)
Total increase (decrease)	1,150,467	118,219	387,323	16,263
Net assets as of December 31, 2021	$11,249,533	$34,357,712	$8,348,475	$4,765,718

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2020	$26,467,436	$14,004,030	$2,711,263	$8,179,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(375,396)	109,826	563	56,295
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206
Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657
Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158
Net increase (decrease) in net assets resulting from operations	10,277,561	(72,986)	236,337	956,158
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,744,147	1,461,711	369,297	1,952,186
Administration charges	(94,741)	(4,324)	(382)	(18,517)
Contingent sales charges	(9,199)	(1,954)	(515)	(2,200)
Contract terminations	(1,864,481)	(842,929)	(104,815)	(130,187)
Death benefit payments	(297,386)	(53,106)	—	—
Flexible withdrawal option payments	(938,893)	(117,013)	(13,794)	(79,583)
Transfers to other contracts	(6,969,567)	(1,121,299)	(518,465)	(779,270)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,430,120)	(678,914)	(268,674)	942,429
Total increase (decrease)	1,847,441	(751,900)	(32,337)	1,898,587
Net assets as of December 31, 2020	28,314,877	13,252,130	2,678,926	10,078,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113
Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657
Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180
Net increase (decrease) in net assets resulting from operations	5,419,300	2,937,097	334,700	1,739,180
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,238,924	1,600,112	1,272,639	7,072,139
Administration charges	(83,089)	(5,901)	(401)	(30,177)
Contingent sales charges	(7,146)	(786)	(2,192)	(2,290)
Contract terminations	(2,549,678)	(930,748)	(782,378)	(219,514)
Death benefit payments	(399,135)	(148,519)	—	(75,532)
Flexible withdrawal option payments	(889,916)	(134,096)	(28,856)	(143,972)
Transfers to other contracts	(4,440,850)	(1,102,315)	(936,781)	(336,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,130,890)	(722,253)	(477,969)	6,264,334
Total increase (decrease)	(1,711,590)	2,214,844	(143,269)	8,003,514
Net assets as of December 31, 2021	$26,603,287	$15,466,974	$2,535,657	$18,082,000

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net assets as of January 1, 2020	$1,573,419	$1,433,725	$1,237,229	$2,153,368

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,356)	(11,930)	87,461	15,387
Total realized gains (losses) on investments	134,452	88,669	(20,913)	84,864
Change in net unrealized appreciation (depreciation)
of investments	309,690	401,380	745	110,394
Net gains (losses) on investments	424,786	478,119	67,293	210,645
Net increase (decrease) in net assets resulting from operations	424,786	478,119	67,293	210,645
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	127,517	858,529	156,688	2,593,367
Administration charges	(90)	(4,310)	—	(5,456)
Contingent sales charges	(99)	(286)	(19)	(206)
Contract terminations	(20,812)	(26,037)	(23,495)	(14,867)
Death benefit payments	—	—	—	(226,302)
Flexible withdrawal option payments	(8,899)	(5,738)	(9,653)	(26,084)
Transfers to other contracts	(165,641)	(352,008)	(119,163)	(135,918)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(68,024)	470,150	4,358	2,184,534
Total increase (decrease)	356,762	948,269	71,651	2,395,179
Net assets as of December 31, 2020	1,930,181	2,381,994	1,308,880	4,548,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953
Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002
Net gains (losses) on investments	115,389	122,723	96,129	585,047
Net increase (decrease) in net assets resulting from operations	115,389	122,723	96,129	585,047
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	210,806	2,058,392	755,727	1,815,614
Administration charges	(58)	(8,811)	—	(7,474)
Contingent sales charges	(370)	(947)	(134)	(285)
Contract terminations	(235,058)	(74,332)	(243,122)	(28,719)
Death benefit payments	—	(33,070)	—	(66,071)
Flexible withdrawal option payments	(19,659)	(12,836)	(7,769)	(41,984)
Transfers to other contracts	(199,650)	(500,635)	(374,398)	(126,649)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(243,989)	1,427,761	130,304	1,544,432
Total increase (decrease)	(128,600)	1,550,484	226,433	2,129,479
Net assets as of December 31, 2021	$1,801,581	$3,932,478	$1,535,313	$6,678,026

(1) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Net assets as of January 1, 2020	$2,093,014	$200,535	$1,786,844	$2,183,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,458)	789	(22,600)	(21,937)
Total realized gains (losses) on investments	251,626	(376)	54,066	23,284
Change in net unrealized appreciation (depreciation)
of investments	656,187	5,663	329,663	649,385
Net gains (losses) on investments	905,355	6,076	361,129	650,732
Net increase (decrease) in net assets resulting from operations	905,355	6,076	361,129	650,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,836,977	134,802	486,114	1,359,797
Administration charges	(6,828)	(714)	—	(6,192)
Contingent sales charges	(501)	(207)	(650)	(608)
Contract terminations	(30,954)	(10,264)	(142,185)	(39,239)
Death benefit payments	—	(4,894)	—	—
Flexible withdrawal option payments	(25,286)	(509)	(10,645)	(7,859)
Transfers to other contracts	(837,676)	(37,808)	(367,440)	(456,014)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	935,732	80,406	(34,806)	849,885
Total increase (decrease)	1,841,087	86,482	326,323	1,500,617
Net assets as of December 31, 2020	3,934,101	287,017	2,113,167	3,683,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)
Total realized gains (losses) on investments	281,814	623	218,022	274,002
Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)
Net gains (losses) on investments	574,364	(17,835)	73,680	113,860
Net increase (decrease) in net assets resulting from operations	574,364	(17,835)	73,680	113,860
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,681,234	140,219	451,911	2,954,574
Administration charges	(9,995)	(952)	—	(11,814)
Contingent sales charges	(498)	(4)	(565)	(1,257)
Contract terminations	(58,465)	(837)	(270,683)	(94,151)
Death benefit payments	—	(14,727)	(13,963)	(27,221)
Flexible withdrawal option payments	(28,737)	(2,630)	(21,983)	(14,541)
Transfers to other contracts	(147,156)	(5,287)	(244,742)	(402,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,436,383	115,782	(100,025)	2,403,186
Total increase (decrease)	2,010,747	97,947	(26,345)	2,517,046
Net assets as of December 31, 2021	$5,944,848	$384,964	$2,086,822	$6,200,873

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Net assets as of January 1, 2020	$3,398,913	$6,584,481	$799,242	$1,002,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,349	55,365	10,561	13,867
Total realized gains (losses) on investments	(89,181)	(106,619)	28,136	98,799
Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	151,377	113,119
Net gains (losses) on investments	195,393	587,042	190,074	225,785
Net increase (decrease) in net assets resulting from operations	195,393	587,042	190,074	225,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	819,189	2,637,065	717,536	808,122
Administration charges	(103)	(16,103)	(1,831)	(2,718)
Contingent sales charges	(286)	(2,804)	(175)	(1,492)
Contract terminations	(75,005)	(213,224)	(17,396)	(74,788)
Death benefit payments	(31,889)	(7,112)	—	—
Flexible withdrawal option payments	(13,778)	(67,985)	(2,218)	(9,589)
Transfers to other contracts	(729,662)	(895,536)	(110,460)	(93,812)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(31,534)	1,434,301	585,456	625,723
Total increase (decrease)	163,859	2,021,343	775,530	851,508
Net assets as of December 31, 2020	3,562,772	8,605,824	1,574,772	1,853,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,733)	51,077	69,775	9,771
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452
Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)
Net gains (losses) on investments	905,601	2,437,817	355,114	223,943
Net increase (decrease) in net assets resulting from operations	905,601	2,437,817	355,114	223,943
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	727,336	2,478,689	4,727,472	1,036,308
Administration charges	(137)	(24,967)	(4,731)	(5,968)
Contingent sales charges	(1,079)	(2,516)	(811)	(1,739)
Contract terminations	(405,874)	(202,884)	(97,663)	(145,165)
Death benefit payments	(15,459)	—	—	—
Flexible withdrawal option payments	(17,355)	(71,220)	(39,936)	(13,672)
Transfers to other contracts	(515,822)	(976,860)	(476,803)	(494,269)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,390)	1,200,242	4,107,528	375,495
Total increase (decrease)	677,211	3,638,059	4,462,642	599,438
Net assets as of December 31, 2021	$4,239,983	$12,243,883	$6,037,414	$2,453,040

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(2) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(3) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Net assets as of January 1, 2020	$2,139,796	$—	$546,882	$8,637,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,785	—	(2,254)	(142,530)
Total realized gains (losses) on investments	146,363	—	(34,631)	2,124,565
Change in net unrealized appreciation (depreciation)
of investments	174,354	—	92,186	3,469,118
Net gains (losses) on investments	323,502	—	55,301	5,451,153
Net increase (decrease) in net assets resulting from operations	323,502	—	55,301	5,451,153
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	463,047	—	162,478	1,858,278
Administration charges	(2,314)	—	(1,227)	(1,031)
Contingent sales charges	(2,434)	—	(227)	(5,307)
Contract terminations	(162,370)	—	(14,478)	(1,075,742)
Death benefit payments	—	—	(8,338)	(88,142)
Flexible withdrawal option payments	(15,378)	—	(4,521)	(61,970)
Transfers to other contracts	(387,922)	—	(71,727)	(1,957,267)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(107,371)	—	61,960	(1,331,181)
Total increase (decrease)	216,131	—	117,261	4,119,972
Net assets as of December 31, 2020	2,355,927	—	664,143	12,757,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312
Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)
Net gains (losses) on investments	157,295	118,136	171,217	1,283,507
Net increase (decrease) in net assets resulting from operations	157,295	118,136	171,217	1,283,507
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,561,082	7,079,824	225,988	1,300,768
Administration charges	(5,466)	(4,817)	(1,790)	(808)
Contingent sales charges	(1,800)	(344)	(366)	(3,263)
Contract terminations	(425,519)	(23,930)	(25,784)	(1,164,284)
Death benefit payments	(6,143)	—	—	(54,362)
Flexible withdrawal option payments	(26,913)	(17,824)	(9,750)	(80,581)
Transfers to other contracts	(445,142)	(166,148)	(50,012)	(2,172,148)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,650,099	6,866,761	138,286	(2,174,678)
Total increase (decrease)	1,807,394	6,984,897	309,503	(891,171)
Net assets as of December 31, 2021	$4,163,321	$6,984,897	$973,646	$11,866,529

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Net assets as of January 1, 2020	$1,308,483	$943,274	$2,707,946	$4,488,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44,721	55,458	9,311	20,517
Total realized gains (losses) on investments	(34,595)	18,749	63,441	71,235
Change in net unrealized appreciation (depreciation)
of investments	194,705	32,384	631,363	713,572
Net gains (losses) on investments	204,831	106,591	704,115	805,324
Net increase (decrease) in net assets resulting from operations	204,831	106,591	704,115	805,324
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	836,001	2,944,988	1,077,986	1,641,819
Administration charges	(4,596)	(3,310)	(6,844)	(9,563)
Contingent sales charges	(80)	(109)	(1,123)	(1,896)
Contract terminations	(5,751)	(7,892)	(81,370)	(183,126)
Death benefit payments	—	(37,173)	(28,750)	(59,058)
Flexible withdrawal option payments	(9,661)	(20,198)	(24,095)	(35,335)
Transfers to other contracts	(236,628)	(341,684)	(373,417)	(585,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	579,285	2,534,622	562,387	767,437
Total increase (decrease)	784,116	2,641,213	1,266,502	1,572,761
Net assets as of December 31, 2020	2,092,599	3,584,487	3,974,448	6,061,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,341	82,949	(306)	689
Total realized gains (losses) on investments	39,000	(3,413)	279,785	482,961
Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	261,094	993,671
Net gains (losses) on investments	231,776	(105,985)	540,573	1,477,321
Net increase (decrease) in net assets resulting from operations	231,776	(105,985)	540,573	1,477,321
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,166,037	2,217,258	2,501,296	2,273,255
Administration charges	(6,881)	(8,794)	(11,668)	(14,685)
Contingent sales charges	(1,275)	(958)	(793)	(1,300)
Contract terminations	(89,861)	(64,208)	(59,217)	(115,755)
Death benefit payments	—	(156,713)	—	(26,495)
Flexible withdrawal option payments	(21,909)	(34,090)	(39,638)	(50,359)
Transfers to other contracts	(207,487)	(392,016)	(467,128)	(905,510)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	838,624	1,560,479	1,922,852	1,159,151
Total increase (decrease)	1,070,400	1,454,494	2,463,425	2,636,472
Net assets as of December 31, 2021	$3,162,999	$5,038,981	$6,437,873	$8,698,121

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Net assets as of January 1, 2020	$2,018,227	$404,751	$1,033,855	$116,174,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,231)	18,155	(5,386)	2,659,352
Total realized gains (losses) on investments	250,098	3,045	(38,633)	1,391,012
Change in net unrealized appreciation (depreciation)
of investments	668,132	31,540	165,981	4,884,040
Net gains (losses) on investments	898,999	52,740	121,962	8,934,404
Net increase (decrease) in net assets resulting from operations	898,999	52,740	121,962	8,934,404
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,374,713	3,964,418	423,085	21,406,137
Administration charges	(6,005)	(2,128)	(1,733)	(171,368)
Contingent sales charges	(1,171)	(342)	(448)	(24,870)
Contract terminations	(76,391)	(82,770)	(38,550)	(7,800,682)
Death benefit payments	—	(5,130)	(45,032)	(1,255,577)
Flexible withdrawal option payments	(25,464)	(22,366)	(7,567)	(2,609,143)
Transfers to other contracts	(616,539)	(643,470)	(208,081)	(12,631,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	649,143	3,208,212	121,674	(3,087,119)
Total increase (decrease)	1,548,142	3,260,952	243,636	5,847,285
Net assets as of December 31, 2020	3,566,369	3,665,703	1,277,491	122,021,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38,898)	22,470	(6,335)	1,464,019
Total realized gains (losses) on investments	945,831	10,350	26,105	4,234,257
Change in net unrealized appreciation (depreciation)
of investments	(501,467)	(124,054)	347,204	(7,822,161)
Net gains (losses) on investments	405,466	(91,234)	366,974	(2,123,885)
Net increase (decrease) in net assets resulting from operations	405,466	(91,234)	366,974	(2,123,885)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,782,405	3,263,903	1,559,426	13,227,480
Administration charges	(12,064)	(7,877)	(3,686)	(153,849)
Contingent sales charges	(1,568)	(1,290)	(312)	(17,326)
Contract terminations	(143,294)	(251,022)	(23,061)	(12,093,342)
Death benefit payments	(103,146)	(10,718)	—	(1,016,307)
Flexible withdrawal option payments	(31,668)	(73,414)	(10,033)	(2,749,923)
Transfers to other contracts	(584,589)	(1,190,080)	(165,731)	(6,608,965)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,906,076	1,729,502	1,356,603	(9,412,232)
Total increase (decrease)	2,311,542	1,638,268	1,723,577	(11,536,117)
Net assets as of December 31, 2021	$5,877,911	$5,303,971	$3,001,068	$110,485,363

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2020	$2,562,571	$24,944,021	$988,423,394	$176,257,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186
Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915
Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113
Net increase (decrease) in net assets resulting from operations	(136,005)	2,499,204	97,698,696	17,349,113
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	239,994	951,014	42,057,560	13,890,998
Administration charges	(30)	(7,022)	(9,714,658)	(1,980,693)
Contingent sales charges	(716)	(775)	(287,063)	(45,961)
Contract terminations	(169,625)	(2,272,180)	(58,586,644)	(6,236,313)
Death benefit payments	—	(1,854,929)	(7,531,806)	(1,996,791)
Flexible withdrawal option payments	(14,301)	(365,717)	(24,119,232)	(4,498,014)
Transfers to other contracts	(217,565)	(549,178)	(48,230,975)	(7,628,068)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(162,243)	(4,098,787)	(106,412,818)	(8,494,842)
Total increase (decrease)	(298,248)	(1,599,583)	(8,714,122)	8,854,271
Net assets as of December 31, 2020	2,264,323	23,344,438	979,709,272	185,111,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,743)	216,821	4,412,957	551,712
Total realized gains (losses) on investments	25,451	1,696,451	92,071,164	10,909,654
Change in net unrealized appreciation (depreciation)
of investments	713,759	291,852	(9,861,190)	3,544,005
Net gains (losses) on investments	716,467	2,205,124	86,622,931	15,005,371
Net increase (decrease) in net assets resulting from operations	716,467	2,205,124	86,622,931	15,005,371
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	842,967	781,284	56,561,300	22,380,180
Administration charges	—	(6,378)	(9,456,348)	(1,924,019)
Contingent sales charges	(987)	(660)	(207,759)	(40,055)
Contract terminations	(363,000)	(1,901,838)	(73,741,527)	(14,270,462)
Death benefit payments	(9,088)	(681,672)	(6,618,487)	(1,066,457)
Flexible withdrawal option payments	(24,157)	(377,702)	(24,660,432)	(4,745,458)
Transfers to other contracts	(494,784)	(65,239)	(45,070,476)	(16,413,523)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(49,049)	(2,252,205)	(103,193,729)	(16,079,794)
Total increase (decrease)	667,418	(47,081)	(16,570,798)	(1,074,423)
Net assets as of December 31, 2021	$2,931,741	$23,297,357	$963,138,474	$184,037,476

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2020	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125
Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944
Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968
Net increase (decrease) in net assets resulting from operations	12,481,671	418,746,502	39,301,253	71,410,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,098,855	134,103,664	20,796,977	193,552,624
Administration charges	(2,099,836)	(38,052,271)	(3,710,306)	(10,919,945)
Contingent sales charges	(98,140)	(1,037,638)	(50,363)	(261,114)
Contract terminations	(2,786,893)	(205,225,396)	(10,014,768)	(7,414,881)
Death benefit payments	(766,099)	(12,508,780)	(865,298)	(913,050)
Flexible withdrawal option payments	(1,308,593)	(69,900,179)	(5,822,348)	(5,531,267)
Transfers to other contracts	(4,319,287)	(146,227,825)	(15,150,828)	(9,776,620)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	26,720,007	(338,848,425)	(14,816,934)	158,735,747
Total increase (decrease)	39,201,678	79,898,077	24,484,319	230,146,715
Net assets as of December 31, 2020	184,530,132	3,852,815,540	378,169,396	995,441,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148,495)	12,411,952	552,670	(2,191,512)
Total realized gains (losses) on investments	4,744,875	363,357,623	23,796,126	22,836,502
Change in net unrealized appreciation (depreciation)
of investments	12,371,027	111,392,040	20,001,377	109,734,383
Net gains (losses) on investments	16,967,407	487,161,615	44,350,173	130,379,373
Net increase (decrease) in net assets resulting from operations	16,967,407	487,161,615	44,350,173	130,379,373
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,800,032	181,298,261	28,466,508	204,163,284
Administration charges	(2,673,207)	(38,740,579)	(3,846,678)	(14,379,145)
Contingent sales charges	(36,548)	(796,062)	(88,946)	(295,449)
Contract terminations	(1,870,298)	(263,551,649)	(28,283,984)	(15,119,142)
Death benefit payments	(476,664)	(21,487,704)	(2,538,661)	(3,108,973)
Flexible withdrawal option payments	(1,910,593)	(76,552,643)	(6,712,382)	(8,185,161)
Transfers to other contracts	(3,497,696)	(146,485,917)	(20,518,016)	(11,671,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	28,335,026	(366,316,293)	(33,522,159)	151,404,288
Total increase (decrease)	45,302,433	120,845,322	10,828,014	281,783,661
Net assets as of December 31, 2021	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2020	$279,863,718	$103,483,807	$44,280	$2,490,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,591,219	1,274,077	486	5,328
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720
Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783
Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831
Net increase (decrease) in net assets resulting from operations	27,927,594	13,219,693	1,915	405,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,973,356	3,949,947	4,408	200,822
Administration charges	(3,226,449)	(54,065)	(94)	(4,301)
Contingent sales charges	(163,951)	(17,960)	—	(886)
Contract terminations	(28,878,389)	(7,900,815)	—	(105,877)
Death benefit payments	(589,872)	(728,145)	—	—
Flexible withdrawal option payments	(5,711,543)	(1,011,055)	(1,440)	(28,969)
Transfers to other contracts	(35,713,866)	(6,242,676)	(149)	(96,769)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	15,689,286	(12,004,769)	2,725	(35,980)
Total increase (decrease)	43,616,880	1,214,924	4,640	369,851
Net assets as of December 31, 2020	323,480,598	104,698,731	48,920	2,860,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,423,768	(24,420)	439	886
Total realized gains (losses) on investments	20,665,745	6,072,617	250	293,761
Change in net unrealized appreciation (depreciation)
of investments	(4,653,233)	2,447,512	7,126	421,499
Net gains (losses) on investments	17,436,280	8,495,709	7,815	716,146
Net increase (decrease) in net assets resulting from operations	17,436,280	8,495,709	7,815	716,146
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	82,873,468	4,365,866	53,226	22,086
Administration charges	(3,521,827)	(52,216)	(156)	(5,326)
Contingent sales charges	(124,096)	(10,264)	—	(643)
Contract terminations	(36,319,732)	(8,922,884)	—	(61,945)
Death benefit payments	(3,822,298)	(1,071,967)	—	(40,472)
Flexible withdrawal option payments	(6,482,492)	(1,168,072)	(1,440)	(34,501)
Transfers to other contracts	(47,478,047)	(3,799,775)	(101)	(350,098)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,875,024)	(10,659,312)	51,529	(470,899)
Total increase (decrease)	2,561,256	(2,163,603)	59,344	245,247
Net assets as of December 31, 2021	$326,041,854	$102,535,128	$108,264	$3,105,756

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net assets as of January 1, 2020	$1,469,414	$—	$55,294	$10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(975)	1,527	295	(122)
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606
Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657
Net gains (losses) on investments	(38,298)	27,578	17,363	10,141
Net increase (decrease) in net assets resulting from operations	(38,298)	27,578	17,363	10,141
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,921	154,390	59,050	74,684
Administration charges	(1,088)	(126)	(205)	(56)
Contingent sales charges	(1,602)	—	—	—
Contract terminations	(147,181)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(8,087)	—	—	—
Transfers to other contracts	(159,893)	(1,031)	(531)	(2,306)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(123,930)	153,233	58,314	72,322
Total increase (decrease)	(162,228)	180,811	75,677	82,463
Net assets as of December 31, 2020	1,307,186	180,811	130,971	92,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,210)	94,429	84	(11,956)
Total realized gains (losses) on investments	(13,516)	183,462	21,610	292,514
Change in net unrealized appreciation (depreciation)
of investments	378,506	(291,599)	14,977	(347,142)
Net gains (losses) on investments	357,780	(13,708)	36,671	(66,584)
Net increase (decrease) in net assets resulting from operations	357,780	(13,708)	36,671	(66,584)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	691,868	863,710	136,594	2,285,134
Administration charges	(1,416)	(1,029)	(388)	(1,402)
Contingent sales charges	(365)	(117)	(4)	(335)
Contract terminations	(108,427)	(16,367)	(1,787)	(99,237)
Death benefit payments	(19,163)	—	—	—
Flexible withdrawal option payments	(11,797)	(2,886)	(743)	(7,787)
Transfers to other contracts	(247,451)	(93,931)	(39,715)	(1,092,218)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	303,249	749,380	93,957	1,084,155
Total increase (decrease)	661,029	735,672	130,628	1,017,571
Net assets as of December 31, 2021	$1,968,215	$916,483	$261,599	$1,110,514

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2020	$62,178	$16,581	$229,474,830	$7,664,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	450	1,329,987	58,104
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929
Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192
Net gains (losses) on investments	18,872	21,587	10,187,452	366,225
Net increase (decrease) in net assets resulting from operations	18,872	21,587	10,187,452	366,225
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	267,224	144,064	16,274,399	2,446,895
Administration charges	(326)	(245)	(374,722)	(15,966)
Contingent sales charges	(88)	—	(47,588)	(4,443)
Contract terminations	(17,783)	—	(17,140,719)	(251,235)
Death benefit payments	—	—	(2,591,237)	(60,290)
Flexible withdrawal option payments	(436)	—	(4,807,423)	(53,844)
Transfers to other contracts	(13,786)	(11,682)	(15,227,238)	(1,638,227)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	234,805	132,137	(23,914,528)	422,890
Total increase (decrease)	253,677	153,724	(13,727,076)	789,115
Net assets as of December 31, 2020	315,855	170,305	215,747,754	8,453,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,934	(3,274)	1,378,712	114,792
Total realized gains (losses) on investments	27,698	53,996	15,940,398	226,579
Change in net unrealized appreciation (depreciation)
of investments	42,230	68,325	24,786,854	1,616,973
Net gains (losses) on investments	71,862	119,047	42,105,964	1,958,344
Net increase (decrease) in net assets resulting from operations	71,862	119,047	42,105,964	1,958,344
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	50,639	650,968	8,440,756	3,696,949
Administration charges	(746)	(657)	(341,158)	(23,574)
Contingent sales charges	(6)	(12)	(33,439)	(1,695)
Contract terminations	(10,170)	(21,184)	(18,713,342)	(158,452)
Death benefit payments	—	—	(2,843,174)	(173,189)
Flexible withdrawal option payments	(570)	—	(4,725,805)	(66,044)
Transfers to other contracts	(9,580)	(158,830)	(18,004,179)	(610,422)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	29,567	470,285	(36,220,341)	2,663,573
Total increase (decrease)	101,429	589,332	5,885,623	4,621,917
Net assets as of December 31, 2021	$417,284	$759,637	$221,633,377	$13,075,836

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net assets as of January 1, 2020	$35,859,605	$50,632,508	$28,580,830	$142,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824
Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873
Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714
Net increase (decrease) in net assets resulting from operations	9,322,864	13,259,361	1,186,734	64,714
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	787,688	5,828,009	1,968,064	365,903
Administration charges	(5,975)	(74,433)	(4,000)	(873)
Contingent sales charges	(2,291)	(22,515)	(5,396)	(1,125)
Contract terminations	(2,784,301)	(4,093,983)	(1,913,890)	(81,305)
Death benefit payments	(700,686)	(304,527)	(138,135)	—
Flexible withdrawal option payments	(367,543)	(666,381)	(279,737)	(1,765)
Transfers to other contracts	(2,630,580)	(5,983,256)	(1,834,617)	(3,477)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,703,688)	(5,317,086)	(2,207,711)	277,358
Total increase (decrease)	3,619,176	7,942,275	(1,020,977)	342,072
Net assets as of December 31, 2020	39,478,781	58,574,783	27,559,853	484,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(523,285)	(808,232)	86,253	8,286
Total realized gains (losses) on investments	8,211,044	11,217,887	4,041,895	58,981
Change in net unrealized appreciation (depreciation)
of investments	1,981,140	4,441,526	1,911,139	54,256
Net gains (losses) on investments	9,668,899	14,851,181	6,039,287	121,523
Net increase (decrease) in net assets resulting from operations	9,668,899	14,851,181	6,039,287	121,523
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	440,502	7,734,758	1,241,121	1,990,021
Administration charges	(4,435)	(89,103)	(4,163)	(5,707)
Contingent sales charges	(1,548)	(18,165)	(4,045)	(217)
Contract terminations	(2,812,481)	(4,537,387)	(2,623,883)	(14,552)
Death benefit payments	(513,319)	(276,570)	(136,590)	—
Flexible withdrawal option payments	(414,476)	(718,541)	(312,293)	(18,307)
Transfers to other contracts	(1,429,273)	(5,124,222)	(1,358,958)	(1,975)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,735,030)	(3,029,230)	(3,198,811)	1,949,263
Total increase (decrease)	4,933,869	11,821,951	2,840,476	2,070,786
Net assets as of December 31, 2021	$44,412,650	$70,396,734	$30,400,329	$2,554,911

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2020	$298,182	$719,516	$177,737	$31,462,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,957	1,943	693	(361,744)
Total realized gains (losses) on investments	22,448	40,030	11,886	—
Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—
Net gains (losses) on investments	135,859	239,983	72,307	(361,744)
Net increase (decrease) in net assets resulting from operations	135,859	239,983	72,307	(361,744)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	830,694	448,350	469,139	37,292,998
Administration charges	(2,113)	(2,873)	(729)	(27,639)
Contingent sales charges	(1)	(22)	(106)	(35,892)
Contract terminations	(77)	(1,573)	(7,646)	(11,321,620)
Death benefit payments	—	—	—	(185,984)
Flexible withdrawal option payments	(8,132)	(600)	—	(719,601)
Transfers to other contracts	(88,799)	(4,367)	(266,306)	(14,223,229)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	731,572	438,915	194,352	10,779,033
Total increase (decrease)	867,431	678,898	266,659	10,417,289
Net assets as of December 31, 2020	1,165,613	1,398,414	444,396	41,879,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,283	2,867	3,160	(440,332)
Total realized gains (losses) on investments	93,560	83,416	106,147	—
Change in net unrealized appreciation (depreciation)
of investments	101,502	194,594	(8,716)	18
Net gains (losses) on investments	205,345	280,877	100,591	(440,314)
Net increase (decrease) in net assets resulting from operations	205,345	280,877	100,591	(440,314)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,852,704	977,969	1,271,585	9,840,780
Administration charges	(5,706)	(5,825)	(2,266)	(23,197)
Contingent sales charges	(82)	—	(277)	(14,327)
Contract terminations	(5,524)	—	(18,593)	(9,324,731)
Death benefit payments	—	—	—	(160,527)
Flexible withdrawal option payments	(20,249)	(4,347)	(3,874)	(803,796)
Transfers to other contracts	(46,892)	(5,231)	(155,515)	(9,281,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,774,251	962,566	1,091,060	(9,767,114)
Total increase (decrease)	1,979,596	1,243,443	1,191,651	(10,207,428)
Net assets as of December 31, 2021	$3,145,209	$2,641,857	$1,636,047	$31,672,306

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2020	$8,849,989	$14,563,181	$12,286,792	$95,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)
Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555
Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115
Net increase (decrease) in net assets resulting from operations	(103,742)	5,655,864	4,596,458	16,115
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	23,767,144	974,195	1,333,222	—
Administration charges	(65,974)	(3,559)	(1,642)	—
Contingent sales charges	(38,121)	(710)	(4,191)	—
Contract terminations	(1,434,763)	(862,955)	(849,371)	—
Death benefit payments	—	(209,492)	(76,783)	—
Flexible withdrawal option payments	(42,053)	(100,907)	(116,582)	—
Transfers to other contracts	(16,505,205)	(1,459,240)	(2,060,042)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,681,028	(1,662,668)	(1,775,389)	—
Total increase (decrease)	5,577,286	3,993,196	2,821,069	16,115
Net assets as of December 31, 2020	14,427,275	18,556,377	15,107,861	111,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192,344)	(253,059)	(226,917)	(585)
Total realized gains (losses) on investments	—	5,400,248	4,424,664	39,389
Change in net unrealized appreciation (depreciation)
of investments	—	(1,394,454)	(1,200,531)	(13,671)
Net gains (losses) on investments	(192,344)	3,752,735	2,997,216	25,133
Net increase (decrease) in net assets resulting from operations	(192,344)	3,752,735	2,997,216	25,133
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	37,133,033	338,247	690,498	111,172
Administration charges	(114,453)	(3,824)	(1,744)	—
Contingent sales charges	(15,639)	(824)	(3,806)	—
Contract terminations	(995,895)	(1,497,480)	(1,358,116)	—
Death benefit payments	—	(162,797)	(60,519)	—
Flexible withdrawal option payments	(112,462)	(109,974)	(118,566)	—
Transfers to other contracts	(30,560,517)	(745,173)	(1,438,973)	(109,224)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,334,067	(2,181,825)	(2,291,226)	1,948
Total increase (decrease)	5,141,723	1,570,910	705,990	27,081
Net assets as of December 31, 2021	$19,568,998	$20,127,287	$15,813,851	$138,446

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net assets as of January 1, 2020	$25,934,340	$23,490,425	$1,397,210	$1,252,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)
Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)
Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430
Net increase (decrease) in net assets resulting from operations	3,691,490	2,902,928	(93,214)	15,430
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,641,628	1,897,523	327,705	1,019,563
Administration charges	(17,233)	(58,558)	(1,761)	(2,642)
Contingent sales charges	(9,548)	(7,435)	(358)	(122)
Contract terminations	(1,552,586)	(1,483,840)	(36,823)	(8,847)
Death benefit payments	(110,989)	(156,638)	—	(6,921)
Flexible withdrawal option payments	(198,026)	(552,553)	(9,178)	(15,205)
Transfers to other contracts	(2,867,608)	(1,863,036)	(114,421)	(287,594)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,114,362)	(2,224,537)	165,164	698,232
Total increase (decrease)	1,577,128	678,391	71,950	713,662
Net assets as of December 31, 2020	27,511,468	24,168,816	1,469,160	1,966,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(274,133)	(256,439)	(2,464)	100,310
Total realized gains (losses) on investments	5,969,523	3,658,178	36,054	(532)
Change in net unrealized appreciation (depreciation)
of investments	553,301	650,912	367,540	281,524
Net gains (losses) on investments	6,248,691	4,052,651	401,130	381,302
Net increase (decrease) in net assets resulting from operations	6,248,691	4,052,651	401,130	381,302
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,048,016	2,341,864	416,058	1,418,494
Administration charges	(24,430)	(57,581)	(2,287)	(5,107)
Contingent sales charges	(9,211)	(7,841)	(207)	(153)
Contract terminations	(2,397,067)	(2,196,485)	(53,635)	(10,270)
Death benefit payments	(55,902)	(233,880)	(7,058)	—
Flexible withdrawal option payments	(227,985)	(530,362)	(18,810)	(24,805)
Transfers to other contracts	(2,846,518)	(2,630,945)	(72,679)	(55,155)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,513,097)	(3,315,230)	261,382	1,323,004
Total increase (decrease)	3,735,594	737,421	662,512	1,704,306
Net assets as of December 31, 2021	$31,247,062	$24,906,237	$2,131,672	$3,670,686

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2020	$2,841,969	$4,044,350	$322,631	$11,835,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,246	1,785	13,904	(80,726)
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)
Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928
Net gains (losses) on investments	597,376	37,174	14,668	711,779
Net increase (decrease) in net assets resulting from operations	597,376	37,174	14,668	711,779
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,481,092	396,604	2,454,194	979,079
Administration charges	(7,952)	(5)	(2,713)	(433)
Contingent sales charges	(1,079)	(1,403)	(2,053)	(4,078)
Contract terminations	(84,475)	(293,266)	(98,572)	(826,582)
Death benefit payments	(49,577)	(87,428)	(36,863)	(28,234)
Flexible withdrawal option payments	(12,490)	(16,806)	(1,001)	(66,614)
Transfers to other contracts	(626,262)	(578,181)	(261,746)	(728,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	699,257	(580,485)	2,051,246	(675,066)
Total increase (decrease)	1,296,633	(543,311)	2,065,914	36,713
Net assets as of December 31, 2020	4,138,602	3,501,039	2,388,545	11,871,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,824)	(16,392)	40,904	(122,384)
Total realized gains (losses) on investments	230,581	(4,879)	(14,275)	1,903,593
Change in net unrealized appreciation (depreciation)
of investments	1,048,899	820,831	(89,677)	1,412,811
Net gains (losses) on investments	1,274,656	799,560	(63,048)	3,194,020
Net increase (decrease) in net assets resulting from operations	1,274,656	799,560	(63,048)	3,194,020
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,167,653	916,593	446,904	437,084
Administration charges	(13,440)	(65)	(4,463)	(605)
Contingent sales charges	(444)	(1,948)	(122)	(4,073)
Contract terminations	(40,600)	(695,999)	(8,166)	(1,460,853)
Death benefit payments	—	—	—	(11,725)
Flexible withdrawal option payments	(15,406)	(27,922)	(1,188)	(71,291)
Transfers to other contracts	(184,638)	(635,687)	(314,782)	(1,177,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,913,125	(445,028)	118,183	(2,288,667)
Total increase (decrease)	3,187,781	354,532	55,135	905,353
Net assets as of December 31, 2021	$7,326,383	$3,855,571	$2,443,680	$12,777,267

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2020	$1,444,925	$67,712	$5,915,884	$626,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)
Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204
Net gains (losses) on investments	112,605	34,036	304,753	56,875
Net increase (decrease) in net assets resulting from operations	112,605	34,036	304,753	56,875
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	461,442	343,013	457,466	79,234
Administration charges	(3,682)	(333)	(100)	(1,119)
Contingent sales charges	(144)	—	(1,527)	(128)
Contract terminations	(17,257)	—	(352,504)	(24,472)
Death benefit payments	—	—	(11,652)	—
Flexible withdrawal option payments	(4,460)	(372)	(52,900)	(3,058)
Transfers to other contracts	(195,208)	(278,159)	(529,219)	(61,073)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	240,691	64,149	(490,436)	(10,616)
Total increase (decrease)	353,296	98,185	(185,683)	46,259
Net assets as of December 31, 2020	1,798,221	165,897	5,730,201	673,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896
Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)
Net gains (losses) on investments	551,889	14,945	1,208,712	158,390
Net increase (decrease) in net assets resulting from operations	551,889	14,945	1,208,712	158,390
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	442,982	435,566	470,889	475,005
Administration charges	(4,868)	(1,036)	(151)	(2,041)
Contingent sales charges	(447)	(132)	(1,631)	(24)
Contract terminations	(34,014)	(8,813)	(631,246)	(3,678)
Death benefit payments	(9,604)	—	(95,163)	(10,760)
Flexible withdrawal option payments	(6,096)	(2,019)	(52,475)	(1,730)
Transfers to other contracts	(89,380)	—	(570,770)	(63,530)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	298,573	423,566	(880,547)	393,242
Total increase (decrease)	850,462	438,511	328,165	551,632
Net assets as of December 31, 2021	$2,648,683	$604,408	$6,058,366	$1,224,758

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net assets as of January 1, 2020	$81,189,558	$3,212,995	$178,140	$144,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,034,481	135,199	5,288	(177)
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)
Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812
Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920
Net increase (decrease) in net assets resulting from operations	1,202,404	(56,356)	2,386	9,920
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,721,812	374,172	113,567	65,415
Administration charges	(97,613)	(1,346)	(277)	(484)
Contingent sales charges	(20,713)	(477)	(55)	(24)
Contract terminations	(7,131,126)	(72,856)	(10,917)	(4,817)
Death benefit payments	(947,507)	(17,434)	—	—
Flexible withdrawal option payments	(1,845,357)	(33,334)	(1,415)	(1,293)
Transfers to other contracts	(9,497,488)	(529,567)	(93,960)	(5,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(817,992)	(280,842)	6,943	53,036
Total increase (decrease)	384,412	(337,198)	9,329	62,956
Net assets as of December 31, 2020	81,573,970	2,875,797	187,469	207,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	726,385	38,365	(2,074)	(913)
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003
Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092
Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182
Net increase (decrease) in net assets resulting from operations	(2,008,011)	38,519	(59)	52,182
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,053,283	1,273,802	26,901	53,319
Administration charges	(87,679)	(1,366)	(356)	(712)
Contingent sales charges	(11,896)	(439)	(72)	—
Contract terminations	(7,924,458)	(149,887)	(23,174)	(163)
Death benefit payments	(1,008,487)	—	—	—
Flexible withdrawal option payments	(1,841,045)	(39,741)	(850)	(1,489)
Transfers to other contracts	(4,691,900)	(487,730)	(9,087)	(4,941)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,512,182)	594,639	(6,638)	46,014
Total increase (decrease)	(8,520,193)	633,158	(6,697)	98,196
Net assets as of December 31, 2021	$73,053,777	$3,508,955	$180,772	$305,432

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Net assets as of January 1, 2020	$558,944	$43,067,771	$4,306,376	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	419,136	(56,730)	—
Total realized gains (losses) on investments	8,639	759,304	733,620	—
Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	—
Net gains (losses) on investments	31,648	6,432,155	1,606,354	—
Net increase (decrease) in net assets resulting from operations	31,648	6,432,155	1,606,354	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,027	2,337,041	369,631	—
Administration charges	(569)	(9,722)	(1,073)	—
Contingent sales charges	(218)	(11,618)	(212)	—
Contract terminations	(43,975)	(3,660,142)	(257,890)	—
Death benefit payments	—	(491,665)	(13,741)	—
Flexible withdrawal option payments	(1,686)	(300,483)	(54,892)	—
Transfers to other contracts	(196,532)	(3,807,701)	(428,793)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,047	(5,944,290)	(386,970)	—
Total increase (decrease)	34,695	487,865	1,219,384	—
Net assets as of December 31, 2020	593,639	43,555,636	5,525,760	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,225)	(389,041)	(72,087)	(20,435)
Total realized gains (losses) on investments	21,778	2,337,189	1,214,158	8,604
Change in net unrealized appreciation (depreciation)
of investments	27,507	(2,033,774)	(574,815)	212,322
Net gains (losses) on investments	41,060	(85,626)	567,256	200,491
Net increase (decrease) in net assets resulting from operations	41,060	(85,626)	567,256	200,491
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	116,537	4,235,080	78,985	4,236,570
Administration charges	(811)	(11,304)	(983)	(6,895)
Contingent sales charges	(62)	(7,399)	(275)	(508)
Contract terminations	(19,083)	(3,822,801)	(500,476)	(181,251)
Death benefit payments	—	(404,832)	(44,614)	(17,248)
Flexible withdrawal option payments	(1,088)	(342,431)	(65,520)	(41,491)
Transfers to other contracts	(18,705)	(3,214,982)	(339,240)	(281,084)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	76,788	(3,568,669)	(872,123)	3,708,093
Total increase (decrease)	117,848	(3,654,295)	(304,867)	3,908,584
Net assets as of December 31, 2021	$711,487	$39,901,341	$5,220,893	$3,908,584

(1) Commenced operations April 29, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Net assets as of January 1, 2020	$488,758	$13,547,364	$—	$7,018,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,326	4,299	(9,540)	(64,479)
Total realized gains (losses) on investments	19,674	3,347,189	61,392	(80,558)
Change in net unrealized appreciation (depreciation)
of investments	(6,553)	(1,836,432)	358,599	873,416
Net gains (losses) on investments	54,447	1,515,056	410,451	728,379
Net increase (decrease) in net assets resulting from operations	54,447	1,515,056	410,451	728,379
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	164,861	382,525	1,063,813	481,982
Administration charges	(1,378)	(1,687)	(125)	(933)
Contingent sales charges	(39)	(650)	(113)	(442)
Contract terminations	(2,081)	(789,802)	(137,795)	(380,366)
Death benefit payments	—	(176,211)	(13,308)	(16,064)
Flexible withdrawal option payments	(3,750)	(171,263)	(4,649)	(65,420)
Transfers to other contracts	(88,947)	(669,204)	(160,273)	(659,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	68,666	(1,426,292)	747,550	(640,559)
Total increase (decrease)	123,113	88,764	1,158,001	87,820
Net assets as of December 31, 2020	611,871	13,636,128	1,158,001	7,106,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,887	(95,139)	(15,803)	(79,785)
Total realized gains (losses) on investments	26,833	879,272	234,351	770,174
Change in net unrealized appreciation (depreciation)
of investments	11,546	2,641,322	(22,757)	51,063
Net gains (losses) on investments	57,266	3,425,455	195,791	741,452
Net increase (decrease) in net assets resulting from operations	57,266	3,425,455	195,791	741,452
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	291,633	332,514	53,490	432,050
Administration charges	(1,773)	(1,661)	(191)	(832)
Contingent sales charges	(285)	(656)	(57)	(354)
Contract terminations	(20,098)	(1,191,856)	(104,211)	(589,986)
Death benefit payments	—	(181,936)	(39,762)	(27,286)
Flexible withdrawal option payments	(10,313)	(174,368)	(9,084)	(79,429)
Transfers to other contracts	(517)	(406,186)	(127,533)	(249,570)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	258,647	(1,624,149)	(227,348)	(515,407)
Total increase (decrease)	315,913	1,801,306	(31,557)	226,045
Net assets as of December 31, 2021	$927,784	$15,437,434	$1,126,444	$7,332,083

(1) Commenced operations April 30, 2020 and represented the operations of Invesco Oppenheimer Discovery Mid Cap Growth Series I
Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Net assets as of January 1, 2020	$2,876,696	$6,938,872	$1,691,600	$447,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,136)	54,583	25,351	(3,780)
Total realized gains (losses) on investments	151,664	167,420	39,596	9,727
Change in net unrealized appreciation (depreciation)
of investments	438,144	511,790	225,429	67,223
Net gains (losses) on investments	561,672	733,793	290,376	73,170
Net increase (decrease) in net assets resulting from operations	561,672	733,793	290,376	73,170
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,062,865	502,909	595,469	25,059
Administration charges	(8,404)	(10,136)	(3,888)	(51)
Contingent sales charges	(861)	(3,518)	(295)	(10)
Contract terminations	(76,049)	(713,022)	(22,110)	(11,906)
Death benefit payments	(6,009)	(14,279)	—	—
Flexible withdrawal option payments	(32,011)	(73,246)	(18,256)	(1,346)
Transfers to other contracts	(312,210)	(698,336)	(110,490)	(70,402)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,627,321	(1,009,628)	440,430	(58,656)
Total increase (decrease)	2,188,993	(275,835)	730,806	14,514
Net assets as of December 31, 2020	5,065,689	6,663,037	2,422,406	462,487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54,360)	(11,899)	5,740	(5,380)
Total realized gains (losses) on investments	958,544	645,346	244,462	55,948
Change in net unrealized appreciation (depreciation)
of investments	(201,161)	(342,551)	(134,939)	40,519
Net gains (losses) on investments	703,023	290,896	115,263	91,087
Net increase (decrease) in net assets resulting from operations	703,023	290,896	115,263	91,087
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,119,390	349,103	745,669	24,254
Administration charges	(14,964)	(9,712)	(6,011)	(108)
Contingent sales charges	(1,080)	(2,373)	(593)	—
Contract terminations	(80,032)	(846,640)	(46,772)	(495)
Death benefit payments	(143,625)	(34,213)	(40,479)	(5,252)
Flexible withdrawal option payments	(42,761)	(78,592)	(19,418)	(722)
Transfers to other contracts	(297,682)	(208,948)	(169,158)	(84,137)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,539,246	(831,375)	463,238	(66,460)
Total increase (decrease)	3,242,269	(540,479)	578,501	24,627
Net assets as of December 31, 2021	$8,307,958	$6,122,558	$3,000,907	$487,114

(1) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Net assets as of January 1, 2020	$6,547,810	$3,038,459	$—	$10,067,295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62,001)	(42,418)	—	(114,370)
Total realized gains (losses) on investments	17,601	673,173	—	1,487,598
Change in net unrealized appreciation (depreciation)
of investments	1,367,033	528,700	—	141,201
Net gains (losses) on investments	1,322,633	1,159,455	—	1,514,429
Net increase (decrease) in net assets resulting from operations	1,322,633	1,159,455	—	1,514,429
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	478,111	561,746	—	188,625
Administration charges	(7,522)	(327)	—	(1,269)
Contingent sales charges	(2,753)	(176)	—	(724)
Contract terminations	(609,281)	(213,961)	—	(879,797)
Death benefit payments	(15,748)	(97,289)	—	(98,379)
Flexible withdrawal option payments	(69,281)	(18,975)	—	(43,553)
Transfers to other contracts	(1,102,673)	(601,551)	—	(593,625)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,329,147)	(370,533)	—	(1,428,722)
Total increase (decrease)	(6,514)	788,922	—	85,707
Net assets as of December 31, 2020	6,541,296	3,827,381	—	10,153,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(87,418)	(49,675)	(297)	(110,059)
Total realized gains (losses) on investments	776,816	744,528	1,984	1,527,302
Change in net unrealized appreciation (depreciation)
of investments	498,680	(226,597)	155,475	37,948
Net gains (losses) on investments	1,188,078	468,256	157,162	1,455,191
Net increase (decrease) in net assets resulting from operations	1,188,078	468,256	157,162	1,455,191
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	867,793	213,959	4,535,058	120,707
Administration charges	(7,404)	(349)	(3,277)	(1,115)
Contingent sales charges	(2,125)	(154)	(211)	(395)
Contract terminations	(943,709)	(279,872)	(29,574)	(717,654)
Death benefit payments	(14,175)	(34,836)	—	(184,905)
Flexible withdrawal option payments	(72,065)	(21,729)	(550)	(43,095)
Transfers to other contracts	(837,318)	(495,625)	(77,614)	(426,317)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,009,003)	(618,606)	4,423,832	(1,252,774)
Total increase (decrease)	179,075	(150,350)	4,580,994	202,417
Net assets as of December 31, 2021	$6,720,371	$3,677,031	$4,580,994	$10,355,419

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2020	$3,115,567	$348,192	$168,969,535	$99,605,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,922	(11,663)	(2,173,322)	459,392
Total realized gains (losses) on investments	162,797	120,788	21,734,179	15,239,642
Change in net unrealized appreciation (depreciation)
of investments	143,581	539,689	33,666,453	(232,127)
Net gains (losses) on investments	377,300	648,814	53,227,310	15,466,907
Net increase (decrease) in net assets resulting from operations	377,300	648,814	53,227,310	15,466,907
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,904,243	2,689,906	8,780,254	10,965,708
Administration charges	(6,990)	(3,346)	(78,910)	(37,267)
Contingent sales charges	(1,496)	(129)	(27,831)	(22,682)
Contract terminations	(198,771)	(10,125)	(16,163,633)	(9,155,325)
Death benefit payments	(8,827)	(8,530)	(2,192,786)	(976,039)
Flexible withdrawal option payments	(32,278)	(4,792)	(1,608,301)	(1,276,826)
Transfers to other contracts	(3,810,475)	(359,647)	(13,595,946)	(9,995,961)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,845,406	2,303,337	(24,887,153)	(10,498,392)
Total increase (decrease)	4,222,706	2,952,151	28,340,157	4,968,515
Net assets as of December 31, 2020	7,338,273	3,300,343	197,309,692	104,573,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,005	(8,340)	(2,605,078)	67,093
Total realized gains (losses) on investments	173,491	878,581	38,554,560	19,235,670
Change in net unrealized appreciation (depreciation)
of investments	(437,566)	(99,018)	2,042,037	6,592,230
Net gains (losses) on investments	(150,070)	771,223	37,991,519	25,894,993
Net increase (decrease) in net assets resulting from operations	(150,070)	771,223	37,991,519	25,894,993
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,039,358	4,993,797	6,694,407	6,191,751
Administration charges	(15,972)	(13,582)	(80,403)	(35,061)
Contingent sales charges	(2,179)	(740)	(20,992)	(11,144)
Contract terminations	(349,885)	(49,804)	(18,476,211)	(11,652,345)
Death benefit payments	(60,804)	(19,512)	(2,949,916)	(1,198,539)
Flexible withdrawal option payments	(48,238)	(20,027)	(1,822,977)	(1,403,601)
Transfers to other contracts	(1,475,121)	(879,884)	(8,328,616)	(6,744,052)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,087,159	4,010,248	(24,984,708)	(14,852,991)
Total increase (decrease)	1,937,089	4,781,471	13,006,811	11,042,002
Net assets as of December 31, 2021	$9,275,362	$8,081,814	$210,316,503	$115,615,572

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2020	$15,836,448	$7,484,906	$4,806,641	$15,284,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	190,001	(32,548)	(58,306)	123,876
Total realized gains (losses) on investments	1,409,259	355,566	448,537	271,979
Change in net unrealized appreciation (depreciation)
of investments	2,330,309	1,090,347	1,874,655	42,454
Net gains (losses) on investments	3,929,569	1,413,365	2,264,886	438,309
Net increase (decrease) in net assets resulting from operations	3,929,569	1,413,365	2,264,886	438,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	11,398,409	2,316,459	3,019,957	1,900,123
Administration charges	(43,666)	(6,465)	(9,828)	(8,954)
Contingent sales charges	(6,147)	(3,118)	(1,590)	(5,239)
Contract terminations	(413,098)	(388,675)	(241,800)	(928,464)
Death benefit payments	(82,174)	—	(21,408)	(84,462)
Flexible withdrawal option payments	(105,498)	(34,301)	(48,459)	(154,112)
Transfers to other contracts	(2,713,822)	(1,435,100)	(2,260,745)	(1,789,164)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	8,034,004	448,800	436,127	(1,070,272)
Total increase (decrease)	11,963,573	1,862,165	2,701,013	(631,963)
Net assets as of December 31, 2020	27,800,021	9,347,071	7,507,654	14,652,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998
Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483
Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656
Net increase (decrease) in net assets resulting from operations	8,849,025	886,290	39,676	1,823,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,173,159	2,159,776	2,494,357	2,225,381
Administration charges	(81,442)	(10,451)	(16,889)	(12,550)
Contingent sales charges	(12,126)	(1,865)	(1,959)	(3,619)
Contract terminations	(947,280)	(644,615)	(352,862)	(990,999)
Death benefit payments	(291,250)	(208,289)	(130,717)	(93,371)
Flexible withdrawal option payments	(172,474)	(42,749)	(59,159)	(152,643)
Transfers to other contracts	(3,681,580)	(693,857)	(1,573,263)	(642,425)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,987,007	557,950	359,508	329,774
Total increase (decrease)	18,836,032	1,444,240	399,184	2,153,430
Net assets as of December 31, 2021	$46,636,053	$10,791,311	$7,906,838	$16,805,569

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net assets as of January 1, 2020	$5,292,259	$338,479,545	$—	$3,506,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,539)	(1,815,981)	(1,052)	(41,812)
Total realized gains (losses) on investments	183,214	41,378,330	155,591	319,099
Change in net unrealized appreciation (depreciation)
of investments	(237,955)	9,607,032	278,099	903,934
Net gains (losses) on investments	(59,280)	49,169,381	432,638	1,181,221
Net increase (decrease) in net assets resulting from operations	(59,280)	49,169,381	432,638	1,181,221
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	614,495	12,341,296	3,380,401	589,433
Administration charges	(89)	(185,708)	(2,083)	(6,127)
Contingent sales charges	(2,356)	(58,138)	(32)	(1,813)
Contract terminations	(477,629)	(25,498,930)	(2,276)	(227,541)
Death benefit payments	(346)	(4,107,656)	1	(1,047)
Flexible withdrawal option payments	(53,090)	(3,947,174)	(588)	(32,802)
Transfers to other contracts	(1,016,856)	(25,754,437)	(241,469)	(625,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(935,871)	(47,210,747)	3,133,954	(305,023)
Total increase (decrease)	(995,151)	1,958,634	3,566,592	876,198
Net assets as of December 31, 2020	4,297,108	340,438,179	3,566,592	4,382,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306
Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)
Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754
Net increase (decrease) in net assets resulting from operations	940,952	76,084,232	1,571,019	481,754
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	262,199	9,169,996	8,736,141	514,093
Administration charges	(90)	(172,477)	(15,855)	(7,918)
Contingent sales charges	(1,936)	(31,242)	(926)	(1,380)
Contract terminations	(690,840)	(28,231,827)	(63,433)	(287,599)
Death benefit payments	(47,509)	(3,777,682)	(134,345)	—
Flexible withdrawal option payments	(52,850)	(4,271,539)	(42,354)	(37,105)
Transfers to other contracts	(291,004)	(19,639,208)	(318,224)	(405,433)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(822,030)	(46,953,979)	8,161,004	(225,342)
Total increase (decrease)	118,922	29,130,253	9,732,023	256,412
Net assets as of December 31, 2021	$4,416,030	$369,568,432	$13,298,615	$4,638,714

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Net assets as of January 1, 2020	$6,633,874	$15,562	$2,418,683	$112,386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,285)	(73)	72,193	5,899
Total realized gains (losses) on investments	453,213	1,149	(42,629)	1,120
Change in net unrealized appreciation (depreciation)
of investments	602,708	5,446	77,337	7,973
Net gains (losses) on investments	1,004,636	6,522	106,901	14,992
Net increase (decrease) in net assets resulting from operations	1,004,636	6,522	106,901	14,992
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	160,254	29,611	142,691	84,502
Administration charges	(11,888)	(82)	—	(440)
Contingent sales charges	(1,926)	—	(1,096)	(8)
Contract terminations	(390,329)	—	(222,146)	(598)
Death benefit payments	(73,599)	—	(14,103)	(47,030)
Flexible withdrawal option payments	(70,324)	—	(35,982)	—
Transfers to other contracts	(636,354)	(1,755)	(269,415)	(518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,024,166)	27,774	(400,051)	35,908
Total increase (decrease)	(19,530)	34,296	(293,150)	50,900
Net assets as of December 31, 2020	6,614,344	49,858	2,125,533	163,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,822)	(437)	230,056	21,324
Total realized gains (losses) on investments	490,962	3,265	52,619	563
Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756
Net gains (losses) on investments	1,351,236	13,943	318,455	26,643
Net increase (decrease) in net assets resulting from operations	1,351,236	13,943	318,455	26,643
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	199,805	41,884	323,635	79,740
Administration charges	(11,346)	(206)	(90)	(695)
Contingent sales charges	(1,557)	—	(915)	(16)
Contract terminations	(555,529)	—	(326,304)	(1,074)
Death benefit payments	(27,866)	—	(1,997)	—
Flexible withdrawal option payments	(79,169)	(623)	(43,071)	(390)
Transfers to other contracts	(496,921)	(5,639)	(78,105)	(2,276)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(972,583)	35,416	(126,847)	75,289
Total increase (decrease)	378,653	49,359	191,608	101,932
Net assets as of December 31, 2021	$6,992,997	$99,217	$2,317,141	$265,218

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Net assets as of January 1, 2020	$51,476	$—	$19,995,082	$1,525,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,335	—	681,385	(87)
Total realized gains (losses) on investments	(1,217)	—	(149,296)	6,703
Change in net unrealized appreciation (depreciation)
of investments	2,360	—	211,031	25,410
Net gains (losses) on investments	3,478	—	743,120	32,026
Net increase (decrease) in net assets resulting from operations	3,478	—	743,120	32,026
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,845	—	4,789,196	2,749,628
Administration charges	(185)	—	(11,880)	(4,558)
Contingent sales charges	(4)	—	(7,710)	(378)
Contract terminations	(174)	—	(1,345,434)	(65,855)
Death benefit payments	—	—	(240,039)	—
Flexible withdrawal option payments	(1,639)	—	(240,771)	(12,451)
Transfers to other contracts	(3,575)	—	(3,114,336)	(841,790)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	17,268	—	(170,974)	1,824,596
Total increase (decrease)	20,746	—	572,146	1,856,622
Net assets as of December 31, 2020	72,222	—	20,567,228	3,382,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,512	2,495	696,306	(18,413)
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586
Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)
Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)
Net increase (decrease) in net assets resulting from operations	33,348	(5,128)	512,748	(84,940)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	338,875	299,829	6,403,286	2,261,720
Administration charges	(310)	(173)	(19,877)	(10,161)
Contingent sales charges	(6)	—	(7,659)	(536)
Contract terminations	(1,117)	—	(2,239,001)	(66,900)
Death benefit payments	—	—	(346,464)	—
Flexible withdrawal option payments	(2,276)	(1,472)	(259,712)	(33,369)
Transfers to other contracts	(17,860)	—	(1,240,355)	(547,334)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	317,306	298,184	2,290,218	1,603,420
Total increase (decrease)	350,654	293,056	2,802,966	1,518,480
Net assets as of December 31, 2021	$422,876	$293,056	$23,370,194	$4,900,906

(1) Commenced operations June 7, 2021

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Net assets as of January 1, 2020	$22,921,307	$97,426,768	$5,277,728	$16,849,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	217,006	(92,359)	16,993	174,877
Total realized gains (losses) on investments	418,649	8,743,754	388,960	685,836
Change in net unrealized appreciation (depreciation)
of investments	1,087,604	5,689,670	695,821	626,630
Net gains (losses) on investments	1,723,259	14,341,065	1,101,774	1,487,343
Net increase (decrease) in net assets resulting from operations	1,723,259	14,341,065	1,101,774	1,487,343
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,737,857	3,495,777	2,947,936	309,434
Administration charges	(15,661)	(125,078)	(15,721)	(40,468)
Contingent sales charges	(14,174)	(25,297)	(4,065)	(3,998)
Contract terminations	(2,498,760)	(6,837,156)	(216,126)	(1,187,289)
Death benefit payments	(518,529)	(882,911)	—	(240,321)
Flexible withdrawal option payments	(368,773)	(1,707,781)	(45,060)	(740,726)
Transfers to other contracts	(6,054,923)	(9,132,361)	(886,992)	(298,138)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,267,037	(15,214,807)	1,779,972	(2,201,506)
Total increase (decrease)	5,990,296	(873,742)	2,881,746	(714,163)
Net assets as of December 31, 2020	28,911,603	96,553,026	8,159,474	16,135,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467
Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)
Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253
Net increase (decrease) in net assets resulting from operations	(694,468)	22,935,427	2,392,509	671,253
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,826,039	3,258,904	3,957,825	604,559
Administration charges	(31,923)	(112,706)	(26,966)	(32,476)
Contingent sales charges	(7,265)	(19,587)	(3,841)	(3,897)
Contract terminations	(1,788,611)	(9,118,569)	(307,621)	(1,483,475)
Death benefit payments	(159,185)	(1,029,292)	(38,865)	(140,491)
Flexible withdrawal option payments	(422,787)	(1,691,244)	(54,185)	(696,703)
Transfers to other contracts	(4,258,581)	(9,664,259)	(1,270,751)	(754,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,157,687	(18,376,753)	2,255,596	(2,507,286)
Total increase (decrease)	1,463,219	4,558,674	4,648,105	(1,836,033)
Net assets as of December 31, 2021	$30,374,822	$101,111,700	$12,807,579	$14,299,347

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net assets as of January 1, 2020	$82,586,232	$57,570,462	$15,574,030	$11,861,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	944,008	379,826	86,747	43,389
Total realized gains (losses) on investments	5,025,380	1,615,789	745,748	445,040
Change in net unrealized appreciation (depreciation)
of investments	2,003,176	4,943,919	1,228,601	976,197
Net gains (losses) on investments	7,972,564	6,939,534	2,061,096	1,464,626
Net increase (decrease) in net assets resulting from operations	7,972,564	6,939,534	2,061,096	1,464,626
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,634,878	1,482,012	711,009	333,701
Administration charges	(296,924)	(232,925)	(8,057)	(8,206)
Contingent sales charges	(22,094)	(16,497)	(7,475)	(8,192)
Contract terminations	(4,639,558)	(3,295,659)	(1,411,292)	(1,526,289)
Death benefit payments	(2,214,339)	(74,212)	(40,232)	(24,348)
Flexible withdrawal option payments	(2,737,856)	(1,175,070)	(36,521)	(35,850)
Transfers to other contracts	(3,604,898)	(1,281,532)	(396,989)	(386,480)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,880,791)	(4,593,883)	(1,189,557)	(1,655,664)
Total increase (decrease)	(2,908,227)	2,345,651	871,539	(191,038)
Net assets as of December 31, 2020	79,678,005	59,916,113	16,445,569	11,670,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996
Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648
Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004
Net increase (decrease) in net assets resulting from operations	5,842,466	6,458,590	2,157,331	1,693,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,233,980	2,185,590	637,128	242,916
Administration charges	(263,041)	(221,968)	(7,694)	(8,646)
Contingent sales charges	(13,418)	(14,285)	(5,559)	(4,140)
Contract terminations	(5,181,065)	(5,651,768)	(1,929,461)	(1,374,221)
Death benefit payments	(625,548)	(950,471)	(1,744)	(8,903)
Flexible withdrawal option payments	(2,648,582)	(1,208,160)	(39,091)	(68,621)
Transfers to other contracts	(3,524,422)	(1,490,738)	(860,850)	(467,938)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,022,096)	(7,351,800)	(2,207,271)	(1,689,553)
Total increase (decrease)	(4,179,630)	(893,210)	(49,940)	3,451
Net assets as of December 31, 2021	$75,498,375	$59,022,903	$16,395,629	$11,673,751

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Net assets as of January 1, 2020	$10,633,375	$67,480,063	$6,105,983	$606,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83,699	326,008	49,685	(480)
Total realized gains (losses) on investments	249,250	4,699,003	209,339	767
Change in net unrealized appreciation (depreciation)
of investments	507,510	(8,777,765)	(508,908)	34,610
Net gains (losses) on investments	840,459	(3,752,754)	(249,884)	34,897
Net increase (decrease) in net assets resulting from operations	840,459	(3,752,754)	(249,884)	34,897
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,855,822	4,751,758	2,692,257	76,133
Administration charges	(24,639)	(10,241)	(15,031)	(613)
Contingent sales charges	(2,976)	(18,714)	(1,311)	—
Contract terminations	(734,253)	(5,753,053)	(106,585)	—
Death benefit payments	(366,668)	(487,558)	(38,966)	—
Flexible withdrawal option payments	(488,910)	(652,035)	(35,583)	(2,192)
Transfers to other contracts	(1,683,326)	(5,217,349)	(1,630,453)	(278,602)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,444,950)	(7,387,192)	864,328	(205,274)
Total increase (decrease)	(604,491)	(11,139,946)	614,444	(170,377)
Net assets as of December 31, 2020	10,028,884	56,340,117	6,720,427	435,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,946	40,096	35,630	(2,301)
Total realized gains (losses) on investments	601,495	5,905,170	598,633	21,583
Change in net unrealized appreciation (depreciation)
of investments	(348,436)	14,500,793	2,200,883	88,418
Net gains (losses) on investments	295,005	20,446,059	2,835,146	107,700
Net increase (decrease) in net assets resulting from operations	295,005	20,446,059	2,835,146	107,700
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	538,496	3,480,516	2,953,220	280,703
Administration charges	(21,114)	(9,856)	(22,023)	(1,135)
Contingent sales charges	(1,622)	(10,868)	(2,356)	(16)
Contract terminations	(695,105)	(6,230,164)	(217,853)	(1,225)
Death benefit payments	(369,400)	(452,586)	(75,600)	—
Flexible withdrawal option payments	(438,457)	(671,109)	(44,455)	(2,317)
Transfers to other contracts	(169,469)	(4,087,289)	(771,644)	(20,801)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,156,671)	(7,981,356)	1,819,289	255,209
Total increase (decrease)	(861,666)	12,464,703	4,654,435	362,909
Net assets as of December 31, 2021	$9,167,218	$68,804,820	$11,374,862	$798,907

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Net assets as of January 1, 2020	$499,045	$3,094,997	$427,977,306	$22,821,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,671)	(35,138)	3,079,910	249,344
Total realized gains (losses) on investments	(29,523)	912,897	6,475,962	746,852
Change in net unrealized appreciation (depreciation)
of investments	(63,410)	1,562,865	25,867,935	1,416,053
Net gains (losses) on investments	(94,604)	2,440,624	35,423,807	2,412,249
Net increase (decrease) in net assets resulting from operations	(94,604)	2,440,624	35,423,807	2,412,249
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,643	4,997,593	10,621,622	6,245,640
Administration charges	(431)	(12,418)	(2,092,437)	(49,125)
Contingent sales charges	(190)	(1,441)	(109,156)	(8,643)
Contract terminations	(13,330)	(113,034)	(25,290,685)	(1,023,296)
Death benefit payments	—	(97,312)	(5,161,877)	(262,065)
Flexible withdrawal option payments	(2,602)	(22,566)	(11,216,316)	(368,651)
Transfers to other contracts	(34,447)	(818,816)	(15,532,944)	(2,284,077)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	117,643	3,932,006	(48,781,793)	2,249,783
Total increase (decrease)	23,039	6,372,630	(13,357,986)	4,662,032
Net assets as of December 31, 2020	522,084	9,467,627	414,619,320	27,483,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,553)	(100,289)	559,347	180,313
Total realized gains (losses) on investments	55,933	1,428,027	12,192,115	950,032
Change in net unrealized appreciation (depreciation)
of investments	202,131	1,281,407	35,443,245	2,522,564
Net gains (losses) on investments	246,511	2,609,145	48,194,707	3,652,909
Net increase (decrease) in net assets resulting from operations	246,511	2,609,145	48,194,707	3,652,909
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,162,928	4,295,604	11,219,459	9,633,269
Administration charges	(679)	(27,696)	(2,022,154)	(70,551)
Contingent sales charges	(228)	(2,439)	(71,544)	(5,336)
Contract terminations	(66,917)	(181,900)	(29,540,387)	(495,651)
Death benefit payments	—	(187,581)	(5,294,890)	(95,152)
Flexible withdrawal option payments	(12,526)	(31,639)	(11,607,280)	(485,860)
Transfers to other contracts	(589,673)	(1,724,406)	(11,078,016)	(796,746)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	492,905	2,139,943	(48,394,812)	7,683,973
Total increase (decrease)	739,416	4,749,088	(200,105)	11,336,882
Net assets as of December 31, 2021	$1,261,500	$14,216,715	$414,419,215	$38,820,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Net assets as of January 1, 2020	$102,121,678	$8,927,893	$89,362,293	$15,671,496

Increase (decrease) in net assets
Operations:
Net investment income (loss)	883,410	147,554	362,258	117,530
Total realized gains (losses) on investments	720,844	202,437	1,786,903	347,506
Change in net unrealized appreciation (depreciation)
of investments	5,514,695	614,274	6,493,284	1,660,868
Net gains (losses) on investments	7,118,949	964,265	8,642,445	2,125,904
Net increase (decrease) in net assets resulting from operations	7,118,949	964,265	8,642,445	2,125,904
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,086,443	4,567,661	3,963,160	3,646,157
Administration charges	(290,311)	(28,781)	(7,586)	(51,526)
Contingent sales charges	(26,517)	(1,996)	(28,114)	(6,317)
Contract terminations	(5,929,445)	(199,966)	(6,699,300)	(625,902)
Death benefit payments	(858,063)	(225,159)	(826,951)	(7,021)
Flexible withdrawal option payments	(2,784,391)	(114,865)	(993,171)	(128,602)
Transfers to other contracts	(4,536,224)	(798,514)	(6,016,164)	(1,015,474)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,338,508)	3,198,380	(10,608,126)	1,811,315
Total increase (decrease)	(3,219,559)	4,162,645	(1,965,681)	3,937,219
Net assets as of December 31, 2020	98,902,119	13,090,538	87,396,612	19,608,715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	386,521	126,801	(209,411)	53,316
Total realized gains (losses) on investments	1,664,718	384,915	4,730,045	889,989
Change in net unrealized appreciation (depreciation)
of investments	5,706,477	607,749	8,727,794	2,755,447
Net gains (losses) on investments	7,757,716	1,119,465	13,248,428	3,698,752
Net increase (decrease) in net assets resulting from operations	7,757,716	1,119,465	13,248,428	3,698,752
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,945,762	5,123,158	2,198,174	7,850,143
Administration charges	(272,618)	(41,352)	(6,728)	(85,397)
Contingent sales charges	(21,468)	(2,992)	(24,943)	(11,332)
Contract terminations	(8,665,006)	(279,527)	(10,001,949)	(876,590)
Death benefit payments	(1,119,722)	(78,831)	(512,859)	(60,626)
Flexible withdrawal option payments	(2,613,147)	(188,025)	(1,180,142)	(223,688)
Transfers to other contracts	(2,617,631)	(2,154,309)	(3,655,501)	(237,146)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(11,363,830)	2,378,122	(13,183,948)	6,355,364
Total increase (decrease)	(3,606,114)	3,497,587	64,480	10,054,116
Net assets as of December 31, 2021	$95,296,005	$16,588,125	$87,461,092	$29,662,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Net assets as of January 1, 2020	$121,789,147	$16,832,897	$53,899,787	$9,817,608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,549,246	351,921	145,542	81,033
Total realized gains (losses) on investments	237,246	359,518	1,035,044	386,927
Change in net unrealized appreciation (depreciation)
of investments	3,963,733	537,698	4,710,115	1,710,461
Net gains (losses) on investments	5,750,225	1,249,137	5,890,701	2,178,421
Net increase (decrease) in net assets resulting from operations	5,750,225	1,249,137	5,890,701	2,178,421
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,408,619	6,768,042	2,882,424	3,946,072
Administration charges	(154,407)	(50,933)	(6,538)	(24,485)
Contingent sales charges	(49,892)	(4,816)	(23,271)	(5,576)
Contract terminations	(11,160,553)	(412,795)	(5,470,879)	(324,401)
Death benefit payments	(1,737,243)	—	(390,230)	—
Flexible withdrawal option payments	(3,453,796)	(307,704)	(383,370)	(55,114)
Transfers to other contracts	(9,317,983)	(1,376,301)	(3,966,266)	(1,188,084)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,465,255)	4,615,493	(7,358,130)	2,348,412
Total increase (decrease)	(9,715,030)	5,864,630	(1,467,429)	4,526,833
Net assets as of December 31, 2020	112,074,117	22,697,527	52,432,358	14,344,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,001,754	432,985	(269,437)	2,440
Total realized gains (losses) on investments	1,636,240	681,474	2,684,359	808,965
Change in net unrealized appreciation (depreciation)
of investments	3,160,298	307,971	6,561,036	2,002,467
Net gains (losses) on investments	5,798,292	1,422,430	8,975,958	2,813,872
Net increase (decrease) in net assets resulting from operations	5,798,292	1,422,430	8,975,958	2,813,872
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,808,585	13,838,160	3,421,021	7,881,945
Administration charges	(134,850)	(80,360)	(5,975)	(34,957)
Contingent sales charges	(22,831)	(12,041)	(13,344)	(1,836)
Contract terminations	(10,023,065)	(1,032,615)	(4,911,695)	(279,876)
Death benefit payments	(1,267,270)	(439,047)	(113,992)	(96,199)
Flexible withdrawal option payments	(3,297,043)	(381,076)	(475,939)	(117,470)
Transfers to other contracts	(5,976,293)	(2,857,910)	(3,735,207)	(1,132,629)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,912,767)	9,035,111	(5,835,131)	6,218,978
Total increase (decrease)	(5,114,475)	10,457,541	3,140,827	9,032,850
Net assets as of December 31, 2021	$106,959,642	$33,155,068	$55,573,185	$23,377,291

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net assets as of January 1, 2020	$70,426,988	$94,321,287	$2,452,075	$25,128,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	518,148	(704,477)	(16,727)	(384,617)
Total realized gains (losses) on investments	(115,650)	5,665,015	170,356	3,942,467
Change in net unrealized appreciation (depreciation)
of investments	831,836	12,112,650	545,776	4,468,651
Net gains (losses) on investments	1,234,334	17,073,188	699,405	8,026,501
Net increase (decrease) in net assets resulting from operations	1,234,334	17,073,188	699,405	8,026,501
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	20,590,728	5,399,077	1,196,469	9,750,278
Administration charges	(209,314)	(60,691)	(6,752)	(24,856)
Contingent sales charges	(19,648)	(19,579)	(954)	(10,125)
Contract terminations	(4,551,225)	(7,903,426)	(86,446)	(2,012,279)
Death benefit payments	(660,081)	(879,171)	(6,484)	(178,017)
Flexible withdrawal option payments	(2,506,745)	(1,210,901)	(16,949)	(246,853)
Transfers to other contracts	(10,775,347)	(8,727,896)	(500,771)	(5,499,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,868,368	(13,402,587)	578,113	1,778,276
Total increase (decrease)	3,102,702	3,670,601	1,277,518	9,804,777
Net assets as of December 31, 2020	73,529,690	97,991,888	3,729,593	34,933,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97,189	(1,068,805)	(33,120)	(492,081)
Total realized gains (losses) on investments	384,830	7,827,813	392,659	8,233,793
Change in net unrealized appreciation (depreciation)
of investments	(1,884,009)	10,941,581	311,342	(1,991,142)
Net gains (losses) on investments	(1,401,990)	17,700,589	670,881	5,750,570
Net increase (decrease) in net assets resulting from operations	(1,401,990)	17,700,589	670,881	5,750,570
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,994,071	4,887,561	1,934,813	10,379,742
Administration charges	(188,897)	(56,598)	(10,917)	(43,852)
Contingent sales charges	(16,737)	(10,872)	(1,338)	(10,531)
Contract terminations	(6,921,668)	(8,296,751)	(115,441)	(2,782,446)
Death benefit payments	(1,509,523)	(1,025,407)	(74,867)	(861,337)
Flexible withdrawal option payments	(2,302,192)	(1,295,184)	(20,357)	(293,237)
Transfers to other contracts	(7,697,349)	(9,615,798)	(830,529)	(3,842,111)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,642,295)	(15,413,049)	881,364	2,546,228
Total increase (decrease)	(9,044,285)	2,287,540	1,552,245	8,296,798
Net assets as of December 31, 2021	$64,485,405	$100,279,428	$5,281,838	$43,230,327

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Net assets as of January 1, 2020	$26,161,281	$5,135,868	$661,321	$303,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366,903)	193,026	12,432	(2,866)
Total realized gains (losses) on investments	2,989,544	(281,824)	(32,865)	935
Change in net unrealized appreciation (depreciation)
of investments	3,555,423	(218,205)	57,857	24,659
Net gains (losses) on investments	6,178,064	(307,003)	37,424	22,728
Net increase (decrease) in net assets resulting from operations	6,178,064	(307,003)	37,424	22,728
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,312,258	735,382	120,847	107,323
Administration charges	(8,699)	(3,586)	—	(1,148)
Contingent sales charges	(12,234)	(1,115)	(115)	(226)
Contract terminations	(2,479,575)	(133,246)	(17,820)	(12,107)
Death benefit payments	(169,053)	—	(41,860)	—
Flexible withdrawal option payments	(208,090)	(23,538)	(6,680)	(882)
Transfers to other contracts	(3,647,571)	(2,360,105)	(135,855)	(21,109)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,212,964)	(1,786,208)	(81,483)	71,851
Total increase (decrease)	1,965,100	(2,093,211)	(44,059)	94,579
Net assets as of December 31, 2020	28,126,381	3,042,657	617,262	398,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(398,753)	(30,447)	1,745	(3,202)
Total realized gains (losses) on investments	3,530,126	(203,875)	(12,571)	22,986
Change in net unrealized appreciation (depreciation)
of investments	(119,333)	54,137	36,418	(18,644)
Net gains (losses) on investments	3,012,040	(180,185)	25,592	1,140
Net increase (decrease) in net assets resulting from operations	3,012,040	(180,185)	25,592	1,140
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,864,293	768,214	15,457	47,875
Administration charges	(7,545)	(4,843)	—	(1,393)
Contingent sales charges	(9,555)	(674)	77	(300)
Contract terminations	(3,409,253)	(122,545)	(17,402)	(32,791)
Death benefit payments	(131,637)	(64,971)	(3,039)	—
Flexible withdrawal option payments	(225,758)	(25,486)	(6,663)	(736)
Transfers to other contracts	(3,433,543)	(630,370)	(19,771)	(10,926)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,352,998)	(80,675)	(31,341)	1,729
Total increase (decrease)	(1,340,958)	(260,860)	(5,749)	2,869
Net assets as of December 31, 2021	$26,785,423	$2,781,797	$611,513	$401,354

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Net assets as of January 1, 2020	$624,179	$1,016,846	$294,919	$1,043,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,491	5,722	413	(1,801)
Total realized gains (losses) on investments	10,424	(17,994)	589	8,957
Change in net unrealized appreciation (depreciation)
of investments	96,223	61,687	15,522	26,042
Net gains (losses) on investments	111,138	49,415	16,524	33,198
Net increase (decrease) in net assets resulting from operations	111,138	49,415	16,524	33,198
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	362,507	336,029	38,561	147,468
Administration charges	(2,352)	(347)	(513)	(1,752)
Contingent sales charges	—	(15)	—	(7)
Contract terminations	—	(1,075)	—	(494)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	(7,652)	—	(1,760)
Transfers to other contracts	(85,439)	(348,730)	—	(526,351)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	274,716	(21,790)	38,048	(382,896)
Total increase (decrease)	385,854	27,625	54,572	(349,698)
Net assets as of December 31, 2020	1,010,033	1,044,471	349,491	693,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,350)	284	(254)	(3,336)
Total realized gains (losses) on investments	42,843	2,642	1,271	10,121
Change in net unrealized appreciation (depreciation)
of investments	135,052	95,866	34,060	114,058
Net gains (losses) on investments	174,545	98,792	35,077	120,843
Net increase (decrease) in net assets resulting from operations	174,545	98,792	35,077	120,843
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,307	952,205	835,140	633,680
Administration charges	(2,738)	(219)	(603)	(2,886)
Contingent sales charges	(2,808)	(94)	(3)	(564)
Contract terminations	(188,154)	(6,271)	(1,033)	(37,766)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(400)	(5,315)	(989)	(1,032)
Transfers to other contracts	(2,063)	(68)	(875)	(10,757)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,856)	940,238	831,637	580,675
Total increase (decrease)	171,689	1,039,030	866,714	701,518
Net assets as of December 31, 2021	$1,181,722	$2,083,501	$1,216,205	$1,395,333

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Net assets as of January 1, 2020	$237,263	$3,957,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,847	(22,510)
Total realized gains (losses) on investments	455	(208,463)
Change in net unrealized appreciation (depreciation)
of investments	25,816	894,908
Net gains (losses) on investments	28,118	663,935
Net increase (decrease) in net assets resulting from operations	28,118	663,935
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	60,034	553,489
Administration charges	(1,008)	(701)
Contingent sales charges	(2)	(1,543)
Contract terminations	(148)	(280,002)
Death benefit payments	—	(37,767)
Flexible withdrawal option payments	(659)	(19,995)
Transfers to other contracts	(232)	(583,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	57,985	(370,365)
Total increase (decrease)	86,103	293,570
Net assets as of December 31, 2020	323,366	4,250,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	335	(48,460)
Total realized gains (losses) on investments	1,261	323,073
Change in net unrealized appreciation (depreciation)
of investments	39,362	444,308
Net gains (losses) on investments	40,958	718,921
Net increase (decrease) in net assets resulting from operations	40,958	718,921
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	155,263	1,022,468
Administration charges	(1,406)	(1,219)
Contingent sales charges	—	(1,130)
Contract terminations	—	(486,939)
Death benefit payments	—	(6,264)
Flexible withdrawal option payments	(3,286)	(28,643)
Transfers to other contracts	(17)	(879,225)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	150,554	(380,952)
Total increase (decrease)	191,512	337,969
Net assets as of December 31, 2021	$514,878	$4,588,547

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2021, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (3)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (2)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (2)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account (7)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account (9)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I (10)
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2
Asset Allocation Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Trust Fund – Class 2 (13)
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
Washington Mutual Investors Fund – Class 2 (11)
Washington Mutual Investors Fund – Class 4 (12)
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III (14)
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (4)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II
Columbia Variable Portfolio:
Limited Duration Credit – Class 2
Small Cap Value – Class 2
Delaware VIP® Trust Series:
Small Cap Value – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust:(SM)
1290 VT Convertible Securities Portfolio – Class IB (5)
1290 VT GAMCO Small Company Value Portfolio – Class IB (5)
1290 VT Micro Cap Portfolio – Class IB (5)
1290 VT SmartBeta Equity Portfolio – Class IB (5)
1290 VT Socially Responsible Portfolio – Class IB (5)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (5)
Freedom 2030 – Service Class 2 (5)
Freedom 2040 – Service Class 2 (5)
Freedom 2050 – Service Class 2 (5)
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (4)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (5)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares (8)
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares (6) (15)
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares (16)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares (9)
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares (5)
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (4)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
Emerging Markets Bond Portfolio – Administrative Class (9)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (4)
Balanced ETF Portfolio Investor Class (4)
Conservative ETF Portfolio Investor Class (4)
Growth ETF Portfolio Investor Class (4)
Moderate Growth ETF Portfolio Investor Class (4)
VanEck VIP Global Resources Fund – Class S Shares (17)

(1)    Organized by Principal Life.
(2)    Commenced operations April 6, 2017.
(3)    Commenced operations May 26, 2017.
(4)    Commenced operations June 11, 2018.
(5)    Commenced operations June 7, 2019.
(6)    Commenced operations April 30, 2020.
(7)    Commenced operations June 8, 2020.
(8)    Commenced operations April 29, 2021.
(9)    Commenced operations June 7, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
(10) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(11) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(12) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(13) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(14) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(15) Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(16) Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(17) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

                Commenced operations date is the date the division became available to contractholders.

                During 2021, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2021	Delaware Limited Term Diversified Income Service Class	Lincoln Delaware Limited Term Diversified Income	$1,196,764
May 1, 2021	Invesco Value Opportunities Series I	Invesco American Value Series I	4,074,317
July 24, 2021	Lincoln Delaware Limited Term Diversified Income	Columbia Limited Duration Credit Class 2	1,230,974

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2021. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.50% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
During the year ended December 31, 2021, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. These fees are computed at an annual percentage rate of each division’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond	0.50	0.48	0.46	0.45	0.44
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets	1.10	1.05	1.00	0.95	0.90

	Net Assets
	(in millions)
	First $500	Over $500
Blue Chip	0.600%	0.550%
Principal Capital Appreciation	0.625	0.500
Short-Term Income	0.450	0.390

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

All Net Assets
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05
Diversified Balanced Volatility Control	0.12
Diversified Growth	0.05
Diversified Growth Managed Volatility	0.05
Diversified Growth Volatility Control	0.12
Diversified Income	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the divisions’ management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2021 through
December 31, 2021
Expiration
LargeCap Growth I	0.016%	April 30, 2022

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to division, acquired division fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2021 through December 31, 2021
	Class 1	Class 2	Class 3	Expiration
Blue Chip	N/A	N/A	1.05%	April 30, 2022
Diversified Balanced Managed Volatility	N/A	0.31%	N/A	April 30, 2022
International Emerging Markets	1.20%	N/A	N/A	April 30, 2022
LargeCap Growth I	0.69	N/A	N/A	April 30, 2022

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to division investments, acquired fund fees and expenses and tax reclaim recovery expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

From January 1, 2021 through
December 31, 2021
Diversified Income	0.31%

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2021:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$1,641,969	$1,689,906

AllianceBernstein Small/Mid Cap Value Class A	$1,780,614	$1,710,111

Alps/Red Rocks Global Opportunity Portfolio Class III	$621,626	$167,768

American Century VP Capital Appreciation Class I	$289,086	$511,582

American Century VP Disciplined Core Value Class I	$2,266,859	$1,669,874

American Century VP Inflation Protection Class II	$7,396,589	$8,310,353

American Century VP Mid Cap Value Class II	$799,771	$2,056,725

American Century VP Ultra Class I	$521,770	$1,151,845

American Century VP Ultra Class II	$3,224,125	$8,765,278

American Century VP Value Class II	$1,834,335	$2,508,101

American Funds Insurance Series Asset Allocation Fund Class 2	$1,385,228	$1,789,151

American Funds Insurance Series Asset Allocation Fund Class 4	$7,736,556	$926,693

American Funds Insurance Series Global Small Capitalization Fund Class 2	$256,113	$483,213

American Funds Insurance Series Global Small Capitalization Fund Class 4	$2,134,621	$657,808

American Funds Insurance Series High-Income Trust Class 2	$818,947	$643,606

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$1,889,651	$317,127

American Funds Insurance Series Managed Risk Growth Fund Class P2	$1,910,311	$286,589

American Funds Insurance Series Managed Risk International Fund Class P2	$142,092	$27,550

American Funds Insurance Series New World Fund Class 2	$541,362	$582,589

American Funds Insurance Series New World Fund Class 4	$3,146,973	$592,786

American Funds Insurance Series Washington Mutual Investors Class 2	$784,048	$1,014,171

American Funds Insurance Series Washington Mutual Investors Class 4	$2,620,184	$1,368,865

BlackRock 60/40 Target Allocation Class III	$5,242,867	$650,254

BlackRock Advantage SMID Cap Class III	$2,190,165	$678,853

BlackRock Global Allocation Class III	$3,275,311	$946,084

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Blue Chip Class 3	$7,126,531	$230,884

BNY Mellon IP MidCap Stock Service Shares	$234,670	$95,154

BNY Mellon IP Technology Growth Service Shares	$3,105,282	$3,654,752

Calvert EAFE International Index Class F	$1,217,218	$348,253

Calvert Investment Grade Bond Portfolio Class F	$2,333,101	$689,673

Calvert Russell 2000 Small Cap Index Class F	$2,712,283	$623,783

Calvert S&P MidCap 400 Index Class F	$2,560,058	$1,178,662

ClearBridge Small Cap Growth Class II	$3,499,557	$915,227

Columbia Limited Duration Credit Class 2	$3,328,066	$1,576,094

Columbia Small Cap Value Class 2	$1,570,085	$219,817

Core Plus Bond Class 1	$19,066,186	$24,161,887

Delaware Small Cap Value Service Class	$860,260	$932,052

Diversified Balanced Class 1	$2,509,159	$3,318,563

Diversified Balanced Class 2	$125,371,814	$173,659,686

Diversified Balanced Managed Volatility Class 2	$29,583,368	$41,088,082

Diversified Balanced Volatility Control Class 2	$44,884,532	$13,384,078

Diversified Growth Class 2	$432,026,709	$603,492,458

Diversified Growth Managed Volatility Class 2	$43,734,977	$67,497,822

Diversified Growth Volatility Control Class 2	$235,189,329	$68,741,774

Diversified Income Class 2	$96,386,409	$102,402,988

Diversified International Class 1	$6,189,386	$16,383,670

DWS Alternative Asset Allocation Class B	$54,579	$2,611

DWS Equity 500 Index Class B2	$189,422	$525,537

DWS Small Mid Cap Value Class B	$704,687	$408,648

EQ Convertible Securities Class IB	$1,134,263	$118,911

EQ GAMCO Small Company Value Class IB	$154,970	$44,090

EQ Micro Cap Class IB	$2,587,035	$1,212,935

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

EQ SmartBeta Equity Class IB	$78,638	$24,002

EQ Socially Responsible Class IB	$662,852	$187,119

Equity Income Class 1	$12,893,403	$47,610,154

Equity Income Class 2	$3,911,948	$1,127,063

Fidelity VIP Contrafund Service Class	$5,641,408	$5,719,082

Fidelity VIP Contrafund Service Class 2	$15,943,393	$11,589,552

Fidelity VIP Equity-Income Service Class 2	$5,068,356	$4,835,796

Fidelity VIP Freedom 2020 Service Class 2	$2,061,776	$53,681

Fidelity VIP Freedom 2030 Service Class 2	$1,957,798	$93,815

Fidelity VIP Freedom 2040 Service Class 2	$1,074,988	$30,265

Fidelity VIP Freedom 2050 Service Class 2	$1,312,906	$186,878

Fidelity VIP Government Money Market Initial Class	$9,844,434	$20,051,880

Fidelity VIP Government Money Market Service Class 2	$37,134,939	$31,993,216

Fidelity VIP Growth Service Class	$4,396,792	$2,773,131

Fidelity VIP Growth Service Class 2	$3,968,912	$3,208,641

Fidelity VIP Mid Cap Service Class	$132,787	$110,479

Fidelity VIP Mid Cap Service Class 2	$8,023,309	$5,942,269

Fidelity VIP Overseas Service Class 2	$4,250,450	$5,992,287

Franklin Global Real Estate VIP Class 2	$473,424	$173,196

Franklin Income VIP Class 4	$1,539,969	$116,655

Franklin Rising Dividends VIP Class 4	$2,388,972	$304,086

Franklin Small Cap Value VIP Class 2	$1,068,195	$1,419,572

Franklin U.S. Government Fund Class 2	$506,012	$346,925

Goldman Sachs VIT Mid Cap Value Institutional Shares	$2,166,508	$2,904,969

Goldman Sachs VIT Mid Cap Value Service Shares	$785,533	$164,709

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$444,540	$15,478

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,807,248	$1,438,913

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$737,738	$89,931

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Government & High Quality Bond Class 1	$10,782,111	$16,567,908

Guggenheim Floating Rate Strategies Series F	$1,348,205	$715,201

Guggenheim Investments Global Managed Futures Strategy	$29,249	$35,613

Guggenheim Investments Long Short Equity	$54,904	$9,803

Guggenheim Investments Multi-Hedge Strategies	$133,102	$47,974

International Emerging Markets Class 1	$5,050,324	$8,378,384

Invesco American Franchise Series I	$713,549	$1,023,195

Invesco American Value Series I	$4,253,638	$565,980

Invesco Balanced-Risk Allocation Series II	$346,545	$40,551

Invesco Core Equity Series I	$766,915	$2,149,970

Invesco Discovery Mid Cap Growth Series I	$175,446	$296,641

Invesco Health Care Series I	$1,197,221	$1,041,675

Invesco Health Care Series II	$3,959,657	$634,722

Invesco International Growth Series I	$863,090	$1,274,207

Invesco International Growth Series II	$966,096	$306,308

Invesco Main Street Small Cap Series II	$55,812	$96,971

Invesco Small Cap Equity Series I	$1,232,209	$1,975,375

Invesco Technology Series I	$557,794	$882,240

Janus Henderson Balanced Service Shares	$4,546,570	$123,035

Janus Henderson Enterprise Service Shares	$1,077,274	$1,508,243

Janus Henderson Flexible Bond Service Shares	$4,386,524	$2,033,989

Janus Henderson Global Technology and Innovation Service Shares	$5,715,455	$1,028,589

LargeCap Growth I Class 1	$30,813,265	$34,284,193

LargeCap S&P 500 Index Class 1	$16,689,681	$22,476,803

LargeCap S&P 500 Index Class 2	$19,035,701	$5,492,862

MFS International Intrinsic Value Service Class	$2,448,635	$1,715,614

MFS New Discovery Service Class	$4,000,872	$2,216,473

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

MFS Utilities Service Class	$2,989,878	$2,086,376

MFS Value Service Class	$407,604	$1,147,103

MidCap Class 1	$32,809,765	$60,718,930

MidCap Class 2	$9,300,456	$633,797

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$1,045,255	$791,737

Neuberger Berman AMT Sustainable Equity Class I	$355,346	$1,270,653

Neuberger Berman AMT Sustainable Equity Class S	$43,836	$7,068

PIMCO All Asset Administrative Class	$587,183	$483,974

PIMCO All Asset Advisor Class	$102,922	$6,309

PIMCO Commodity Real Return Strategy Class M	$349,123	$23,305

PIMCO Emerging Market Bond Administrative Class	$302,822	$2,143

PIMCO High Yield Administrative Class	$7,363,192	$4,376,668

PIMCO Low Duration Advisor Class	$2,280,074	$695,067

PIMCO Total Return Administrative Class	$10,605,650	$7,005,807

Principal Capital Appreciation Class 1	$7,798,413	$23,002,724

Principal Capital Appreciation Class 2	$4,466,391	$1,785,411

Principal LifeTime 2010 Class 1	$1,643,280	$3,322,959

Principal LifeTime 2020 Class 1	$7,858,572	$13,333,157

Principal LifeTime 2030 Class 1	$5,048,906	$10,364,857

Principal LifeTime 2040 Class 1	$1,374,493	$3,071,924

Principal LifeTime 2050 Class 1	$737,191	$2,091,326

Principal LifeTime Strategic Income Class 1	$1,098,814	$1,827,354

Real Estate Securities Class 1	$8,415,854	$12,314,635

Real Estate Securities Class 2	$3,634,564	$1,209,061

Rydex Basic Materials	$300,218	$31,387

Rydex Commodities Strategy	$1,162,928	$681,576

Rydex NASDAQ 100	$5,232,051	$2,255,950

SAM Balanced Portfolio Class 1	$26,295,594	$65,475,048

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

SAM Balanced Portfolio Class 2	$10,826,413	$2,237,381

SAM Conservative Balanced Portfolio Class 1	$6,958,145	$16,690,139

SAM Conservative Balanced Portfolio Class 2	$5,579,945	$2,873,334

SAM Conservative Growth Portfolio Class 1	$4,939,543	$16,626,059

SAM Conservative Growth Portfolio Class 2	$8,675,185	$1,720,624

SAM Flexible Income Portfolio Class 1	$13,972,408	$22,241,158

SAM Flexible Income Portfolio Class 2	$14,984,010	$5,041,777

SAM Strategic Growth Portfolio Class 1	$5,104,868	$10,041,940

SAM Strategic Growth Portfolio Class 2	$8,513,503	$1,827,596

Short-Term Income Class 1	$12,329,605	$19,567,899

SmallCap Class 1	$8,302,833	$21,684,477

SmallCap Class 2	$2,085,272	$1,093,567

T. Rowe Price Blue Chip Growth Portfolio II	$15,118,256	$8,325,595

T. Rowe Price Health Sciences Portfolio II	$4,562,148	$7,616,044

Templeton Global Bond VIP Class 4	$768,214	$879,336

Templeton Growth VIP Class 2	$22,629	$52,225

The Merger Fund	$66,469	$49,348

TOPS Aggressive Growth ETF Portfolio Investor Class	$197,939	$204,145

TOPS Balanced ETF Portfolio Investor Class	$962,632	$22,110

TOPS Conservative ETF Portfolio Investor Class	$843,543	$12,160

TOPS Growth ETF Portfolio Investor Class	$638,252	$60,913

TOPS Moderate Growth ETF Portfolio Investor Class	$158,677	$7,788

VanEck Global Resources Class S	$1,036,791	$1,466,203

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	8,011	21,648	(13,637)	9,658	32,281	(22,623)

AllianceBernstein Small/Mid Cap Value Class A	86,625	83,527	3,098	33,508	92,830	(59,322)

Alps/Red Rocks Global Opportunity Portfolio Class III	37,755	10,929	26,826	26,439	12,596	13,843

American Century VP Capital Appreciation Class I	2,594	19,383	(16,789)	12,046	29,941	(17,895)

American Century VP Disciplined Core Value Class I	15,894	48,442	(32,548)	16,724	43,411	(26,687)

American Century VP Inflation Protection Class II	471,946	534,027	(62,081)	567,816	611,743	(43,927)

American Century VP Mid Cap Value Class II	22,977	63,632	(40,655)	32,744	75,549	(42,805)

American Century VP Ultra Class I	4,849	24,007	(19,158)	25,451	42,951	(17,500)

American Century VP Ultra Class II	23,701	151,456	(127,755)	46,131	260,270	(214,139)

American Century VP Value Class II	104,676	78,848	25,828	85,425	120,491	(35,066)

American Funds Insurance Series Asset Allocation Fund Class 2	80,620	111,015	(30,395)	27,390	48,598	(21,208)

American Funds Insurance Series Asset Allocation Fund Class 4	512,541	57,732	454,809	167,082	85,403	81,679

American Funds Insurance Series Global Small Capitalization Fund Class 2	11,784	24,418	(12,634)	10,021	15,172	(5,151)

American Funds Insurance Series Global Small Capitalization Fund Class 4	130,014	38,688	91,326	72,490	33,861	38,629

American Funds Insurance Series High-Income Trust Class 2	58,276	48,136	10,140	13,491	14,241	(750)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	142,048	20,650	121,398	230,379	37,360	193,019

American Funds Insurance Series Managed Risk Growth Fund Class P2	103,405	14,404	89,001	146,842	68,395	78,447

American Funds Insurance Series Managed Risk International Fund Class P2	13,363	2,100	11,263	13,442	5,128	8,314

American Funds Insurance Series New World Fund Class 2	28,122	34,356	(6,234)	37,519	41,604	(4,085)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series New World Fund Class 4	210,313	38,765	171,548	125,510	48,540	76,970

American Funds Insurance Series Washington Mutual Investors Class 2	45,117	58,927	(13,810)	62,701	67,705	(5,004)

American Funds Insurance Series Washington Mutual Investors Class 4	178,522	86,867	91,655	247,136	117,243	129,893

BlackRock 60/40 Target Allocation Class III	341,010	44,271	296,739	61,548	10,642	50,906

BlackRock Advantage SMID Cap Class III	68,337	44,505	23,832	62,650	14,675	47,975

BlackRock Global Allocation Class III	189,112	66,741	122,371	39,453	53,018	(13,565)

Blue Chip Class 3	643,694	18,794	624,900	—	—	—

BNY Mellon IP MidCap Stock Service Shares	17,481	6,516	10,965	18,604	10,975	7,629

BNY Mellon IP Technology Growth Service Shares	17,966	48,849	(30,883)	35,885	61,044	(25,159)

Calvert EAFE International Index Class F	100,360	27,559	72,801	92,673	28,844	63,829

Calvert Investment Grade Bond Portfolio Class F	196,449	57,853	138,596	259,447	35,793	223,654

Calvert Russell 2000 Small Cap Index Class F	171,960	39,086	132,874	113,621	52,246	61,375

Calvert S&P MidCap 400 Index Class F	157,406	71,825	85,581	168,767	82,281	86,486

ClearBridge Small Cap Growth Class II	142,569	45,643	96,926	96,753	54,616	42,137

Columbia Limited Duration Credit Class 2	295,569	140,462	155,107	364,654	71,984	292,670

Columbia Small Cap Value Class 2	114,289	14,808	99,481	49,984	33,403	16,581

Core Plus Bond Class 1	753,295	1,277,945	(524,650)	1,109,823	1,123,337	(13,514)

Delaware Small Cap Value Service Class	44,166	47,492	(3,326)	19,404	32,807	(13,403)

Diversified Balanced Class 1	56,265	216,189	(159,924)	80,394	420,883	(340,489)

Diversified Balanced Class 2	2,815,051	7,664,402	(4,849,351)	2,424,260	8,260,341	(5,836,081)

Diversified Balanced Managed Volatility Class 2	1,500,128	2,529,578	(1,029,450)	1,064,647	1,699,330	(634,683)

Diversified Balanced Volatility Control Class 2	2,988,227	803,857	2,184,370	3,279,262	982,773	2,296,489

Diversified Growth Class 2	8,210,176	22,809,987	(14,599,811)	7,288,557	23,619,815	(16,331,258)

Diversified Growth Managed Volatility Class 2	1,803,083	3,773,728	(1,970,645)	1,623,057	2,568,202	(945,145)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified Growth Volatility Control Class 2	14,952,552	3,860,319	11,092,233	16,482,474	2,949,395	13,533,079

Diversified Income Class 2	5,459,973	6,246,968	(786,995)	6,485,892	5,245,756	1,240,136

Diversified International Class 1	170,730	499,353	(328,623)	216,449	691,041	(474,592)

DWS Alternative Asset Allocation Class B	4,474	152	4,322	436	178	258

DWS Equity 500 Index Class B2	1,295	24,199	(22,904)	14,065	17,407	(3,342)

DWS Small Mid Cap Value Class B	47,881	25,889	21,992	24,128	35,389	(11,261)

EQ Convertible Securities Class IB	55,999	7,269	48,730	12,092	86	12,006

EQ GAMCO Small Company Value Class IB	9,958	3,167	6,791	6,067	70	5,997

EQ Micro Cap Class IB	120,189	63,569	56,620	4,994	218	4,776

EQ SmartBeta Equity Class IB	3,744	1,584	2,160	24,233	3,531	20,702

EQ Socially Responsible Class IB	42,502	10,743	31,759	12,383	1,046	11,337

Equity Income Class 1	649,387	1,849,073	(1,199,686)	1,507,304	2,850,569	(1,343,265)

Equity Income Class 2	249,652	64,337	185,315	216,148	175,345	40,803

Fidelity VIP Contrafund Service Class	8,642	99,765	(91,123)	20,910	164,383	(143,473)

Fidelity VIP Contrafund Service Class 2	395,856	297,852	98,004	324,070	347,979	(23,909)

Fidelity VIP Equity-Income Service Class 2	41,654	152,136	(110,482)	92,250	188,406	(96,156)

Fidelity VIP Freedom 2020 Service Class 2	155,923	3,156	152,767	34,227	7,916	26,311

Fidelity VIP Freedom 2030 Service Class 2	137,264	5,776	131,488	73,848	8,941	64,907

Fidelity VIP Freedom 2040 Service Class 2	67,233	1,063	66,170	42,686	809	41,877

Fidelity VIP Freedom 2050 Service Class 2	86,303	13,199	73,104	42,304	24,416	17,888

Fidelity VIP Government Money Market Initial Class	2,406,068	3,403,283	(997,215)	5,356,590	4,066,148	1,290,442

Fidelity VIP Government Money Market Service Class 2	3,736,665	3,206,784	529,881	2,371,573	1,806,606	564,967

Fidelity VIP Growth Service Class	8,054	60,519	(52,465)	30,273	85,832	(55,559)

Fidelity VIP Growth Service Class 2	12,343	53,288	(40,945)	32,720	78,364	(45,644)

Fidelity VIP Mid Cap Service Class	6,083	6,083	—	—	1	(1)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Mid Cap Service Class 2	160,568	187,784	(27,216)	192,657	239,040	(46,383)

Fidelity VIP Overseas Service Class 2	155,829	257,116	(101,287)	134,283	215,137	(80,854)

Franklin Global Real Estate VIP Class 2	34,075	12,652	21,423	30,672	15,881	14,791

Franklin Income VIP Class 4	119,594	8,009	111,585	99,680	33,482	66,198

Franklin Rising Dividends VIP Class 4	134,153	14,630	119,523	127,492	63,594	63,898

Franklin Small Cap Value VIP Class 2	28,466	42,997	(14,531)	19,674	45,956	(26,282)

Franklin U.S. Government Fund Class 2	43,407	32,000	11,407	235,238	38,848	196,390

Goldman Sachs VIT Mid Cap Value Institutional Shares	11,481	72,509	(61,028)	37,791	61,947	(24,156)

Goldman Sachs VIT Mid Cap Value Service Shares	30,011	10,130	19,881	41,093	21,025	20,068

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	39,549	1,076	38,473	36,152	27,416	8,736

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	14,025	41,441	(27,416)	21,681	43,494	(21,813)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	32,954	5,303	27,651	8,717	8,016	701

Government & High Quality Bond Class 1	903,569	1,520,686	(617,117)	1,765,882	1,751,446	14,436

Guggenheim Floating Rate Strategies Series F	120,055	63,073	56,982	35,915	63,575	(27,660)

Guggenheim Investments Global Managed Futures Strategy	2,672	3,804	(1,132)	11,864	11,454	410

Guggenheim Investments Long Short Equity	4,768	627	4,141	6,809	1,330	5,479

Guggenheim Investments Multi-Hedge Strategies	10,311	3,601	6,710	23,540	23,666	(126)

International Emerging Markets Class 1	140,554	209,300	(68,746)	129,396	310,234	(180,838)

Invesco American Franchise Series I	2,220	25,744	(23,524)	12,712	28,152	(15,440)

Invesco American Value Series I	426,759	52,543	374,216	—	—	—

Invesco Balanced-Risk Allocation Series II	23,481	2,617	20,864	15,491	8,248	7,243

Invesco Core Equity Series I	12,969	74,254	(61,285)	20,749	90,658	(69,909)

Invesco Discovery Mid Cap Growth Series I	3,408	16,849	(13,441)	103,822	25,953	77,869

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco Health Care Series I	14,282	29,401	(15,119)	21,114	45,132	(24,018)

Invesco Health Care Series II	195,769	36,977	158,792	154,351	34,929	119,422

Invesco International Growth Series I	22,207	75,072	(52,865)	42,865	118,633	(75,768)

Invesco International Growth Series II	57,846	21,055	36,791	57,055	14,395	42,660

Invesco Main Street Small Cap Series II	1,042	3,988	(2,946)	1,960	5,289	(3,329)

Invesco Small Cap Equity Series I	21,382	47,179	(25,797)	21,459	70,094	(48,635)

Invesco Technology Series I	8,461	32,238	(23,777)	26,678	49,717	(23,039)

Janus Henderson Balanced Service Shares	429,008	10,590	418,418	—	—	—

Janus Henderson Enterprise Service Shares	3,409	38,972	(35,563)	7,959	60,173	(52,214)

Janus Henderson Flexible Bond Service Shares	348,443	169,428	179,015	694,460	360,464	333,996

Janus Henderson Global Technology and Innovation Service Shares	258,044	50,616	207,428	190,858	31,424	159,434

LargeCap Growth I Class 1	309,262	614,486	(305,224)	751,842	1,251,842	(500,000)

LargeCap S&P 500 Index Class 1	400,533	1,088,700	(688,167)	1,075,460	1,422,993	(347,533)

LargeCap S&P 500 Index Class 2	945,257	325,302	619,955	921,099	277,154	643,945

MFS International Intrinsic Value Service Class	148,239	99,081	49,158	184,901	142,329	42,572

MFS New Discovery Service Class	114,902	93,304	21,598	201,627	146,367	55,260

MFS Utilities Service Class	134,090	73,078	61,012	124,710	148,036	(23,326)

MFS Value Service Class	7,084	29,862	(22,778)	22,001	56,561	(34,560)

MidCap Class 1	72,884	378,687	(305,803)	136,753	561,853	(425,100)

MidCap Class 2	654,307	43,588	610,719	328,917	23,663	305,254

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	25,961	36,053	(10,092)	43,364	62,846	(19,482)

Neuberger Berman AMT Sustainable Equity Class I	4,963	29,681	(24,718)	6,351	40,537	(34,186)

Neuberger Berman AMT Sustainable Equity Class S	2,846	454	2,392	2,557	155	2,402

PIMCO All Asset Administrative Class	17,379	23,293	(5,914)	8,983	34,959	(25,976)

PIMCO All Asset Advisor Class	6,319	356	5,963	8,637	4,492	4,145

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

PIMCO Commodity Real Return Strategy Class M	31,831	1,897	29,934	2,877	624	2,253

PIMCO Emerging Market Bond Administrative Class	30,021	167	29,854	—	—	—

PIMCO High Yield Administrative Class	494,272	258,126	236,146	354,351	329,744	24,607

PIMCO Low Duration Advisor Class	215,360	63,257	152,103	264,649	90,726	173,923

PIMCO Total Return Administrative Class	740,366	520,759	219,607	1,107,414	717,654	389,760

Principal Capital Appreciation Class 1	105,475	738,320	(632,845)	161,900	864,458	(702,558)

Principal Capital Appreciation Class 2	239,436	107,158	132,278	225,349	90,247	135,102

Principal LifeTime 2010 Class 1	29,342	152,456	(123,114)	16,907	138,377	(121,470)

Principal LifeTime 2020 Class 1	98,911	509,559	(410,648)	123,415	655,758	(532,343)

Principal LifeTime 2030 Class 1	91,735	368,246	(276,511)	67,807	287,044	(219,237)

Principal LifeTime 2040 Class 1	22,061	101,444	(79,383)	31,006	85,507	(54,501)

Principal LifeTime 2050 Class 1	8,502	69,380	(60,878)	15,346	90,689	(75,343)

Principal LifeTime Strategic Income Class 1	30,127	95,588	(65,461)	112,296	201,006	(88,710)

Real Estate Securities Class 1	74,118	152,644	(78,526)	102,183	254,966	(152,783)

Real Estate Securities Class 2	195,615	74,042	121,573	228,066	145,411	82,655

Rydex Basic Materials	19,607	1,708	17,899	7,764	28,017	(20,253)

Rydex Commodities Strategy	162,811	100,311	62,500	37,023	9,989	27,034

Rydex NASDAQ 100	212,137	105,509	106,628	338,277	62,921	275,356

SAM Balanced Portfolio Class 1	594,323	2,799,703	(2,205,380)	630,103	3,427,410	(2,797,307)

SAM Balanced Portfolio Class 2	712,280	142,510	569,770	554,965	345,326	209,639

SAM Conservative Balanced Portfolio Class 1	205,587	797,133	(591,546)	242,722	869,245	(626,523)

SAM Conservative Balanced Portfolio Class 2	406,229	216,498	189,731	405,911	125,051	280,860

SAM Conservative Growth Portfolio Class 1	96,634	678,660	(582,026)	222,731	809,490	(586,759)

SAM Conservative Growth Portfolio Class 2	555,163	104,022	451,141	325,731	151,974	173,757

SAM Flexible Income Portfolio Class 1	546,510	1,157,181	(610,671)	643,836	1,606,003	(962,167)

SAM Flexible Income Portfolio Class 2	1,134,006	390,902	743,104	615,017	198,793	416,224

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

SAM Strategic Growth Portfolio Class 1	145,686	401,805	(256,119)	166,203	581,377	(415,174)

SAM Strategic Growth Portfolio Class 2	527,350	113,314	414,036	374,410	130,653	243,757

Short-Term Income Class 1	910,866	1,538,064	(627,198)	1,706,881	1,568,508	138,373

SmallCap Class 1	198,666	550,801	(352,135)	390,055	827,161	(437,106)

SmallCap Class 2	125,697	68,111	57,586	115,537	56,905	58,632

T. Rowe Price Blue Chip Growth Portfolio II	540,021	192,860	347,161	560,815	236,087	324,728

T. Rowe Price Health Sciences Portfolio II	31,063	78,565	(47,502)	32,323	92,696	(60,373)

Templeton Global Bond VIP Class 4	85,987	96,245	(10,258)	78,828	274,968	(196,140)

Templeton Growth VIP Class 2	599	1,751	(1,152)	6,332	9,353	(3,021)

The Merger Fund	4,012	3,847	165	9,633	3,219	6,414

TOPS Aggressive Growth ETF Portfolio Investor Class	14,483	15,311	(828)	34,889	8,443	26,446

TOPS Balanced ETF Portfolio Investor Class	77,248	972	76,276	31,696	35,740	(4,044)

TOPS Conservative ETF Portfolio Investor Class	71,711	300	71,411	3,553	49	3,504

TOPS Growth ETF Portfolio Investor Class	47,904	4,223	43,681	13,728	52,597	(38,869)

TOPS Moderate Growth ETF Portfolio Investor Class	12,038	370	11,668	5,615	199	5,416

VanEck Global Resources Class S	91,988	129,859	(37,871)	83,617	122,397	(38,780)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2021, 2020, 2019, 2018 and 2017 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein Small Cap Growth Class A:
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40%	to	2.00%	32.30%	to	31.47%

AllianceBernstein Small/Mid Cap Value Class A:
2021	259	$21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30%	to	2.00%	11.69%	to	10.89%

Alps/Red Rocks Global Opportunity Portfolio Class III:
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00%	to	1.40%	16.50%	to	23.25%

American Century VP Capital Appreciation Class I:
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.4	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40%	to	2.00%	20.09%	to	19.41%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

American Century VP Disciplined Core Value Class I:
2021 (12)	334	$35.75		to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16		to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	*	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40		to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18		to	$19.67	$11,044	2.34%	0.85%	to	1.90%	19.48%	to	18.21%

American Century VP Inflation Protection Class II:
2021	2,308	$12.18		to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55		to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62		to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83		to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13		to	$12.25	$42,539	2.56%	1.00%	to	2.00%	1.40%	to	1.66%

American Century VP Mid Cap Value Class II:
2021	257	$32.87		to	$30.4	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07		to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13		to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.3		to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%
2017	407	$24.8		to	$23.59	$9,988	1.39%	1.30%	to	2.00%	10.03%	to	9.26%

American Century VP Ultra Class I:
2021	91	$52.62		to	$46.5	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29		to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27		to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03		to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15		to	$20.05	$3,782	0.36%	1.30%	to	1.90%	30.52%	to	29.77%

American Century VP Ultra Class II:
2021	439	$60.79		to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12		to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99		to	$31	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64		to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84		to	$23.85	$33,153	0.25%	1.40%	to	2.00%	30.18%	to	29.41%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Value Class II:
2021	535	$14.24	to	$31.2	$15,467	1.59%	0.75%	to	1.90%	23.40%		to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	*	to	(1.08)%	*
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%		to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%		to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00%	to	1.90%	5.88%		to	6.53%

American Funds Insurance Series Asset Allocation Fund Class 2:
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%		to	12.77%
2020	178	$15.28	to	$14.8	$2,679	1.65%	1.30%	to	2.00%	10.97%		to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%		to	18.76%
2018	214	$11.51	to	$11.3	$2,447	2.06%	1.30%	to	2.00%	(5.81)%		to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30%	to	2.00%	14.74%		to	13.85%

American Funds Insurance Series Asset Allocation Fund Class 4:
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%		to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%		to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%		to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%		to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00%	to	1.40%	9.19%		to	14.38%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%		to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%		to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%		to	28.84%
2018	132	$11.2	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%		to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30%	to	2.00%	24.29%		to	23.42%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%		to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%		to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%		to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%		to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00%	to	1.40%	16.35%		to	23.87%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series High-Income Trust Class 2:
2021 (15)	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.4	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30%	to	1.90%	5.53%	to	4.93%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00%	to	1.40%	8.38%	to	13.21%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2021	330	$17.3	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00%	to	1.40%	14.96%	to	24.26%

American Funds Insurance Series Managed Risk International Fund Class P2:
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.3	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00%	to	1.40%	17.80%	to	26.84%

American Funds Insurance Series New World Fund Class 2:
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30%	to	2.00%	27.80%	to	26.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

American Funds Insurance Series New World Fund Class 4:
2021	438	$13.85	to	$15.23	$6,201	0.73%		0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%		0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.9	to	$12.14	$2,183	0.92%		0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%		0.75%	to	1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.3	$703	1.02%		1.00%	to	1.40%	16.62%	to	27.25%

American Funds Insurance Series Washington Mutual Investors Class 2:
2021 (13)	227	$18.89	to	$18.16	$4,240	1.44%		1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.5	$3,563	1.79%		1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%		1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%		1.30%	to	2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%		1.30%	to	2.00%	15.46%	to	14.72%
American Funds Insurance Series Washington Mutual Investors Class 4:
2021 (14)	776	$15.3	to	$18.91	$12,244	1.33%		0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%		0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%		0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%		0.75%	to	1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%		1.00%	to	1.40%	11.39%	to	15.09%

BlackRock 60/40 Target Allocation Class III:
2021	416			$14.43	$6,037	2.54%		0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%		0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%		0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.9	$553	1.02%		0.75%	to	2.00%	(4.70)%	to	(7.04)%
2017	25	$11	to	$10.65	$266	2.33%		1.00%	to	2.00%	9.67%	to	12.46%

BlackRock Advantage SMID Cap Class III:
2021 (16)	148	$16.01	to	$18.91	$2,453	1.28%		0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%		0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%		0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.3	$814	2.49%		0.75%	to	1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	2.43%	*	1.00%	to	1.40%	15.02%	to	12.25%

BlackRock Global Allocation Class III:
2021	300	$13.72	to	$13.54	$4,163	0.90%		0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%		0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%		0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%		0.75%	to	2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%		1.00%	to	2.00%	8.19%	to	11.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Blue Chip Class 3:
2021 (11)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%		to	11.21%

BNY Mellon IP MidCap Stock Service Shares:
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%		to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%		to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%		to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(13.46)%	*	to	(16.85)%	*
2017	14	$11.23	to	$11.93	$162	0.69%	1.00%	to	1.40%	11.41%		to	13.40%

BNY Mellon IP Technology Growth Service Shares:
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%		to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%		to	66.19%
2019	213	$41	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%		to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%		to	(3.22)%
2017	305	$34.03	to	$31.4	$10,254	—%	1.40%	to	2.00%	40.39%		to	39.56%
Calvert EAFE International Index Class F:
2021	263	$12	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%		to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%		to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%		to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%		to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00%	to	1.40%	15.60%		to	22.71%

Calvert Investment Grade Bond Portfolio Class F:
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%		to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%		to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%		to	6.64%
2018 (6)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%		to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%		to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%		to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%		to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%		to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00%	to	1.40%	12.39%		to	12.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Calvert S&P MidCap 400 Index Class F:
2021	548	$15.36		to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%		to	22.47%
2020	462	$12.46		to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%		to	11.51%
2019	376	$11.1		to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%		to	23.81%
2018	243	$8.91		to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%		to	(12.80)%
2017	162	$11.22		to	$13.2	$1,954	0.93%	1.00%	to	1.40%	11.31%		to	13.99%

ClearBridge Small Cap Growth Class II:
2021	296	$19.01		to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%		to	10.77%
2020	199	$17.05		to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%		to	40.88%
2019	157	$12.02		to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%		to	24.82%
2018	102	$9.57		to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%		to	1.74%
2017	31	$11.93		to	$12.04	$373	—%	1.00%	to	1.40%	18.24%		to	22.23%

Columbia Limited Duration Credit Class 2:
2021	486	$11.05		to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%		to	(2.86)%
2020	331	$11.23		to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%		to	3.46%
2019	39	$10.71		to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%		to	5.41%
2018	19	$10.04		to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%		to	(2.04)%
2017	21	$10.03		to	$9.81	$208	2.04%	1.00%	to	2.00%	0.30%		to	(0.20)%

Columbia Small Cap Value Class 2:
2021	211	$13.84		to	$17.5	$3,001	0.52%	0.75%	to	1.40%	27.79%		to	27.00%
2020	112	$10.83		to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%		to	7.07%
2019	95	$10.05		to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%		to	19.28%
2018	59	$8.37		to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%		to	(19.30)%
2017	38	$11.53		to	$13.37	$480	0.33%	1.00%	to	1.40%	14.05%		to	12.35%

Core Plus Bond Class 1:
2021	4,799	$3.53		to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%		to	(2.41)%
2020	5,323	$3.56	*	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	*	to	7.37%	*
2019	5,337	$3.26		to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%		to	7.65%
2018	5,240	$2.98		to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%		to	(3.41)%
2017	6,196	$3.04		to	$22.32	$131,734	2.86%	0.42%	to	2.00%	4.37%		to	2.76%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,							For the year ended December 31, except as noted
		Unit fair value											Total return (3)
		corresponding								Expense			corresponding
		to lowest					Net	Investment		ratio (2)			to lowest
	Units	to highest					assets	income		lowest to			to highest
Division	(000's)	expense ratio					(000's)	ratio (1)		highest			expense ratio

Delaware Small Cap Value Service Class:
2021	143	$20.67		to	$19.47		$2,932	0.63%		1.30%	to	2.00%	32.25%		to	31.38%
2020	147	$15.63		to	$14.82		$2,264	1.06%		1.30%	to	2.00%	(3.46)%		to	(4.08)%
2019	160	$16.19		to	$15.45		$2,563	0.78%		1.30%	to	2.00%	26.09%		to	25.20%
2018	170	$12.84		to	$12.34		$2,167	0.59%		1.30%	to	2.00%	(18.01)%		to	(18.66)%
2017	176	$15.66		to	$15.17		$2,726	0.66%		1.30%	to	2.00%	10.28%		to	9.61%

Diversified Balanced Class 1:
2021	1,611	$15.00		to	$14.01		$23,297	2.14%		0.46%	to	1.90%	10.60%		to	9.03%
2020	1,771	$13.57	*	to	$12.85	*	$23,344	2.30%		0.45%	to	1.90%	12.48%	*	to	10.78%	*
2019	2,112	$12.06		to	$11.6		$24,944	2.12%		0.46%	to	1.90%	17.93%		to	16.23%
2018	2,269	$10.23		to	$9.98		$22,898	2.73%		0.59%	to	1.90%	(3.55)%		to	(4.95)%
2017 (5)	2,579	$10.6		to	$10.5		$27,197	2.47%	*	0.53%	to	1.90%	—%		to	5.00%

Diversified Balanced Class 2:
2021	44,424	$14.46		to	$20.44		$963,138	1.88%		1.40%	to	2.00%	9.30%		to	8.61%
2020	49,273	$13.23		to	$18.82		$979,709	2.08%		1.40%	to	2.00%	11.05%		to	10.38%
2019	55,109	$18.1		to	$17.05		$988,423	1.81%		1.40%	to	2.00%	16.55%		to	15.91%
2018	62,817	$10.21		to	$14.71		$968,136	2.39%		1.40%	to	2.00%	(4.72)%		to	(5.34)%
2017	69,727	$10.72		to	$15.54		$1,131,092	1.38%	*	1.40%	to	2.00%	6.99%		to	9.28%
Diversified Balanced Managed Volatility Class 2:
2021	11,703	$13.8		to	$15.15		$184,037	1.72%		0.75%	to	2.00%	9.18%		to	7.75%
2020	12,733	$12.64		to	$14.06		$185,112	1.89%		0.75%	to	2.00%	11.17%		to	9.76%
2019	13,367	$11.37		to	$12.81		$176,258	1.61%		0.75%	to	2.00%	16.62%		to	15.20%
2018	14,217	$9.75		to	$11.12		$162,127	3.68%		0.75%	to	2.00%	(2.50)%		to	(5.12)%
2017	15,118	$10.71		to	$11.72		$181,077	1.29%		1.00%	to	2.00%	6.89%		to	8.72%

Diversified Balanced Volatility Control Class 2:
2021	17,008				$13.51		$229,833	1.32%				1.40%				8.51%
2020	14,823				$12.45		$184,530	1.56%				1.40%				7.33%
2019	12,527				$11.60		$145,328	0.95%				1.40%				13.84%
2018	6,572				$10.19		$66,956	0.77%				1.40%				(5.03)%
2017 (4)	3,405				$10.73		$36,539	—%				1.40%				7.09%

Diversified Growth Class 2:
2021	157,551	$15.61		to	$23.98		$3,973,661	1.74%		1.40%	to	2.00%	13.18%		to	12.53%
2020	172,151	$13.79		to	$21.31		$3,852,816	1.95%		1.40%	to	2.00%	12.17%		to	11.45%
2019	188,483	$12.30		to	$19.12		$3,772,917	1.74%		1.40%	to	2.00%	19.53%		to	18.83%
2018	207,515	$10.29		to	$16.09		$3,487,376	2.50%		1.40%	to	2.00%	(5.88)%		to	(6.40)%
2017	219,749	$10.93		to	$17.19		$3,946,890	1.36%		1.40%	to	2.00%	9.08%		to	11.91%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Diversified Growth Managed Volatility Class 2:
2021	22,587	$14.53		to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%		to	11.50%
2020	24,558	$12.88		to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%		to	10.81%
2019	25,503	$11.48		to	$13.5	$353,685	1.54%	0.75%	to	2.00%	19.33%		to	17.80%
2018	27,701	$9.62		to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%		to	(5.99)%
2017	28,510	$10.89		to	$12.19	$354,954	1.24%	1.00%	to	2.00%	8.68%		to	11.12%

Diversified Growth Volatility Control Class 2:
2021	88,928				$14.36	$1,277,225	1.20%			1.40%				12.28%
2020	77,836				$12.79	$995,441	1.54%			1.40%				7.48%
2019	64,303				$11.90	$765,294	0.97%			1.40%				15.87%
2018	37,493				$10.27	$384,857	0.75%			1.40%				(5.87)%
2017 (4)	15,735				$10.91	$171,699	—%			1.40%				8.77%

Diversified Income Class 2:
2021	21,020	$13.33		to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%		to	4.79%
2020	21,807	$12.64		to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%		to	9.12%
2019	20,567	$11.52		to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%		to	12.87%
2018	19,716	$10.15		to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%		to	(4.37)%
2017	20,774	$10.54		to	$12.59	$268,177	1.38%	1.40%	to	2.00%	5.19%		to	6.69%

Diversified International Class 1:
2021	3,079	$5.17		to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%		to	7.58%
2020	3,407	$4.73	*	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	*	to	13.85%	*
2019	3,882	$4.09		to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%		to	20.25%
2018	4,206	$3.35		to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%		to	(19.17)%
2017	4,720	$4.08		to	$30.3	$131,186	1.81%	0.43%	to	2.00%	28.52%		to	26.51%

DWS Alternative Asset Allocation Class B:
2021	9	$12.49		to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%		to	10.72%
2020	5	$11.2		to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%		to	3.92%
2019	4	$10.72		to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%		to	12.67%
2018	4	$9.44		to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%		to	(10.62)%
2017	4	$10.41		to	$9.89	$40	2.10%	1.00%	to	1.40%	4.00%		to	5.55%

DWS Equity 500 Index Class B2:
2021	148	$18.27		to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%		to	26.06%
2020	171	$14.4		to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%		to	16.05%
2019	175	$12.33		to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%		to	28.77%
2018	149	$9.51		to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%		to	(6.31)%
2017	103	$11.39		to	$13.32	$1,324	1.21%	1.00%	to	1.40%	13.67%		to	19.35%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

DWS Small Mid Cap Value Class B:
2021	129	$12.96	to	$16.58		$1,968	0.80%	0.75%	to	2.00%	29.08%		to	27.44%
2020	107	$10.04	to	$13.01		$1,307	1.21%	0.75%	to	2.00%	(1.86)%		to	(3.06)%
2019	118	$10.23	to	$13.42		$1,469	0.36%	0.75%	to	2.00%	20.07%		to	18.55%
2018	100	$8.52	to	$11.32		$1,084	0.99%	0.75%	to	2.00%	(15.22)%		to	(17.97)%
2017	92	$10.81	to	$13.8		$1,242	0.36%	1.00%	to	2.00%	7.24%		to	7.98%

EQ Convertible Securities Class IB:
2021	61	$15.13	to	$14.65		$916	18.41%	0.75%	to	2.00%	0.27%		to	(0.95)%
2020	12	$15.09	to	$14.79		$181	3.60%	0.75%	to	2.00%	38.06%		to	36.31%
2019 (7)	—	$10.93	to	$10.85		$—	—%	0.75%	to	2.00%	9.30%		to	8.50%

EQ GAMCO Small Company Value Class IB:
2021	18	$14.64	to	$14.18		$262	0.81%	0.75%	to	2.00%	24.17%		to	22.66%
2020	11	$11.79	to	$11.56		$131	1.15%	0.75%	to	2.00%	8.46%		to	7.04%
2019 (7)	5	$10.87	to	$10.8		$55	1.76%	0.75%	to	2.00%	8.70%		to	8.00%

EQ Micro Cap Class IB:
2021	62	$17.96	to	$17.39		$1,111	—%	0.75%	to	2.00%	10.12%		to	8.76%
2020	6	$16.31	to	$15.99		$93	0.11%	0.75%	to	2.00%	49.09%		to	47.24%
2019 (7)	1	$10.94	to	$10.86		$10	0.27%	0.75%	to	2.00%	9.40%		to	8.60%

EQ SmartBeta Equity Class IB:
2021	29	$14.6	to	$14.14		$417	1.35%	0.75%	to	2.00%	22.07%		to	20.65%
2020	26	$11.96	to	$11.72		$316	0.72%	0.75%	to	2.00%	10.13%		to	8.72%
2019 (7)	6	$10.86	to	$10.78		$62	3.05%	0.75%	to	2.00%	8.60%		to	7.80%

EQ Socially Responsible Class IB:
2021	45	$17.31	to	$16.76		$760	0.62%	0.75%	to	2.00%	29.37%		to	27.74%
2020	13	$13.38	to	$13.12		$170	1.61%	0.75%	to	2.00%	19.04%		to	17.56%
2019 (7)	1	$11.24	to	$11.16		$17	1.95%	0.75%	to	2.00%	12.40%		to	11.60%

Equity Income Class 1:
2021	9,091	$115.63	to	$26.65		$221,633	1.97%	0.45%	to	2.00%	21.88%		to	20.05%
2020	10,278	$3.37	to	$22.20	*	$215,748	2.02%	0.48%	to	2.00%	5.99%	*	to	4.32%	*
2019	11,634	$89.57	to	$21.28		$229,475	1.88%	0.56%	to	2.00%	28.47%		to	26.52%
2018	13,701	$69.72	to	$16.82		$215,812	1.73%	0.09%	to	2.00%	—%		to	(6.92)%
2017	10,292	$2.61	to	$18.07		$197,554	2.21%	0.44%	to	2.00%	20.57%		to	18.73%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Equity Income Class 2:
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	201	$11.5	to	$13.1	$2,508	2.21%	1.00%	to	1.40%	14.66%	to	19.09%

Fidelity VIP Contrafund Service Class:
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30%	to	1.90%	20.20%	to	19.44%

Fidelity VIP Contrafund Service Class 2:
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00%	to	2.00%	12.35%	to	19.20%

Fidelity VIP Equity-Income Service Class 2:
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30%	to	2.00%	11.20%	to	10.41%

Fidelity VIP Freedom 2020 Service Class 2:
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (7)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (7)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Freedom 2040 Service Class 2:
2021	173	$15.28		to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%		to	15.88%
2020	107	$13.1		to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%		to	17.38%
2019 (7)	65	$11.09		to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%		to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2021	107	$15.29		to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%		to	15.87%
2020	34	$13.11		to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%		to	17.36%
2019 (7)	16	$11.1		to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%		to	10.60%

Fidelity VIP Government Money Market Initial Class:
2021	8,089	$1.02		to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%		to	(1.89)%
2020	9,086	$1.03	*	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	*	to	(1.76)%	*
2019	7,795	$1.03		to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%		to	—%
2018	8,644	$1.01		to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%		to	(0.31)%
2017	7,283	$1.00		to	$9.71	$34,519	0.66%	0.42%	to	2.00%	0.21%		to	(1.32)%

Fidelity VIP Government Money Market Service Class 2:
2021	1,975	$10.03		to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%		to	(1.32)%
2020	1,445	$10.10		to	$9.7	$14,427	0.19%	0.75%	to	1.40%	(0.59)%		to	(1.20)%
2019	880	$10.16		to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%		to	0.40%
2018	768	$10.05		to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%		to	(0.10)%
2017	310	$9.96		to	$9.94	$3,084	0.42%	1.00%	to	1.40%	(0.40)%		to	(0.60)%

Fidelity VIP Growth Service Class:
2021	437	$46.08		to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%		to	20.77%
2020	489	$37.92		to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%		to	41.04%
2019	545	$26.73		to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%		to	31.66%
2018	644	$20.18		to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%		to	(2.16)%
2017	730	$20.50		to	$18.50	$14,958	0.12%	1.30%	to	1.90%	33.29%		to	32.43%

Fidelity VIP Growth Service Class 2:
2021	260	$61.43		to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%		to	20.48%
2020	301	$50.68		to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%		to	40.70%
2019	346	$35.81		to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%		to	31.34%
2018	383	$27.1		to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%		to	(2.43)%
2017	421	$27.61		to	$25.48	$11,548	0.08%	1.40%	to	2.00%	33.00%		to	32.16%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Mid Cap Service Class:
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%
2017	49			$13.81	$674	0.62%			0.95%			19.57%

Fidelity VIP Mid Cap Service Class 2:
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00%	to	2.00%	14.58%	to	18.15%

Fidelity VIP Overseas Service Class 2:
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.3	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00%	to	2.00%	18.92%	to	27.45%
Franklin Global Real Estate VIP Class 2:
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00%	to	2.00%	6.57%	to	8.30%

Franklin Income VIP Class 4:
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (6)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00%	to	1.40%	14.46%	to	18.82%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin Small Cap Value VIP Class 2:
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.2	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30%	to	2.00%	9.24%	to	8.49%

Franklin U.S. Government Fund Class 2:
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (7)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.6	$13,514	0.71%	1.30%	to	2.00%	9.62%	to	8.90%

Goldman Sachs VIT Mid Cap Value Service Shares:
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00%	to	1.40%	6.55%	to	9.30%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00%	to	1.40%	2.00%	to	3.90%
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30%	to	2.00%	10.14%	to	9.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value										Total return (3)
		corresponding							Expense			corresponding
		to lowest				Net	Investment		ratio (2)			to lowest
	Units	to highest				assets	income		lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)		highest			expense ratio

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2021	81	$14.41		to	$19.50	$1,225	0.29%		0.75%	to	1.40%	22.53%		to	21.80%
2020	53	$11.76		to	$16.01	$673	—%		0.75%	to	1.40%	7.59%		to	6.88%
2019	52	$10.93		to	$14.98	$627	0.27%		0.75%	to	1.40%	23.64%		to	22.79%
2018	33	$8.84		to	$12.20	$337	0.28%		0.75%	to	1.40%	(11.95)%		to	(10.10)%
2017	15	$11.29		to	$13.57	$187	0.41%		1.00%	to	1.40%	11.67%		to	9.61%

Government & High Quality Bond Class 1:
2021	6,567	$3.08		to	$11.55	$73,054	2.25%		0.45%	to	2.00%	(1.74)%		to	(3.27)%
2020	7,184	$3.14	*	to	$11.94	$81,574	2.57%		0.41%	to	2.00%	2.44%	*	to	0.84%	*
2019	7,169	$3.06		to	$11.84	$81,190	2.72%		0.40%	to	2.00%	6.01%		to	4.32%
2018	7,616	$2.89	*	to	$11.35	$83,790	3.77%		0.39%	to	2.00%	0.49%		to	(1.05)%
2017	9,071	$2.88		to	$11.47	$98,248	3.95%	*	0.42%	to	2.00%	1.45%		to	(0.17)%

Guggenheim Floating Rate Strategies Series F:
2021	325	$10.52		to	$10.55	$3,509	2.45%		0.75%	to	2.00%	1.74%		to	0.48%
2020	268	$10.34		to	$10.50	$2,876	5.91%		0.75%	to	2.00%	(0.67)%		to	(1.96)%
2019	295	$10.41		to	$10.71	$3,213	4.81%		0.75%	to	2.00%	6.77%		to	5.52%
2018	333	$9.75		to	$10.15	$3,431	2.63%		0.75%	to	2.00%	(2.50)%		to	(2.78)%
2017	172	$10.17		to	$10.44	$1,825	2.85%		1.00%	to	2.00%	1.70%		to	1.36%

Guggenheim Investments Global Managed Futures Strategy:
2021	19	$9.95		to	$8.05	$181	—%		0.75%	to	2.00%	0.20%		to	(1.11)%
2020	20	$9.93		to	$8.14	$187	3.99%		0.75%	to	2.00%	1.74%		to	0.62%
2019	19	$9.76		to	$8.09	$178	0.98%		0.75%	to	2.00%	7.37%		to	6.03%
2018	21	$9.09		to	$7.63	$182	—%		0.75%	to	2.00%	(8.83)%		to	(10.86)%
2017	13	$10.60		to	$8.56	$118	1.54%		1.00%	to	2.00%	5.79%		to	6.60%

Guggenheim Investments Long Short Equity:
2021	24	$12.32		to	$12.04	$305	0.64%		0.75%	to	2.00%	22.83%		to	21.25%
2020	20	$10.03		to	$9.93	$207	0.92%		0.75%	to	2.00%	4.15%		to	2.90%
2019	15	$9.63		to	$9.65	$144	0.61%		0.75%	to	2.00%	4.79%		to	3.43%
2018	21	$9.19		to	$9.33	$203	—%		0.75%	to	2.00%	(7.64)%		to	(14.64)%
2017	12	$11.54		to	$10.93	$141	0.36%		1.00%	to	2.00%	15.05%		to	12.56%
Guggenheim Investments Multi-Hedge Strategies:
2021	63	$11.62		to	$10.54	$711	—%		0.75%	to	2.00%	7.29%		to	5.93%
2020	57	$10.83		to	$9.95	$594	1.36%		0.75%	to	2.00%	6.59%		to	5.29%
2019	57	$10.16		to	$9.45	$559	2.35%		0.75%	to	2.00%	4.21%		to	2.94%
2018	57	$9.75		to	$9.18	$539	—%		0.75%	to	2.00%	(2.11)%		to	(6.99)%
2017	53	$10.29		to	$9.87	$537	—%		1.00%	to	2.00%	2.80%		to	1.65%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

International Emerging Markets Class 1:
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%		to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	*	to	16.85%	*
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%		to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%		to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42%	to	2.00%	40.25%		to	38.07%

Invesco American Franchise Series I:
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%		to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%		to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%		to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%		to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30%	to	1.90%	25.67%		to	24.97%

Invesco American Value Series I:
2021 (10)	374	$10.45	to	$10.4	$3,909	0.58%	1.40%	to	2.00%	4.50%		to	4.00%

Invesco Balanced-Risk Allocation Series II:
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%		to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%		to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%		to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%		to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00%	to	1.40%	6.09%		to	8.33%

Invesco Core Equity Series I:
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%		to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%		to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%		to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%		to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30%	to	1.90%	11.77%		to	11.02%
Invesco Discovery Mid Cap Growth Series I:
2021 (17)	64	$17.48	to	$17.3	$1,126	—%	1.30%	to	1.90%	17.55%		to	16.81%
2020 (8)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%		to	46.49%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Health Care Series I:
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%
2017	353	$22.9	to	$11.04	$7,458	0.36%	1.30%	to	2.00%	14.33%	to	13.58%

Invesco Health Care Series II:
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.4	$1,028	0.09%	1.00%	to	1.40%	6.10%	to	13.91%

Invesco International Growth Series I:
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.1	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40%	to	2.00%	21.35%	to	20.58%

Invesco International Growth Series II:
2021	228	$12.95	to	$13.5	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.6	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00%	to	1.40%	13.21%	to	21.04%

Invesco Main Street Small Cap Series II:
2021 (18)	20	$24.11	to	$22.9	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30%	to	1.90%	12.42%	to	11.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

Invesco Small Cap Equity Series I:
2021	163	$41.81	to	$37.36	$6,720	0.16%		1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%		1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%		1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%		1.30%	to	2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%		1.30%	to	2.00%	12.59%	to	11.78%

Invesco Technology Series I:
2021	135	$27.14	to	$23.98	$3,677	—%		1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%		1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.9	$3,038	—%		1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%		1.30%	to	1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%		1.30%	to	1.90%	33.44%	to	32.56%

Janus Henderson Balanced Service Shares:
2021 (11)	418	$10.95	to	$10.91	$4,581	0.75%		0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Enterprise Service Shares:
2021	278	$37.24	to	$32.81	$10,355	0.24%		1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%		1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%		1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.5	$8,592	0.13%		1.30%	to	1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%		1.30%	to	1.90%	25.46%	to	24.70%

Janus Henderson Flexible Bond Service Shares:
2021	803	$11.71	to	$10.84	$9,275	2.33%		0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%		0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%		0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%		0.75%	to	2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%		1.00%	to	2.00%	1.30%	to	1.32%

Janus Henderson Global Technology and Innovation Service Shares:
2021	397	$20.38	to	$20.05	$8,082	0.62%		0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	*	0.75%	to	1.40%	49.57%	to	48.62%
2019 (7)	30	$11.66	to	$11.62	$348	—%		0.75%	to	1.40%	16.60%	to	16.20%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

LargeCap Growth I Class 1:
2021	2,861	$6.8	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%		to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	*	to	33.49%	*
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%		to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%		to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42%	to	2.00%	33.15%		to	31.07%

LargeCap S&P 500 Index Class 1:
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%		to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	*	to	15.75%	*
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%		to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%		to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42%	to	2.00%	20.98%		to	19.11%

LargeCap S&P 500 Index Class 2:
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%		to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%		to	16.14%
2019	1,221	$12.35	to	$15.3	$15,836	2.08%	0.75%	to	1.40%	29.73%		to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%		to	(6.25)%
2017	275	$11.4	to	$12.65	$3,235	2.08%	1.00%	to	1.40%	13.77%		to	19.57%

MFS International Intrinsic Value Service Class:
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%		to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%		to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%		to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%		to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00%	to	2.00%	17.72%		to	24.35%

MFS New Discovery Service Class:
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%		to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%		to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%		to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%		to	(3.62)%
2017	110	$12	to	$13.54	$1,497	—%	1.00%	to	2.00%	19.05%		to	23.77%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

MFS Utilities Service Class:
2021	747	$14.66		to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%		to	11.56%
2020	686	$12.98		to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%		to	3.52%
2019	709	$12.38		to	$27	$15,284	3.83%	0.75%	to	2.00%	23.92%		to	22.34%
2018	633	$9.99		to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%		to	(1.21)%
2017	643	$10.57		to	$22.34	$13,276	4.13%	1.00%	to	2.00%	5.38%		to	12.26%

MFS Value Service Class:
2021	113	$39.25		to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%		to	22.69%
2020	135	$31.81		to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%		to	1.16%
2019	170	$31.25		to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%		to	26.93%
2018	192	$24.47		to	$23.1	$4,681	1.28%	1.40%	to	2.00%	(11.60)%		to	(12.13)%
2017	226	$27.68		to	$26.29	$6,239	1.70%	1.40%	to	2.00%	15.72%		to	15.05%

MidCap Class 1:
2021	2,177	$25.7		to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%		to	23.04%
2020	2,483	$20.56	*	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	*	to	15.98%	*
2019	2,908	$17.45		to	$127.6	$338,480	0.27%	0.42%	to	2.00%	42.50%		to	40.27%
2018	3,361	$12.25		to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%		to	(8.41)%
2017	3,871	$13.16		to	$99.32	$351,847	0.54%	0.43%	to	2.00%	24.99%		to	23.04%

MidCap Class 2:
2021	916	$14.53		to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%		to	23.43%
2020 (9)	305	$11.69		to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%		to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2021	223	$18.64		to	$21.5	$4,639	—%	0.75%	to	2.00%	11.88%		to	10.48%
2020	233	$16.66		to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%		to	36.95%
2019	252	$12.02		to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%		to	29.89%
2018	223	$9.14		to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%		to	(8.45)%
2017	215	$11.77		to	$11.95	$2,599	—%	1.00%	to	2.00%	17.00%		to	22.19%

Neuberger Berman AMT Sustainable Equity Class I:
2021	161	$43.47		to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%		to	21.04%
2020	186	$35.7		to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%		to	17.20%
2019	220	$30.28		to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%		to	23.37%
2018	132	$24.4		to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%		to	(7.60)%
2017	167	$26.24		to	$24.22	$4,355	0.50%	1.40%	to	2.00%	16.78%		to	16.11%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Neuberger Berman AMT Sustainable Equity Class S:
2021	6	$16	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (6)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40%	to	2.00%	11.97%	to	11.29%

PIMCO All Asset Advisor Class:
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00%	to	1.40%	7.21%	to	11.81%

PIMCO Commodity Real Return Strategy Class M:
2021	38	$12.2	to	$9.9	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00%	to	1.40%	2.40%	to	0.49%

PIMCO Emerging Market Bond Administrative Class:
2021 (11)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

PIMCO High Yield Administrative Class:
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00%	to	2.00%	3.40%	to	4.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Low Duration Advisor Class:
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00%	to	2.00%	—%	to	(0.82)%

PIMCO Total Return Administrative Class:
2021	2,381	$11.49	to	$13.2	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.8	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00%	to	2.00%	2.20%	to	2.83%

Principal Capital Appreciation Class 1:
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95%	to	2.00%	19.63%	to	18.37%

Principal Capital Appreciation Class 2:
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00%	to	1.40%	13.57%	to	18.79%

Principal LifeTime 2010 Class 1:
2021	690	$19.00	to	$18.76	$14,299	1.65%	0.95%	to	2.00%	4.97%	to	3.82%
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.8	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95%	to	2.00%	10.43%	to	9.25%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime 2020 Class 1:
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95%	to	2.00%	13.91%	to	12.71%

Principal LifeTime 2030 Class 1:
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95%	to	2.00%	17.10%	to	15.95%

Principal LifeTime 2040 Class 1:
2021	571	$14.56	to	$27.9	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95%	to	2.00%	19.53%	to	18.24%

Principal LifeTime 2050 Class 1:
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95%	to	2.00%	20.97%	to	19.73%

Principal LifeTime Strategic Income Class 1:
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95%	to	2.00%	7.79%	to	6.62%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Real Estate Securities Class 1:
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%		to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	*	to	(5.34)%	*
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%		to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%		to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41%	to	2.00%	8.74%		to	7.02%

Real Estate Securities Class 2:
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%		to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%		to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%		to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%		to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00%	to	1.40%	5.67%		to	7.41%

Rydex Basic Materials:
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%		to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%		to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%		to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%		to	(18.57)%
2017	37	$11.36	to	$11.9	$440	0.69%	1.00%	to	1.40%	12.92%		to	19.72%

Rydex Commodities Strategy:
2021	158	$9.6	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%		to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%		to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%		to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%		to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00%	to	2.00%	8.04%		to	2.31%

Rydex NASDAQ 100:
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%		to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%		to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%		to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%		to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00%	to	1.40%	16.90%		to	29.32%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

SAM Balanced Portfolio Class 1:
2021	18,731	$3.46	to	$20.49	$414,419	1.54%		0.42%	to	2.00%	13.26%		to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%		0.38%	to	2.00%	10.81%	*	to	9.08%	*
2019	23,734	$2.75	to	$16.85	$427,977	2.43%		0.39%	to	2.00%	19.50%		to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%		0.75%	to	2.00%	(5.44)%		to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%		0.41%	to	2.00%	14.73%		to	12.91%

SAM Balanced Portfolio Class 2:
2021	2,698	$13.96	to	$15.73	$38,820	1.43%		0.75%	to	1.40%	12.58%		to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%		0.75%	to	1.40%	10.12%		to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%		0.75%	to	1.40%	18.78%		to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%		0.75%	to	1.40%	(5.11)%		to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.00%	*	1.00%	to	1.40%	9.38%		to	13.31%

SAM Conservative Balanced Portfolio Class 1:
2021	4,796	$21.05	to	$18.22	$95,296	1.81%		0.95%	to	2.00%	8.67%		to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%		0.95%	to	2.00%	8.58%		to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%		0.95%	to	2.00%	14.73%		to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%		0.95%	to	2.00%	(4.37)%		to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%		0.95%	to	2.00%	10.39%		to	9.31%

SAM Conservative Balanced Portfolio Class 2:
2021	1,244	$13.04	to	$14.14	$16,588	1.76%		0.75%	to	1.40%	8.67%		to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%		0.75%	to	1.40%	8.40%		to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%		0.75%	to	1.40%	14.83%		to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%		0.75%	to	1.40%	(3.50)%		to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%		1.00%	to	1.40%	6.79%		to	9.66%

SAM Conservative Growth Portfolio Class 1:
2021	3,602	$25.73	to	$22.26	$87,461	1.18%		0.95%	to	2.00%	16.64%		to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%		0.95%	to	2.00%	11.87%		to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%		0.95%	to	2.00%	22.87%		to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%		0.95%	to	2.00%	(7.49)%		to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%		0.95%	to	2.00%	18.67%		to	17.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Growth Portfolio Class 2:
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00%	to	1.40%	12.57%	to	17.78%

SAM Flexible Income Portfolio Class 1:
2021	5,790	$19.53	to	$16.9	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95%	to	2.00%	7.41%	to	6.28%

SAM Flexible Income Portfolio Class 2:
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00%	to	1.40%	4.60%	to	6.64%
SAM Strategic Growth Portfolio Class 1:
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95%	to	2.00%	21.07%	to	19.83%

SAM Strategic Growth Portfolio Class 2:
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.8	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00%	to	1.40%	14.17%	to	20.22%

Short-Term Income Class 1:
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85%	to	2.00%	1.58%	to	0.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SmallCap Class 1:
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%		to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	*	to	19.76%	*
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%		to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%		to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41%	to	2.00%	12.40%		to	10.64%

SmallCap Class 2:
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%		to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%		to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%		to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%		to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00%	to	1.40%	10.10%		to	11.01%

T. Rowe Price Blue Chip Growth Portfolio II:
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%		to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%		to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%		to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%		to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40%	to	2.00%	33.94%		to	33.15%
T. Rowe Price Health Sciences Portfolio II:
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%		to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%		to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%		to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%		to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40%	to	2.00%	25.54%		to	24.79%

Templeton Global Bond VIP Class 4:
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%		to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%		to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%		to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%		to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00%	to	2.00%	(3.10)%		to	(0.32)%

Templeton Growth VIP Class 2:
2021	23			$26.32	$612	1.14%			0.85%				3.95%
2020	24			$25.32	$617	2.93%			0.85%				4.93%
2019	27			$24.13	$661	2.81%			0.85%				14.14%
2018	35			$21.14	$737	2.00%			0.85%				(15.54)%
2017	36			$25.03	$891	1.61%			0.85%				17.46%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

The Merger Fund:
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00%	to	1.40%	0.60%	to	1.23%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.5	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (6)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

TOPS Balanced ETF Portfolio Investor Class:
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (6)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (6)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (6)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2021	39	$13.17	to	$12.6	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (6)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

VanEck Global Resources Class S:
2021 (19)	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00%	to	2.00%	(0.59)%	to	(3.82)%

(*)
We identified immaterial corrections in certain divisions related to the unit fair value corresponding to the low/high expense ratios, investment income ratio and total return corresponding to the low/high expense ratios, which were corrected in 2021.

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(5)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(6)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(7)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(8)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(9)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(10)	Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(11)	Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

(12)	Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(13)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(14)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(15)	Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(16)	Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(17)	Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(18)	Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(19)	Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 6, 2022, and determined no items required recognition or disclosure.